Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	YINGLI GREEN ENERGY HOLDING CO LTD
Entity Central Index Key	0001394029
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	152,633,366
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash	$ 664,300	4,181,038	5,856,132
Restricted cash	227,567	1,432,282	644,928
Accounts receivable, net	338,483	2,130,377	1,909,319
Inventories	424,366	2,670,919	2,524,956
Prepayments to suppliers	61,478	386,939	573,937
Value-added tax recoverable	150,778	948,982	931,830
Amounts due from and prepayments to related parties	88,268	555,542	291,564
Prepaid expenses and other current assets	68,671	432,216	174,395
Total current assets	2,023,911	12,738,295	12,907,061
Long-term prepayments to suppliers	210,158	1,322,714	504,326
Property, plant and equipment, net	1,968,443	12,389,184	9,933,956
Land use rights	83,131	523,219	358,834
Intangible assets, net	17,539	110,386	160,494
Goodwill			273,666
Other assets	63,492	399,615	50,157
Total assets	4,366,674	27,483,413	24,188,494
Current liabilities:
Short-term borrowings, including current portion of long-term debt	1,306,833	8,225,076	5,857,878
Accounts payable	473,034	2,977,230	2,475,415
Advances from customers	142,045	894,021	1,001,292
Amounts due to related parties	38,541	242,575	84,481
Convertible senior notes	1,465	9,218
Senior secured convertible notes	20,675	130,127
Other current liabilities and accrued expenses	74,893	471,365	363,912
Total current liabilities	2,057,486	12,949,612	9,782,978
Convertible senior notes			8,121
Senior secured convertible notes			83,213
Medium-term notes	382,337	2,406,391	1,001,128
Long-term debt, excluding current portion	548,451	3,451,899	2,496,482
Reserve for inventory purchase commitments	122,516	771,102
Other liabilities	135,170	850,748	542,956
Total liabilities	3,245,960	20,429,752	13,914,878
Shareholders' equity:
Ordinary shares - Par value: US$0.01 Authorized shares: 1,000,000,000 Issued shares: 156,205,313 and 158,200,387 as of December 31, 2010 and 2011, respectively Outstanding shares: 156,205,313 and 152,633,366 as of December 31, 2010 and 2011, respectively	1,908	12,011	11,881
Additional paid-in capital	1,028,952	6,476,123	6,412,995
Treasury stock: nil and 5,567,021 as of December 31, 2010 and 2011, respectively, at cost	(19,675)	(123,838)
Accumulated other comprehensive income	22,085	138,999	59,183
Retained earnings (Accumulated deficit)	(213,238)	(1,342,098)	1,866,813
Total equity attributable to Yingli Green Energy	820,032	5,161,197	8,350,872
Noncontrolling interests	300,682	1,892,464	1,922,744
Total shareholders' equity	1,120,714	7,053,661	10,273,616
Commitments and contingencies
Total liabilities and shareholders' equity	$ 4,366,674	27,483,413	24,188,494

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Ordinary shares, Par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, Authorized shares	1,000,000,000	1,000,000,000
Ordinary shares, Issued shares	158,200,387	156,205,313
Ordinary shares, Outstanding shares	152,633,366	156,205,313
Treasury stock, shares	5,567,021

Consolidated Statements of Operations In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenues
Sales of PV modules	$ 2,287,467	14,397,086	12,276,854	7,158,441
Sales of PV systems	8,537	53,731	56,662	50,197
Other revenues	36,090	227,148	166,471	46,231
Total net revenues	2,332,094	14,677,965	12,499,987	7,254,869
Cost of revenues
Cost of PV modules sales	1,891,594	11,905,502	8,131,218	5,458,284
Cost of PV systems sales	6,876	43,280	49,190	39,851
Cost of other revenues	44,409	279,504	166,794	42,361
Total cost of revenues	1,942,879	12,228,286	8,347,202	5,540,496
Gross profit	389,215	2,449,679	4,152,785	1,714,373
Operating expenses
Selling expenses	129,971	818,022	780,244	347,545
General and administrative expenses	95,763	602,728	467,516	410,101
Research and development expenses	45,267	284,909	137,525	184,332
Provision for (recovery of) doubtful accounts receivable	6,195	38,988	(13,098)	322,668
Impairment of goodwill	43,436	273,382
Impairment of long-lived assets	361,465	2,275,024		131,177
Provision for inventory purchase commitments	135,321	851,694
Total operating expenses	817,418	5,144,747	1,372,187	1,395,823
Income (loss) from operations	(428,203)	(2,695,068)	2,780,598	318,550
Other income (expense)
Equity in losses of affiliates, net	(1,518)	(9,557)	(628)	(2,769)
Interest expense	(99,578)	(626,737)	(438,011)	(376,336)
Interest income	4,584	28,852	15,992	6,321
Foreign currency exchange gains (losses)	(30,264)	(190,475)	(338,216)	38,389
Loss on debt extinguishment				(244,744)
Loss from revaluation of embedded derivative				(231,345)
Gain on bargain purchase from an acquisition	8,294	52,202
Other income	6,608	41,593	11,764	7,373
Earnings (loss) before income taxes	(540,077)	(3,399,190)	2,031,499	(484,561)
Income tax benefit (expense)	21,197	133,413	(333,466)	31,831
Net income (loss)	(518,880)	(3,265,777)	1,698,033	(452,730)
Less: Loss (earnings) attributable to the noncontrolling interests	9,035	56,866	(311,257)	(78,865)
Net income (loss) attributable to Yingli Green Energy	$ (509,845)	(3,208,911)	1,386,776	(531,595)
Basic earnings (loss) per ordinary share (in CNY and dollars per share)	$ (3.25)	(20.46)	9.15	(3.83)
Diluted earnings (loss) per ordinary share (in CNY and dollars per share)	$ (3.25)	(20.46)	8.86	(3.83)

Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Total Yingli Green Energy shareholders' equity USD ($)	Total Yingli Green Energy shareholders' equity CNY	Ordinary share USD ($)	Ordinary share CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Treasury Stock USD ($)	Treasury Stock CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Retained earnings USD ($)	Retained earnings CNY	Non-controlling interests USD ($)	Non-controlling interests CNY	Total comprehensive loss USD ($)	Total comprehensive loss CNY	Comprehensive income (loss) attributable to Yingli Green Energy USD ($)	Comprehensive income (loss) attributable to Yingli Green Energy CNY	Comprehensive income (loss) attributable to the noncontrolling interests USD ($)	Comprehensive income (loss) attributable to the noncontrolling interests CNY
Balance at Dec. 31, 2008		6,172,270		4,777,119		9,922		3,724,358				31,207		1,011,632		1,395,151
Balance (in shares) at Dec. 31, 2008						127,447,821
Increase (Decrease) in Shareholders' Equity
Net income (loss)		(452,730)		(531,595)										(531,595)		78,865		(452,730)		(531,595)		78,865
Foreign currency exchange translation adjustment, net of nil tax		(24,989)		(18,423)								(18,423)				(6,566)		(24,989)		(18,423)		(6,566)
Comprehensive income (loss)																		(477,719)		(550,018)		72,299
Issuance of ordinary shares upon vesting of restricted shares						36		(36)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						530,212
Issuance of ordinary shares upon exercise of stock options		4,352		4,352		11		4,341
Issuance of ordinary shares upon exercise of stock options (in shares)						159,417
Share-based compensation		76,027		37,442				37,442								38,585
Establishment of new subsidiaries with noncontrolling interests		44,750														44,750
Issuance of ordinary shares		1,553,183		1,553,183		1,257		1,551,926
Issuance of ordinary shares (in shares)						18,390,000
Conversion of senior secured convertible notes		59,596		59,596		137		59,459
Conversion of senior secured convertible notes (in shares)						2,000,000
Fair value of conversion feature of First Tranche of senior secured convertible notes		170,893		170,893				170,893
Beneficial conversion feature of Second Tranche of senior secured convertible notes		201,210		201,210				201,210
Fair value of ADM warrants		381,297		381,297				381,297
Balance at Dec. 31, 2009		8,185,859		6,635,074		11,363		6,130,890				12,784		480,037		1,550,785
Balance (in shares) at Dec. 31, 2009						148,527,450
Increase (Decrease) in Shareholders' Equity
Net income (loss)		1,698,033		1,386,776										1,386,776		311,257		1,698,033		1,386,776		311,257
Foreign currency exchange translation adjustment, net of nil tax		35,822		46,321								46,321				(10,499)		35,822		46,321		(10,499)
Cash flow hedging derivatives, net of nil tax		46		78								78				(32)		46		78		(32)
Comprehensive income (loss)																		1,733,901		1,433,175		300,726
Issuance of ordinary shares upon vesting of restricted shares						36		(36)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						527,764
Issuance of ordinary shares upon exercise of stock options		4,049		4,049		9		4,040
Issuance of ordinary shares upon exercise of stock options (in shares)						139,200
Share-based compensation		74,753		63,520				63,520								11,233
Conversion of senior secured convertible notes		215,054		215,054		405		214,649
Conversion of senior secured convertible notes (in shares)						6,000,688
Issuance of ordinary shares upon exercise of ADM warrants						68		(68)
Issuance of ordinary shares upon exercise of ADM warrants (in shares)						1,010,211
Capital injection from a subsidiary's noncontrolling interests holder		60,000														60,000
Balance at Dec. 31, 2010		10,273,616		8,350,872		11,881		6,412,995				59,183		1,866,813		1,922,744
Balance (in shares) at Dec. 31, 2010		156,205,313				156,205,313
Increase (Decrease) in Shareholders' Equity
Net income (loss)	(518,880)	(3,265,777)		(3,208,911)										(3,208,911)		(56,866)		(3,265,777)		(3,208,911)		(56,866)
Foreign currency exchange translation adjustment, net of nil tax		70,166		79,247								79,247				(9,081)		70,166		79,247		(9,081)
Cash flow hedging derivatives, net of nil tax		556		569								569				(13)		556		569		(13)
Comprehensive income (loss)																	(507,643)	(3,195,055)	(497,163)	(3,129,095)	(10,480)	(65,960)
Issuance of ordinary shares upon vesting of restricted shares						35		(35)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						525,764
Issuance of ordinary shares upon exercise of stock options		601		601		2		599
Issuance of ordinary shares upon exercise of stock options (in shares)						25,250
Share-based compensation		73,858		62,657				62,657								11,201
Issuance of ordinary shares upon exercise of ADM warrants						93		(93)
Issuance of ordinary shares upon exercise of ADM warrants (in shares)						1,444,060
Share repurchase		(123,838)		(123,838)						(123,838)
Acquisition of a subsidiary		33,050														33,050
Profit distribution by a subsidiary		(8,571)														(8,571)
Balance at Dec. 31, 2011	$ 1,120,714	7,053,661	$ 820,032	5,161,197	$ 1,908	12,011	$ 1,028,952	6,476,123	$ (19,675)	(123,838)	$ 22,085	138,999	$ (213,238)	(1,342,098)	$ 300,682	1,892,464
Balance (in shares) at Dec. 31, 2011	158,200,387				158,200,387

Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss) (Parenthetical) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss)
Foreign currency exchange translation adjustment, tax
Cash flow hedging derivatives, tax

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2009 Cyber Power CNY	Dec. 31, 2010 Subsidiary CNY
Cash flow from operating activities:
Net income (loss)	$ (518,880)	(3,265,777)	1,698,033	(452,730)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	131,365	826,798	471,159	343,381
Amortization of intangible assets	7,961	50,108	48,814	56,386
Gain on bargain purchase from an acquisition	(8,294)	(52,202)
Loss on disposal of property, plant and equipment	3,929	24,728	15,571	1,483
Provision for (recovery of) doubtful accounts receivable	6,195	38,988	(13,098)	322,668
Loss on sale of accounts receivable	362	2,279	6,270	5,891
Write-down of inventories to net realizable value	74,655	469,872	16,467	9,590
Equity in losses of affiliates, net	1,518	9,557	628	2,769
Land use rights expense	5,160	32,478	9,326	7,995
Loss on debt extinguishment				244,744
Amortization of debt discount			105,626	54,554
Amortization of debt issuance cost	3,862	24,311	22,887	19,977
Share-based compensation	11,734	73,858	74,753	76,027
Deferred income tax benefit	(50,071)	(315,150)	(15,071)	(135,253)
Accreted interest on convertible senior notes and senior secured convertible notes	8,684	54,658	173,656	141,270
Foreign currency exchange losses (gains), net	(1,574)	(9,907)	51,520	(2,247)
Changes in fair value of financial instruments	(631)	(3,963)	1,513	25,316
Loss from revaluation of embedded derivative				231,345
Impairment of goodwill	43,436	273,382
Provision for inventory purchase commitments	135,321	851,694
Impairment of long-lives assets	361,465	2,275,024		131,177
Changes in operating assets and liabilities, net of the effect of acquisition:
Restricted cash related to purchase of inventory and other operating activities	43,350	272,841	(222,501)	(47,676)
Accounts receivable	(41,224)	(259,458)	(145,634)	(636,370)
Inventories	(21,977)	(138,321)	(449,156)	902,477
Prepayments to suppliers	(146,801)	(923,951)	(244,462)	(38,070)
Prepaid expenses and other current assets	(41,896)	(263,695)	(18,092)	(37,856)
Value-added tax recoverable	(2,725)	(17,152)	(631,302)	161,057
Amounts due from and prepayments to related parties	(55,212)	(347,499)	(235,545)	(264,882)
Accounts payable	50,450	317,526	541,474	840,817
Other current liabilities and accrued expenses	7,762	48,841	105,471	116,359
Advances from customers	(21,810)	(137,271)	970,260	(21,332)
Other liabilities	42,921	270,138	96,885	57,849
Amounts due to related parties	25,119	158,094	64,299	11,495
Net cash provided by operating activities	54,154	340,829	2,499,751	2,128,211
Cash flows from investing activities
Government grants for property, plant and equipment	19,956	125,599	102,480	23,690
Purchase of property, plant and equipment	(768,797)	(4,838,729)	(3,077,582)	(2,255,154)
Restricted cash related to purchase of property, plant and equipment	(87,170)	(548,637)	(735,452)	(485,484)
Payments for land use rights	(27,651)	(174,032)	(33,900)	(284,277)
Proceeds from disposal of an affiliate				3,000
Cash paid for the acquisition, net of cash acquired					(328,232)	(408)
Equity investments	(3,767)	(23,707)	(10,000)	(6,600)
Cash acquired from the acquisition of a subsidiary, net of cash paid	8,715	54,851
Loans made to related parties	(15,888)	(100,000)
Cash proceeds from repayment of loans made to related parties				390
Net cash used in investing activities	(874,602)	(5,504,655)	(3,754,862)	(3,332,667)
Cash flows from financing activities
Proceeds from short-term borrowings	1,117,742	7,034,958	6,386,843	3,482,487
Proceeds from long-term debt	591,413	3,722,292	2,548,854	1,073,598
Repayment of short-term borrowings	(1,007,965)	(6,344,037)	(4,678,764)	(2,952,688)
Repayment of long-term borrowings	(153,957)	(968,990)	(112,100)	(54,618)
Proceeds from structured loan				341,795
Repayment of structured loan				(341,620)
Proceeds from issuance of ordinary shares				1,553,183
Proceeds from exercise of options	95	601	4,049	877
Restricted cash related to guarantee of bank borrowings	(160,080)	(1,007,522)		(167,774)
Contribution from noncontrolling interest holders			60,000	42,250
Proceeds from (Repayment of) borrowings from Yingil Hainan's 30% equity owner	(23,833)	(150,000)	90,000	60,000
Proceeds from borrowings from related parties				100,000
Repayment of borrowings from related parties				(100,000)
Proceeds from issuance of senior secured convertible notes, net of issuance cost of RMB 2,344				335,585
Payment for the repurchase of the convertible senior notes			(1,327,623)
Dividend paid to noncontrolling interests	(1,362)	(8,571)	(10,956)
Net proceeds from issuance of medium-term notes	222,437	1,400,000	995,823
Payment for share repurchase	(19,675)	(123,838)
Net cash provided by financing activities	564,815	3,554,893	3,956,126	3,373,075
Effect of foreign currency exchange rate changes on cash	(10,513)	(66,161)	(92,969)	(29,447)
Net increase (decrease) in cash	(266,146)	(1,675,094)	2,608,046	2,139,172
Cash at beginning of year	930,446	5,856,132	3,248,086	1,108,914
Cash at end of year	664,300	4,181,038	5,856,132	3,248,086
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	70,856	445,960	114,051	103,535
Income tax paid	63,708	400,970	296,824	68,882
Non-cash investing and financing transactions:
Payables for purchase of property, plant and equipment	122,334	769,956	598,378	525,180
Grants for purchase of property, plant and equipment paid to suppliers by the government				98,430
Payables for purchase of land use right				13,600
Conversion of senior secured convertible notes to ordinary shares			123,478	28,706
Contribution of intangible assets from noncontrolling interest holders				2,500
Conversion of loan to Yingli Power to purchase price consideration of Cyber Power acquisition				37,230

Consolidated Statements of Cash Flows (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows
Yingil Hainan's percentage of equity owner (as a percent)	30.00%	30.00%	30.00%
Proceeds from issuance of senior secured convertible notes, issuance cost			2,344

Organization and Description of Business	12 Months Ended
Dec. 31, 2011
Organization and Description of Business
Organization and Description of Business

(1)                      Organization and Description of Business

Yingli Green Energy Holding Company Limited (“Yingli Green Energy”) is incorporated in the Cayman Islands and was established on August 7, 2006. Yingli Green Energy and its subsidiaries (collectively, the “Company”) are principally engaged in the design, development, marketing, manufacture, installation and sale of photovoltaic (“PV”) products in the People’s Republic of China (“PRC”) and overseas markets.

Summary of Significant Accounting Policies and Significant Concentrations and Risks	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies and Significant Concentrations and Risks
Summary of Significant Accounting Policies and Significant Concentrations and Risks

(2)                      Summary of Significant Accounting Policies and Significant Concentrations and Risks

(a)                      Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared and presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)                      Principles of Consolidation

The consolidated financial statements of Yingli Green Energy include Yingli Green Energy and its subsidiaries.  For consolidated subsidiaries where the Company’s ownership in the subsidiary is less than 100%, the equity interest not held by the Company is shown as noncontrolling interests. All significant inter-company balances and transactions have been eliminated upon consolidation.

(c)                       Significant Concentrations and Risks

Revenue concentrations

The Company’s business depends substantially on government incentives given to its customers.  In many countries in which the Company sells its products, the market of the Company’s products would not be commercially viable on a sustainable basis without government incentives.  This is largely in part caused by the cost of generating electricity from solar power currently exceeding and that is expected to continue to exceed the costs of generating electricity from conventional energy sources. The Company generated approximately 97%, 96% and 100% of its total net revenues for the years ended December 31, 2009, 2010 and 2011, respectively, from sales to customers in countries with known government incentive programs for the use of solar products. A significant reduction in the scope or discontinuation of government incentive programs would have a materially adverse effect on the demand of the Company’s products.

A significant portion of the Company’s net revenues are from customers located in Germany, the United States of America (“USA”) and Peoples’ Republic of China (“PRC”).  Revenues from customers located in Germany, USA and PRC are as follows:

	Year ended
	December 31, 2009	% of net revenue	December 31, 2010	% of net revenue	December 31, 2011		% of net revenue
	RMB		RMB		RMB	US$

Germany	4,575,675	63%	7,078,239	57%	6,595,109	1,047,857	45%
USA	147,383	2%	1,216,962	10%	2,137,219	339,570	15%
PRC	328,505	5%	745,917	5%	3,287,904	522,395	22%
Total	5,051,563	70%	9,041,118	72%	12,020,232	1,909,822	82%

The Company derived significant revenue from sales outside of the PRC. As a result the Company’s financial performance could be affected by events such as changes in foreign currency exchange rates, trade protection measures and changes in regional or worldwide economic or political conditions.

Management currently expects that the Company’s operating results will, for the foreseeable future, continue to depend on the sale of PV modules to a relatively small number of customers. The Company’s relationships with such key customers have been developed over a short period of time and are generally in their preliminary stages. In addition, the Company’s business is affected by competition in the market for the products that many of the Company’s major customers sell, and any decline in their businesses could reduce purchase orders from these customers. The loss of sales to any of these customers could have a material adverse effect on the Company’s business and results of operations. Furthermore, these customers have sought, from time to time, to prospectively renegotiate the pricing terms of their current agreements with the Company or obtain more favorable terms upon renewal of the contracts. Any adverse revisions to the material terms of the Company’s agreements with its key customers could have a material adverse effect on its business and results of operations.

Sales to one major customer, which exceeded 10% of the Company’s net revenue in 2009 and 2010, are as follows:

		Year ended December 31,
	Location	2009	% of net revenue	2010	% of net revenue	2011		% of net revenue
		RMB		RMB		RMB	US$

Customer A	Germany	1,223,529	17%	1,501,037	12%	1,240,351	197,072	8%

Accounts receivable from the above customer is as follows:

		December 31,
	Location	2010	2011
		RMB	RMB	US$

Customer A	Germany	68,148	24,254	3,854

Accounts receivable concentrations

A significant portion of the Company’s outstanding accounts receivable is derived from sales to a limited number of customers. As of December 31, 2010, accounts receivable from one individual customer accounted for approximately 10.4% of total outstanding accounts receivable, net.  As of December 31, 2011, there was no individual customer with accounts receivable balance in excess of 10% of the Company’s total accounts receivable, net.

Dependence on suppliers

Polysilicon is the most important raw material used in the production of the Company’s PV products. To maintain competitive manufacturing operations, the Company depends on timely delivery by its suppliers of polysilicon in sufficient quantities.  The Company’s failure to obtain sufficient quantities of polysilicon in a timely manner could disrupt its operations, prevent it from operating at full capacity or limit its ability to expand as planned, which will reduce the growth of its manufacturing output and revenue.

In order to secure a stable supply of polysilicon and other raw materials, the Company makes prepayments to certain suppliers.  Such amounts are recorded as prepayments to suppliers, prepayments to related party suppliers (included in amounts due from and prepayments to related parties), and long-term prepayments to suppliers in the Company’s consolidated balance sheets and amounted to RMB 1,175,829 and 1,866,879 (US$296,617) as of December 31, 2010 and 2011, respectively.  The Company makes the prepayments without receiving collateral for such payments.  As a result, the Company’s claims for such prepayments would rank only as an unsecured claim, which exposes the Company to the credit risks of the suppliers. As of December 31, 2010 and December 31, 2011, advances made to individual suppliers in excess of 10% of total prepayments to suppliers are as follows:

		December 31,
	Location	2010	2011
		RMB	RMB	US$
Supplier A	Singapore	—	217,381	34,539
Supplier B	South Korea	129,666	332,962	52,902
Supplier C	Germany	591,816	875,645	139,126
Total		721,482	1,425,988	226,567

The Company obtains some equipment used in its manufacturing process from a small number of selected equipment suppliers. In addition, some equipment has been customized based on the Company’s specifications, is not readily available from multiple vendors and would be difficult to repair or replace. If any of these suppliers were to experience financial difficulties or go out of business, the Company may have difficulties in repairing or replacing its equipment in the event of any damage to the manufacturing equipment or a breakdown of the production process. The Company’s ability to deliver products timely would suffer, which in turn could result in order cancellations and loss of revenue.  A supplier’s failure to deliver the equipment in a timely manner with adequate quality and on terms acceptable to the Company could delay its capacity expansion of manufacturing facilities and otherwise disrupt its production schedule or increase its costs of production.  The Company also made deposits of RMB 341,198 and RMB 473,974 (US$75,307) as of December 31, 2010 and 2011, respectively, for the purchase of equipment without receiving collateral for such payments.  As a result, the Company’s claims for such payments would rank only as an unsecured claim, which exposes the Company to the credit risks of the equipment suppliers.

Concentrations of cash balances held at financial institutions

Cash balances include:

	December 31, 2010		December 31, 2011
	Original currency	RMB equivalents	Original currency	RMB equivalents
Cash held by financial institutions located in:
PRC:
Denominated in RMB	3,675,875	3,675,875	2,391,014	2,391,014
Denominated in U.S. dollar (US$)	229,668	1,521,020	197,529	1,244,612
Denominated in European monetary unit (EURO)	50,353	443,430	15,693	128,091
Hong Kong Special Administrative Region (the “HK SAR”):
Denominated in U.S. dollar (US$)	369	2,443	22,037	138,851
Denominated in EURO	—	—	1,583	12,919
Singapore:
Denominated in U.S. dollar (US$)	—	—	282	1,776
Denominated in Singapore dollar (SGD)	—	—	111	539
Europe:
Denominated in US$	57	377	127	799
Denominated in EURO	19,759	174,006	20,546	167,703
US:
Denominated in US$	5,584	36,982	14,477	91,218
Total cash held by financial institutions		5,854,133		4,177,522

Restricted cash held by financial institutions located in the PRC:
Denominated in RMB	577,900	577,900	1,372,682	1,372,682
Denominated in US$	7,905	52,353	6,488	40,883
Denominated in EURO	1,666	14,675	2,293	18,717
Total restricted cash		644,928		1,432,282

As of December 31, 2010 and December 31, 2011, there were cash balances at three PRC individual financial institutions that each held cash balances in excess of 10% of the Company’s total cash balances, which collectively accounted for approximately 45.1% and 56.8% of the Company’s total cash balances, respectively.

Management believes that these financial institutions are of high credit quality.

(d)                  Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities as well as with respect to the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include the allocation of the purchase price for the Company’s business acquisitions, the estimated useful lives of property, plant and equipment and intangibles with definite lives, recoverability of the carrying values of property, plant and equipment, goodwill and intangible assets, the fair value of share-based payments, allowances for doubtful receivables, realizable value of inventories, prepayments and deferred income tax assets, the fair value of financial and equity instruments, warranty obligations and provision for inventory purchase commitments. Actual results could differ from those estimates.

(e)                       Foreign Currency

The Company’s reporting currency is the Renminbi (“RMB”).  Assets and liabilities of foreign companies whose functional currency is not RMB are translated into RMB using the exchange rate on the balance sheet date. Revenues, if any, and expenses are translated at average rates prevailing during the year. Gains and losses resulting from translation of financial statements of foreign companies are recorded as a separate component of accumulated other comprehensive income within shareholders’ equity.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction.  Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet date.  The resulting exchange differences are recorded in “foreign currency exchange gains (losses)” in the consolidated statements of operations.  Transaction gains and losses resulting from intercompany foreign currency transactions that are of a long-term investment nature are treated in the same manner as translation adjustments and therefore excluded from the determination of net income (loss).

RMB is not fully convertible into foreign currencies. All foreign exchange transactions involving RMB must take place either through the People’s Bank of China (“PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

For the convenience of readers, certain 2011 RMB amounts have been translated into U.S. dollar amounts at the rate of RMB 6.2939 to US$1.00, the noon buying rate in the City of New York for cable transfers of RMB per U.S. dollar as set forth in the H.10 weekly statistical release of the Federal Reserve Board, as of December 31, 2011. No representation is made that RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other certain rate on December 31, 2011, or at any other date.

(f)                         Cash and Restricted Cash

Cash consists of cash on hand, cash in bank accounts, and interest bearing savings accounts.

Restricted cash of RMB 644,928 and RMB 1,432,282 (US$227,567) as of December 31, 2010 and 2011, respectively, represents bank deposits for securing letters of credit and letters of guarantee granted to the Company, primarily for the purchase of inventory and equipment and the guarantee of the offshore bank borrowings. Such letters of credit and letters of guarantee expire within one year.

(g)                       Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts and aging data. Judgments are made with respect to the collectability of accounts receivable balances based on historical collection experience, customer specific facts and current economic conditions.  Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Sale of Accounts Receivable

In 2010 and 2011, the Company entered into agreements to sell without recourse certain accounts receivable to several PRC banks. The buyer is responsible for servicing the receivables. The accounts receivables were determined to be legally isolated from the Company and its creditors, even in the event of bankruptcy or other receivership and the Company has surrendered control over the transferred receivables. As a result, the accounts receivables were considered sold and were therefore derecognized. The Company received proceeds from the sale of accounts receivable of RMB 1,684,959 and RMB 343,865 (US$54,635) for the years ended December 31, 2010 and 2011, respectively, and has included the proceeds in net cash provided by operating activities in the consolidated statements of cash flows. The Company recorded a loss on the sale of accounts receivable of RMB 6,270 and RMB 2,279 (US$362) for the years ended December 31, 2010 and 2011, respectively, which is included in general and administrative expense.

(h)                      Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined by using the weighted-average cost method. Cost of work-in-progress and finished goods are comprised of direct materials, direct labour, and related manufacturing overhead based on normal operating capacity.  Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value based on historical and forecasted demand.

(i)                         Prepayments to Suppliers

Advance payments for the future delivery of raw materials are made based on written purchase orders detailing product, quantity, pricing and are classified as “prepayments to suppliers” in the consolidated balance sheets. The Company’s supply contracts grant the Company the right to inspect products prior to acceptance. The balance of the “prepayments to suppliers” is reduced and reclassified to ‘‘inventories’’ when inventory is received and passes quality inspection. Such reclassifications of RMB 537,008, RMB 424,044 and RMB 476,113 (US$75,647) for the years ended December 31, 2009, 2010 and 2011, respectively, are not reflected as cash outflows from operating activities.  As of December 31, 2010 and 2011, prepayments to suppliers of RMB 504,326 and RMB 1,322,714 (US$210,158), respectively, representing the portion expected to be utilized after twelve months have been classified as “long-term prepayments to suppliers” in the consolidated balance sheets and relate to prepayments to suppliers for long-term supply agreements with deliveries scheduled to commence beyond the next twelve months at each respective balance sheet date.

(j)                         Long-lived Assets

Property, Plant and Equipment

Property, plant and equipment are stated at cost.  Depreciation is provided over the estimated useful lives of the asset, taking into consideration any estimated residual value, using the straight-line method.  When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.  The estimated useful lives of property, plant and equipment are as follows:

Buildings	30 years
Machinery and equipment	4 -10 years
Furniture and fixtures	3 -5 years
Motor vehicles	8 -10 years

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of the cost of inventory production, and expensed to cost of revenues when the inventory is sold.

Cost incurred in the construction of new facilities, including progress payments and deposits, interest and other costs relating to the construction, are capitalized and transferred out of construction in progress and into their respective asset categories when the assets are ready for their intended use, at which time depreciation commences.

Goodwill and Other Intangible Assets

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill and trademarks, which have an indefinite useful life are not amortized, but instead are tested for impairment at least annually.

Intangible assets, other than trademarks, are amortized on a straight-line basis over the estimated useful lives of the respective assets. The Company’s amortizable intangible assets consist of technical know-how, customer relationships, order backlog and short-term supplier agreements with the following estimated useful lives:

Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

The Company’s amortizable intangible assets also include long-term supplier agreements related to polysilicon supply agreements with delivery periods from 5 to 10 years commencing in 2009.

Impairment of Long-Lived Assets

Long-lived assets, such as property, plant, and equipment and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. In 2009, due to the decrease in the price of polysilicon, the Company recognized an impairment loss for the remaining book value of the long-term supply agreements. In 2011, the Company recognized an impairment loss of RMB 2,275,024 (US$361,465) for property, plant and equipment. See note (5) to the consolidated financial statements.

Goodwill and intangible assets that are not subject to amortization are tested annually for impairment, and are tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. For intangible assets that are not subject to amortization, an impairment loss is recognized to the extent that the carrying amount exceeds the asset’s fair value. For goodwill, the impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. In 2011, the Company recognized an impairment loss of RMB 273,382 (US$43,436) on the goodwill. See note (23) to the consolidated financial statements.

Government grant

Government grants are recognized in the balance sheet initially when there is reasonable assurance that they will be received and that the Company will comply with the conditions attaching to them.

For the year ended December 31, 2010, the Company received government grants of RMB 102,480 related to the construction of the solar power plants and recognized them as other current liabilities and long-term other liabilities of RMB 31,600 and RMB 70,880, respectively.

For the year ended December 31, 2011, the Company received government grants of RMB 125,599 (US$ 19,956) related to the construction of the solar power plants and the procurement of machineries, which were recognized as long-term other liabilities.

These grants are amortized as the related assets are depreciated or amortized. The grants amortized amounted to nil, nil and RMB 9,484 (US$1,507) for the year ended December 31, 2009, 2010 and 2011, respectively.

(k)                      Land Use Rights

Land use rights represent the cost of rights to use land in the PRC. Land use rights are carried at cost and charged to expense on a straight-line basis over the respective periods of the rights of 45 - 50 years.

(l)                         Equity Investments

Investments in entities where the Company does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Under the equity method of accounting, the Company’s share of the investee’s results of operations is included in other income (expense) in the Company’s consolidated statements of operations. Equity investments are accounted for under the cost method when the Company does not have the ability to exercise significant influence over the operating and financial policies of the investees. Under the cost method of accounting, the Company records an investment in the equity of an investee as cost, and recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition.

The Company recognizes a loss when there is a loss in value of an equity investment which is other than a temporary decline. The process of assessing and determining whether an impairment on a particular equity investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other-than-temporary, management considers whether the Company has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary.  Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to year-end, and forecasted performance of the investee. In 2011, the Company recognized an impairment loss of RMB 8,720 (US$1,385) on its equity investment. See note (8) to the consolidated financial statements.

(m)                   Statutory Reserves

In accordance with the relevant laws and regulations of the PRC, PRC enterprises are required to transfer 10% of their after tax profit, as determined in accordance with PRC accounting standard and regulations to a general reserve fund until the balance of the fund reaches 50% of the registered capital of the enterprise. The transfer to this general reserve fund must be made before distribution of dividends can be made.  As of December 31, 2010 and 2011, the PRC subsidiaries of the Company had appropriated RMB 378,964 and RMB 405,512 (US$64,429), respectively, to the general reserve fund, which is restricted from being distributed to the Company, and if applicable, to the noncontrolling interests.

(n)                      Derivative Financial Instruments and Hedging Activities

The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships, changes in the fair value are either offset through earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in accumulated other comprehensive income, to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings.

The Company enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Company formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The Company also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The Company discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge.

In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Company continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When it is probable that a forecasted transaction will not occur, the Company discontinues hedge accounting and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive income related to the hedging relationship.

(o)                      Share-based Payment

The Company applies FASB ASC Topic 718, Compensation - Stock Compensation (“ASC Topic 718”) for share-based payments. Under ASC 718, the Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period.  The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model. The Company applies the fair value method for equity instrument issued to non-employee under FASB ASC Topic 505-50, Equity-based Payments to Non-employees (“ASC Topic 505-50”).

(p)                      Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable and collectibility is reasonably assured.  These criteria as they relate to the sale of the Company’s products or services are as follows:

For all sales, the Company requires a contract or purchase order which quantifies pricing, quantity and product specifications.

For sales of PV modules from PRC to foreign customers, delivery of the products occurs at the point in time the product is delivered to the named port of shipment, which is when the risks and rewards of ownership are transferred to the customer. For sales of PV modules to domestic customers in PRC or by foreign subsidiaries, delivery of the product occurs at the point in time the product is received by the customer, which is when the risks and rewards of ownership have been transferred.

Sales of PV systems consist of the delivery, assembly and installation of PV modules, related power electronics and other components. The Company considers the PV system to be delivered, and the risks and rewards of ownership transferred, when installation of all components is complete and customer acceptance is received. Customer acceptance is evidenced by a signed project acceptance document. The assembly and installation of PV systems is short, generally lasting between 1 to 3 months, and requires advance payments from the customer.

Other revenue consists primarily of the sale of raw materials. Delivery for the sale of raw materials occurs at the point in time the product is delivered to the customer, which is when the risks and rewards of ownership have been transferred. Delivery is evidenced by a signed customer acceptance form.

Shipping and handling fees billed to customers are recorded as revenues, and the related shipping or delivery costs are recorded as selling expense.

Advance payments received from customers for the future sale of inventory are recognized as advances from customers in the consolidated balance sheets. Advances from customers are recognized as revenues when the conditions for revenue recognition described above have been satisfied. Advances from customers have been recognized as a current liability because the amount at each balance sheet date is expected to be recognized as revenue within twelve months.

In the PRC, value added tax (“VAT”) at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of product and services and is not recorded as revenue.  VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

(q)                      Research and Development

Research and development costs are expensed as incurred.

Research and development costs are incurred during the period the Company is developing new products or refining existing products or technologies. Its research and development costs consist primarily of compensation and related costs for personnel, material, supplies, equipment depreciation and laboratory testing costs. These costs are expensed as incurred until the products have been developed and tested and are ready for production and sale.

(r)                        Employee Benefits Plans

Pursuant to the relevant PRC regulations, the Company is required to make contributions for each employee at a rate of 20% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement program organized by the local Social Security Bureau. In addition, the Company is also required to make contributions for each employee at rates of 7.5%-10%, 1%-2% and 6.6%-13.6% of standard salary base for medical insurance benefits, unemployment and other statutory benefits, respectively.  Total amount of contributions for the years ended December 31, 2009, 2010 and 2011 was RMB 27,128, RMB 76,161 and RMB 177,714 (US$28,236), respectively.

(s)                        Warranty Cost

Before September 30, 2011, the Company’s multicrystalline PV modules are typically sold with a two or five-year limited warranty for defects in materials and workmanship, and a 10-year and 25-year warranty guaranteeing 90% and 80% of initial power generation capacity, respectively. With effect from October 1, 2011, the Company implemented a new and improved warranty terms for multicrystalline PV module that guarantees 91.2% and 80.7% of initial power generation capacity for 10 years and 25 years, respectively. Further, in respect of monocrystalline Panda PV module, the Company guarantees 98.0%, 92.0% and 82.0% of initial power generation for the first year, 10 years and 25 years, respectively. In addition, based on customers’ specific requirements, the Company provides the multicrystalline PV modules with linear-based warranty which guarantees each year’s power output during the twenty-five-year warranty period. The Company bears the risk of warranty claims long after the Company has sold its products and recognized revenues. The Company has sold PV modules since January 2003, and none of the Company’s PV modules has been in use for the entire warranty periods. In connection with the Company’s PV system sales in the PRC, the Company provides a one- to five- year warranty against defects in the Company’s modules, storage batteries, controllers and inverters.

The Company performs industry-standard testing to test the quality, durability and safety of the Company’s products. As a result of such tests, management believes the quality, durability and safety of its products are within industry norms. Management’s estimate of the amount of its warranty obligation is based on the results of these tests, consideration given to the warranty accrual practice of other companies in the same industry and the Company’s expected failure rate and future costs to service failed products. The Company’s warranty obligation will be affected by its estimated product failure rates, the costs to repair or replace failed products and potential service and delivery costs incurred in correcting a product failure.  Consequently, the Company accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. To the extent that actual warranty costs differ significantly from estimates, the Company will revise its warranty provisions accordingly.

Actual warranty costs are charged against the accrued warranty liability. Warranty expense is recorded as selling expense.

Changes in the carrying amount of accrued warranty liability are as follows:

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Beginning balance	123,649	189,233	303,641	48,243
Warranty expense for the current year	72,747	125,155	154,092	24,483
Warranty costs incurred or claimed	(7,163)	(10,747)	—	—
Total accrued warranty cost	189,233	303,641	457,733	72,726
Less: accrued warranty cost, current portion	14,789	22,469	32,383	5,145
Accrued warranty cost, excluding current portion	174,444	281,172	425,350	67,581

(t)                         Firm Purchase Commitment

The Company entered into several long-term fixed price contracts to purchase polysilicon to ensure an adequate supply of polysilicon to operate its plants.  These contracts represent firm purchase commitments which are evaluated for potential market value losses. The Company estimates a loss on these firm purchase commitments based on the lower of cost or market with reference to the estimated future sales price of PV modules.  In 2011, the Company recognized a provision for inventory purchase commitments of RMB 851,694 (US$135,321). See note (17) to the consolidated financial statements.

(u)                      Income Taxes

Income taxes are accounted for under the asset and liability method.  Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards.  Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted.  A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of an unrecognized tax benefit, if the position is not more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax benefits are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.  The Company’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits, if and when required, as interest expense and a component of general and administrative expenses, respectively, in the consolidated statements of operations.

(v)                       Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

The Company is exposed to risks associated with liability claims in the event that the use of the PV products the Company sells results in injury.  The Company does not maintain any third-party liability insurance coverage other than limited product liability insurance or any insurance coverage for business interruption. As a result, the Company may have to pay for financial and other losses, damages and liabilities, including, those in connection with or resulting from third-party product liability claims and those caused by natural disasters and other events beyond the Company’s control, out of its own funds, which could have a material adverse effect on its financial conditions and results of operations.

(w)                    Segment Reporting

The Company uses the management approach in determining reportable operating segments.  The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Company’s reportable segments. Management has determined that the Company has only one operating segment, as that term is defined by FASB ASC Topic 280, Segment reporting.

(x)                      Earnings Per Share

In accordance with FASB ASC Topic 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of convertible senior notes and senior secured convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options, restricted shares and warrants (using the treasury stock method).  Potential dilutive securities are not included in the calculation of dilutive earnings per share if the impact is anti-dilutive.

(y)                       Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·                  Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·                  Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

·                  Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

See note (7) to the consolidated financial statements.

(z)                        Recently Issued Accounting Standards

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 for reporting periods starting January 1, 2013 and does not expect the adoption of ASU 2011-11 will result in any material impact on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. Early adoption is permitted. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The Company plans to implement the provisions of ASU 2011-05 by presenting a single consolidated statement of comprehensive income in 2012.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The Company expects that the adoption of ASU 2011-04 in 2012 will not have a material impact on its consolidated financial statements.

Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable
Accounts Receivable

(3)                     Accounts Receivable

Accounts receivable is summarized as follows:

	December 31,
	2010	2011
	RMB	RMB	US$

Accounts receivable	2,218,801	2,473,683	393,029
Less: Allowance for doubtful accounts	(309,482)	(343,306)	(54,546)
Total accounts receivable, net	1,909,319	2,130,377	338,483

The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Beginning balance	(986)	(323,025)	(309,482)	(49,172)
Additions	(322,668)	(788)	(45,612)	(7,246)
Reversal of allowance for doubtful accounts	—	13,886	6,624	1,051
Write-off of accounts receivable charged	629	445	5,164	821
Ending balance	(323,025)	(309,482)	(343,306)	(54,546)

As part of its ongoing control procedures, management monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. Credit terms are normally 3 months from the date of billing. For certain customers the Company requires an advance payment before the sale is made.  Such advance payments are reported as “advances from customers” in the Company’s consolidated balance sheets and amounted to RMB 1,001,292 and RMB 894,021 (US$142,045) as of December 31, 2010 and 2011, respectively.  The Company also requires certain customers to secure payment by a letter of credit issued by the customers’ banks.  Letters of credit have terms less than 90 days. Until the letter of credit is drawn and the amount is paid, the amount due from the customer is recorded as accounts receivable. As of December 31, 2010 and 2011, 91% and 44%, respectively, of accounts receivable were denominated in currencies other than the RMB.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

(4)                       Inventories

Inventories by major category consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$
Raw materials	1,182,606	628,818	99,909
Work-in-progress	588,582	346,126	54,994
Finished goods	753,768	1,695,975	269,463
Total inventories	2,524,956	2,670,919	424,366

Provisions to write-down the carrying amount of obsolete inventory to its estimated net realizable value amounted to RMB 9,590, RMB 16,467 and RMB 469,872 (US$74,655) for the years ended December 31, 2009, 2010 and 2011, respectively, and were recorded as cost of revenues in the consolidated statements of operations.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment

(5)                      Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

Buildings	1,413,575	2,247,643	357,115
Machinery and equipment	6,974,703	11,589,915	1,841,452
Furniture and fixtures	31,302	84,562	13,436
Motor vehicles	64,102	89,563	14,230
Construction in progress	2,473,924	2,488,762	395,424
Total property, plant and equipment	10,957,606	16,500,445	2,621,657

Less: Accumulated depreciation	(1,023,650)	(1,836,237)	(291,749)
Less: Impairment	—	(2,275,024)	(361,465)
Total property, plant and equipment, net	9,933,956	12,389,184	1,968,443

For the year ended December 31, 2011, given the continuing decline in the spot market price of polysilicon, the Company recorded an impairment loss of RMB 2,275,024 (US$361,465) for property, plant, and equipment with respect to the production of polysilicon based on the present value of expected future cash flows discounted at the weighted average cost of capital.

Depreciation expense on property, plant and equipment was allocated to the following expense items:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Cost of revenues	319,049	432,989	754,977	119,954
Selling expenses	303	1,817	993	158
General and administrative expenses	15,282	24,223	36,473	5,795
Research and development expenses	8,747	12,130	34,355	5,458
Total depreciation expense	343,381	471,159	826,798	131,365

The Company capitalized interest costs as a component of the cost of construction in progress as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Interest cost capitalized	144,179	272,369	202,138	32,117
Interest cost charged to income	376,336	438,011	626,737	99,578
Total interest cost incurred	520,515	710,380	828,875	131,695

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

(6)                     Derivative Instruments and Hedging Activities

The Company uses foreign currency forward contracts to manage its exposure to foreign currency risks arising from sales denominated in foreign currency and uses interest-rate-related derivative instruments to manage its exposure related to changes in interest rates on its variable-rate debt instruments. The Company does not speculate using derivative instruments.

Foreign Currency

The Company’s principal operating subsidiaries, Baoding Tianwei Yingli New Energy Resources Co., Ltd. (“Tianwei Yingli”) and Yingli Energy (China) Co., Ltd. (“Yingli China”) are located in the PRC with the Renminbi being its functional currency. However, the majority of these two entity’s sales are in currencies other than Renminbi, primarily the EURO and US$. Any depreciation of the EURO or US$ against the Renminbi will generally result in foreign exchange losses and adversely affect the Company’s results of operations. With an aim to reduce its risk exposure, the Company, on a selected basis, enters into forward contracts with financial institutions to forward sell EURO or USS$ when it entered into certain sales contracts denominated in EURO or US$ through its PRC operating subsidiaries. Some of these foreign currency forward contracts are qualified as foreign currency cash flow hedges at inception, and thus the change in the fair value of these hedge contracts were initially recognized in accumulated other comprehensive income and reclassified into the consolidated statements of operations in the period that the sale of the related hedged item is recognized or when hedge accounting is discontinued if the foreign currency forward contracts are no longer effective in offsetting cash flows attributable to the hedged risk. During the year ended December 31, 2010, the Company entered into foreign currency forward contracts with a notional amount of EURO 159,580, against its EURO denominated sales. During the year ended December 31, 2011, the Company entered into foreign currency forward contracts with a notional amount of EURO 76,680 and US$ 48,000 against its EURO and US$ denominated sales, respectively.  As of December 31, 2010 and 2011, the Company had outstanding foreign currency forward contracts with notional amounts of EURO 50,040 and US$ 48,000, respectively.

Interest

The Company’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its business operation and expansion, the Company’s PRC operating subsidiaries will obtain short-term and long-term bank borrowings. Some of bank borrowings carry variable interest rates. Interest expenses on these banking borrowings may increase as a result of change in market interest rates. With an aim to reduce its interest rate exposure, the Company entered into one long-term interest rate swap contract, with notional amount of US$70,000, in 2009. As of December 31, 2010 and 2011, the Company had outstanding interest rate swap contracts with notional amounts of US$ 54,000 and US$ 45,000, respectively.

Balance Sheet Classification

The following summarizes the fair values and location in the consolidated balance sheet of all derivatives held by the Company as of December 31, 2010 and 2011:

		Fair Value
	Balance Sheet Classification	2010	2011
		RMB	RMB	US$
Assets:
Foreign currency contract	Prepaid expenses and other current assets	3,834	490	78
Total derivatives designated as hedges		3,834	490	78

Liability:
Interests rate swap	Other liabilities	30,663	23,370	3,713
Total derivatives not designated as hedges		30,663	23,370	3,713

Cash Flow Hedge Loss or Gain Recognition

The following summarizes the loss (gain), recognized in the consolidated statement of operations, of derivatives designated and qualifying as cash flow hedges for the years ended December 31, 2009, 2010 and 2011:

Derivatives in Cash Flow Hedging Relationships	Amount of Loss (Gain) Recognized in Other Comprehensive Income		Location of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss	Amount of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss		Amount of Loss Recognized in Loss on Derivative (ineffective portion)
	RMB	US$		RMB	US$	RMB	US$
2009
Foreign currency contracts	12,640	—	Foreign currency exchange losses	12,640	—	33,003	—

2010
Foreign currency contracts	54,679	—	Foreign currency exchange losses	54,601	—	—	—

2011
Foreign currency contracts	(18,441)	(2,930)	Foreign currency exchange losses	(17,872)	(2,840)	—	—

Other Derivatives Gains (Losses) Recognition

The following summarizes the losses and the location in the consolidated statements of operations of derivatives not designated as hedging instruments for the years ended December 31, 2009, 2010 and 2011:

	Location of Loss Recognized in Income on Derivative	Amount of Loss Recognized in Income on Derivative
		2009	2010	2011
		RMB	RMB	RMB	US$
Derivatives Not Designated as Hedging Instruments

Foreign currency contracts	Foreign currency exchange losses	(1,420)	—	—	—
Interest rate swap	Interest expense	(22,986)	(22,945)	(8,481)	(1,347)
Total		(24,406)	(22,945)	(8,481)	(1,347)

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

(7)                     Fair Value Measurements

(a)                      Fair Value Hierarchy

In accordance with ASC Topic 820, Fair Value Measurements and Disclosures (ASC Topic 820), the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

·                Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

·                Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

·                Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2010 and 2011:

		Fair value measurements at
		December 31, 2010
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2010	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	3,834	—	3,834	—
Total	3,834	—	3,834	—

Liabilities:
Interests rate swap contract	30,663	—	—	30,663
Total	30,663	—	—	30,663

		Fair value measurements at
		December 31, 2011
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	490	—	490	—
Total	490	—	490	—

Liabilities:
Interests rate swap contract	23,370	—	—	23,370
Total	23,370	—	—	23,370

The following table presents the Company’s activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in ASC Topic 820 for the year ended December 31, 2009, 2010 and 2011:

Liabilities
Interest rate swap
Balance at December 31, 2008	—
Total realized and unrealized losses:
Included in income	22,986
Included in other comprehensive income	—
Balance at December 31, 2009	22,986
Total losses for 2009:
included in income attributable to the change in unrealized losses relating to liabilities held at December 31, 2009	22,986

Liabilities
Interest rate swap
Balance at December 31, 2009	22,986
Total realized and unrealized losses:
Included in income	22,945
Included in other comprehensive income	—
Settlement	(15,268)
Balance at December 31, 2010	30,663
Total losses for 2010:
included in income attributable to the change in unrealized losses relating to liabilities held at December 31, 2010	7,677

Liabilities
Interest rate swap
Balance at December 31, 2010	30,663
Total realized and unrealized losses:
Included in income	8,481
Included in other comprehensive income	—
Settlement	(15,774)
Balance at December 31, 2011	23,370
Total gain for 2011:
included in income attributable to the change in unrealized gain relating to liabilities held at December 31, 2011	(7,293)

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis at December 31, 2011:

		Quoted
		prices in
		active	Significant
		markets for	other	Significant
	December	identical	observable	unobservable
	31,	assets	inputs	inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)		Total losses
Property, plant and equipment, net	12,389,184	—	—	12,389,184		2,275,024
Goodwill	—	—	—	Nil	(*)	273,382

* As further described in note (23), the Company recorded a full impairment of its goodwill based on its estimated implied fair value of nil as of December 31, 2011. The estimated implied fair value was determined based on certain Level 3 unobservable inputs.

(b)                      Fair Value of Financial Instruments

Management used the following methods and assumptions to estimate the fair value of financial instruments at the relevant balance sheet dates:

·                 Short-term financial instruments (cash, restricted cash, accounts receivable, amounts due from related parties, accounts payable, short-term borrowing, and amounts due to related parties) - cost approximates fair value because of the short maturity period.

·                 Long-term debt and long-term payable (included in other liabilities) - fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. The carrying value of the long-term debt and long-term payable approximate their fair values as all the long-term debts and long-term payable carry variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

·                Convertible senior notes - as of December 31, 2010 and 2011, the fair value of the convertible senior notes, determined based on quoted market value of the notes, was approximately US$1,395 and US$1,479 (RMB9,317), respectively.

·                Senior secured convertible notes — It is not practicable to estimate the fair value of the Company’s senior secured convertible notes without incurring excessive costs because of the lack of an unobservable market data and complexity of the conversion rate adjustment feature. Additional information pertinent to these notes is provided in note (12).

·                Medium-term notes — fair value is based on the amount of future cash flows associated with the debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. As of December 31, 2011, the carrying value of the medium-term notes approximate its fair value as the current incremental borrowing rate for similar types of borrowing arrangements did not differ significantly from the borrowing rate carried by the medium-term notes.

·                Foreign currency forward contract — as of December 31 2010 and 2011, the fair value is determined by discounting estimated future cash flow, which is based on the changes in the forward rate.

·                Interests swap contract — as of December 31, 2010 and 2011 the fair value is determined by using pricing models developed based on the LIBOR swap rate and other unobservable market data.

Equity Investments	12 Months Ended
Dec. 31, 2011
Equity Investments
Equity Investments

(8)                      Equity Investments

Equity investments are RMB 25,804 and RMB 25,127 (US$ 3,992) as of December 31, 2010 and 2011, respectively, which are included in other assets in the consolidated balance sheets.

The Company’s 50% equity investment in Tibet Tianwei Yingli New Energy Resources Co., Ltd. (“Tibetan Yingli”) is accounted for under equity method. As of December 31, 2010 and December 31, 2011, the Company’s advances to Tibetan Yingli was RMB 9,308, which assisted Tibetan Yingli in supporting their operating activities and was included in the carrying value of equity investments.  Given the continuing losses sustained by Tibetan Yingli, the Company made full provision of RMB 8,720 (US$1,385) for the equity investment as of December 31, 2011.

In July 2007, the Company acquired a 30% equity interest in Baoding Dongfa Tianying New Energy Resources, Co., Ltd. (“Dongfa Tianying”) for RMB 3,000.  The purchase price approximated 30% of the fair value of Dongfa Tianying’s net assets.  Consequently, no investor level goodwill was recognized. In April 2009, the Company disposed the investment with proceeds of RMB 3,000 and loss of RMB 940 was recorded as “equity in losses of affiliates, net” for the year ended December 31, 2009.

In February 2009, Yingli China and two other entities, unrelated to the Company, established Beijing Badaling Green Photovoltaic Power Generation Co., Ltd.. Yingil China contributed RMB 600 to acquire a 10% equity interest.  The investment is accounted for under cost method.

In September 2009, Yingli China and two other entities, unrelated to the Company, established Hainan Solar Power Company Limited. Yingli China contributed RMB 6,000 to acquire a 20% equity interest.  In 2011, Yingli China further injected cash of RMB 20,362 (US$3,235) while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under equity method.

In February 2010, Yingli China and two other entities, unrelated to the Company, established Beijing Jingyi Renewable Energy Engineering Co., Ltd.. Yingli China contributed RMB 10,000 to acquire a 10% equity interest. In July 2011, Yingli China injected cash of RMB 1,875 (US$298) while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under cost method.

In September 2011, Yingli Beijing and a subsidiary of Yingli Group, established Beijing Shuntong Wuliu Co., Led. Yingli Beijing contributed RMB 1,470 (US$234) to acquire 49% equity interest. The investment is accounted for under equity method.

Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings
Borrowings

(9)                     Borrowings

(a)                      Current

Short-term borrowings and current installments of long-term debt consist of the following:

	Year ended December 31,
	2010	2011
	RMB	RMB	US$

Guaranteed by bank deposit	869,415	900,890	143,137
Guaranteed by related parties	1,647,241	3,197,817	508,082
Guaranteed by property, plant and equipment	853,000	475,245	75,509
Guaranteed by accounts receivable	—	12,978	2,062
Unsecured loans	1,826,160	1,911,687	303,736
Current portion of long-term debt (note b)	662,062	1,726,459	274,307
Total short-term borrowings and current portion of long-term debt	5,857,878	8,225,076	1,306,833

Short-term borrowings outstanding(including the current portion of long-term debt) as of December 31, 2010 and December 31, 2011 bore a weighted average interest rate of 4.85% and 6.23% per annum, respectively. All short-term borrowings mature and expire at various times within one year.  These facilities contain no specific renewal terms.  The Company has traditionally negotiated renewal of certain facilities shortly before they mature.

b)                          Non-current

	Year ended December 31,
	2010	2011
	RMB	RMB	US$
Long-term bank debt:
Secured loan from China Development Bank	357,626	283,541	45,050
Unsecured loan	1,372,527	1,300,000	206,549
Guaranteed by related parties	198,681	1,312,225	208,492
Secured by multiple assets	929,710	2,183,167	346,870
Borrowings from other parties:
Guaranteed by related parties	300,000	—	—
Guaranteed by property, plant and equipment	—	99,425	15,797
	3,158,544	5,178,358	822,758
Less: current portion	(662,062)	(1,726,459)	(274,307)
Total long-term borrowings	2,496,482	3,451,899	548,451

In September 2008, Tianwei Yingli entered into a five-year loan of US$75,000 at an interest rate of 6-month LIBOR plus 3% per annum with a European banking consortium. The loan is unsecured, guaranteed by Yingli Green Energy and repayable in semi-annual installment of US$9,375 starting from March 15, 2010.

Under its debt agreement, the Company is required to maintain certain financial ratios, including current ratio and net debt to earnings before income taxes, depreciation and amortization ratio. Further, the debt agreements contain restrictions on transfers of assets, loans and contributions over RMB 20,000 to the borrower’s subsidiaries and the sales, transfer or disposal of any assets over RMB 300,000.

In December 2011, the Company entered into an amendment to the aforementioned agreement, under which the remaining balance of the bank loan has been fully repaid in March 2012.

In December 2008, Yingli China entered into an eight-year US$70,000 loan agreement at an interest rate of 6-month LIBOR plus 6% per annum with China Development Bank. The loan is guaranteed by Tianwei Yingli and Mr. Liansheng Miao, the Company’s chairman and CEO, and secured by Yingli China’s fixed assets.  The loan is repayable in annual installment of US$8,000 for the first two years and US$9,000 for the remaining six years, respectively, commencing in December 2009.

In May 2010, Tianwei Yingli entered into a three-year US$20,000 loan agreement at an interest rate of 12-month LIBOR plus 1.7% per annum with Luso International Banking Ltd.  The loan is secured by Yingli Green Energy and repayable upon maturity.

In May 2010, Hainan Yingli New Energy Resources Co., Ltd. (“Yingli Hainan”) entered into a five-year RMB 180,000 loan agreement at an interest rate of 5.76% per annum with Industrial and Commercial Bank of China Limited. The loan is guaranteed by Yingli Green Energy and repayable in semi-annual installment of RMB 20,000 starting from August 2011.

In June 2010, Yingli Hainan entered into a five-year RMB 220,000 loan agreement at a floating interest rate of the five-year Renminbi benchmark loan rates as published by the People’s Bank of China plus an additional surcharge of 2.5% per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Green Energy and repayable in an annual installment of RMB 55,000 starting from June 2011.

In July 2010, Yingli China entered into a five-year RMB 500,000 loan agreement at an interest rate of the five-year Renminbi benchmark loan rates per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Group and Yingli Green Energy and secured by Yingli China’s fixes assets.  The loan is repayable in annual installment of RMB 70,000, RMB 140,000, RMB 170,000 and RMB 120,000 in 2011, 2012, 2013 and 2014, respectively.

In August 2010, Tianwei Yingli entered into a two-year RMB 1,000,000 loan agreement at an interest rate applicable to the Export Seller’s Credit which is renewed quarterly with the Export-Import Bank of China. The loan is unsecured and repayable upon maturity.

In February 2011, Yingli Hainan entered into a five-year RMB 400,000 (US$63,554) loan agreement with China Merchants Bank at an interest rate of the five-year Renminbi benchmark loan rate per annum. As of December 31, 2011, the Company withdrew RMB 358,000 (US$56,880) under this agreement. The loan is guaranteed by Yingli Hainan’s fixed assets.

In March 2011, Yingli China entered into a 45-month RMB 1,000,000 (US$158,884) loan agreement with China Communications Bank at an interest rate of three- to five- year Renminbi benchmark loan rate plus an additional surcharge of 10% per annum. As of December 31, 2011, the Company withdrew RMB 367,480 (US$58,387) under this agreement. The loan is guaranteed by multiple assets.

In May 2011, Yingli China entered into a 42-month RMB 1,160,000 (US$184,305) loan agreement with Bank of China and China Citic Bank at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% per annum. As of December 31, 2011, the Company withdrew RMB 290,000 (US$46,076) under this agreement. The loan is guaranteed by Yingli Green Energy and Yingli Group.

In October 2011, Tianjin Yingli New Energy Resources Co., Ltd. (“Tianjin Yingli”) borrowed an eight-year RMB 350,000 (US$55,609) loan from China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum and an eight-year US$ 100,000 loan from China Development Bank at an interest rate of 6-month LIBOR plus 520 basis points per annum. The loan is guaranteed by multiple assets.

In November 2011, Yingli Hainan entered into an eight-year RMB 900,000 (US$142,996) loan agreement with China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum. As of December 31, 2011, the Company withdrew RMB 600,000 (US$95,330) under this agreement. The loan is guaranteed by multiple assets.

Future principal payments under the above long-term borrowings as of December 31, 2011 are as follows

Year ending December 31,	RMB	US$
2012	1,726,459	274,307
2013	1,349,600	214,430
2014	881,184	140,006
2015	621,332	98,720
2016	342,451	54,410
Thereafter	257,332	40,885
Total	5,178,358	822,758

As of December 31, 2011, the Company has unused lines of credit of RMB 7,124 million (US$1,132 million) with remaining terms less than 12 months and RMB 4,890 million (US$777 million) with remaining terms beyond 12 months.

Structured Loan	12 Months Ended
Dec. 31, 2011
Structured Loan
Structured Loan

(10)               Structured Loan

In January 2009, Yingli China entered into a credit agreement with a fund managed by Asia Debt Management Hong Kong Limited (“ADM Capital”) for a three-year loan facility of up to US$80,000 with an interest rate of 12% per annum. In connection with the loan, the Company granted 4,125,000 detachable warrants to ADM Capital (“ADM warrants”), exercisable with respect to approximately one-fifth of the warrants every six months starting from the drawdown date of the loan to the third anniversary of the drawdown date of the loan. Each warrant grants the right to acquire one ordinary share at an initial strike price based on the 20-trading day volume weighted average closing price per ADS on the New York Stock Exchange for the period prior to the issuance of the warrant, subject to customary anti-dilution and similar adjustments. In addition, the strike price of the warrants was subject to adjustment based on the volume weighted average closing price per ADS on the New York Stock Exchange for the 20-trading day period commencing on the first business day following the announcement of the 2008 audited annual results if certain conditions as defined in the indenture agreement are met.  The Company announced its 2008 audited annual results on June 15, 2009, which did not result in any adjustment to the strike price.  The number of warrants to be granted will be determined based on the final size of the loan on the drawdown date but in no event will exceed 6,600,000. The warrant holder has a call option which requires the Company at its discretion to settle the warrants in cash, shares or a mix of cash and shares. The total settlement amount for any option equals the notional amount exercised (i.e. the number of shares issuable under exercised warrants) for such option multiplied by the greater of (i) zero and (ii) the difference between the exercise price relating to such warrant minus the strike price.  Further, the warranty holder has a put option, which requires the Company to purchase all unexercised warrants on the termination date at a price of US$7.00 per warrant. In addition, Yingli Power Holding Company limited (“Yingli Power”), an investment holding company, which held approximately 43% of the equity interest in Yingli Green Energy as of January 2009 and is controlled by Mr. Liansheng Miao, the Company’s chairman and CEO, pledged certain ADS of the Company as the collateral for the loan and warrants.  The pledged shares will be released upon the Company’s repayment of the loan and the warrant holder’s exercise or termination of the warrants.

On April 7, 2009, the Company drew down US$50,000 (RMB 341,795) of the loan facility and granted 4,125,000 warrants under the warrant agreement at an initial strike price of US$5.64.  Management determined that the warrants should be accounted for as a liability initially at fair value and measured subsequently at fair value with changes in fair value recognized in earnings.  The amount of US$35,021 (RMB 239,307) representing the fair value of the warrants as of April 7, 2009 was bifurcated from the proceeds and recognized as a debt discount. The debt discount is amortized as interest expense using the effective interest rate method over the three-year period the loan is expected to be outstanding. The fair value of the warrants increased to US$55,811 (RMB 381,297) as of June 30, 2009, which took into account the adjustment to the initial strike price and other modifications as described below, and the change of US$20,790 (RMB 141,990) in the fair value of the warrants was recognized as a loss from revaluation of embedded derivative in the statements of operations directly.

On June 29, 2009, the Company repaid the loan in full and paid an early repayment penalty of US$1,000. Upon the repayment, the early repayment penalty, unamortized debt discount and unamortized issuance cost totaling US$35,817 million (RMB 244,744) were charged to the statements of operations as loss on debt extinguishment.

On June 30, 2009, the Company and ADM Capital revised the warrant agreement and modified the terms as follows:

·     The initial strike price decreased from US$5.64 per share to US$5.06 per share;

·        Upon the exercise of the put option by the warrant holders, the Company may, at its sole discretion, elect to settle the put price in (i) cash, (ii) shares or (iii) a combination of cash and shares; and

·        Established a limit on the number of ordinary shares the Company is obligated to issue upon the exercise of the put option by the warrant holder.

This modification allows the Company, at its discretion, to settle the obligation under the put option by issuing equity shares instead of transferring assets (i.e. cash). Management believes that it is more predominant that the warrant holder will exercise its call option under which the Company, at its discretion, could pay cash or issue a variable (but determinable) number of shares to settle the warrants. As a result, the warrants (without the written put option feature) would have been considered indexed to the Company’s own stock and would be classified in shareholders’ equity. The Company reclassified the entire liability balance of US$55,811 to shareholders’ equity accordingly.

In 2010 and 2011, 1,650,000 and 2,475,000 warrants were exercised and 1,010,211 and 1,444,060 ordinary shares were issued by the Company, respectively. There were no outstanding warrants as of December 31, 2011.

Convertible Senior Notes	12 Months Ended
Dec. 31, 2011
Convertible Senior Notes.
Convertible Senior Notes

(11)              Convertible Senior Notes

On December 13, 2007, the Company sold in a public offering an aggregate US$172,500 principal amount zero coupon convertible senior notes due 2012 (the “Convertible Senior Notes”). The net proceeds from the offering, after deducting the offering expenses payable by the Company, were approximately US$166,800. The Convertible Senior Notes are convertible, subject to dilution protection adjustment, at an initial conversion rate of 23.0415 ADSs per US$1 principal amount of Convertible Senior Notes (equivalent to a conversion price of approximately US$43.40 per ADS, and a total number of shares to be converted of 3,974,659).  Unless previously redeemed, repurchased or converted, the Convertible Senior Notes mature on December 15, 2012, at a redemption price of US$1.2883 which is equivalent to 128.83% of the US$1 principal amount to be redeemed.

The Convertible Senior Notes become convertible if any of the following conditions are satisfied:

(i)                        the closing sale price of the ADSs for 20 days in a 30 days period exceeds 120% of the conversion price in effect on the last trading day of a quarter end;

(ii)                     the average trading price of the Convertible Senior Notes is equal to or less than 97% of the average conversion value of the Convertible Senior Notes.  The conversion value is the product of the closing sales price per ADS and the conversion rate;

(iii)                  the occurrence of certain corporate transactions; and

(iv)                 at any time from October 15, 2012 to December 12, 2012.

In lieu of delivery of ADSs in satisfaction of the Company’s obligation upon conversion of the Convertible Senior Notes, the Company may elect to deliver cash or a combination of cash and ADS, as defined in the indenture agreement, based on the portion the Company elects to settle by ADS and the average ADS trading price.

The Company may, at its option, redeem the Convertible Senior Notes, at any time on or after December 15, 2008 and prior to December 15, 2010 at a price in cash equal to the early redemption amount (“Early Redemption Amount”) if the trading price of the ADSs for at least 20 days in a 30 days period exceeds 150% of the Early Redemption Amount of the notes divided by the conversion rate.  The Early Redemption Amount is calculated pursuant to a formula to provide the Note Holders a return of 5.125% per annum, compounded semi-annually.  Further, at any time on or after December 15, 2010, the Company has the right to redeem the Convertible Senior Notes at a price in cash equal to the Early Redemption Amount if the trading price of the ADSs for at least 20 trading days in the 30 consecutive trading day period ending on the date one trading day prior to the date of the notice of redemption exceeds 130% of the Early Redemption Amount of the notes divided by the conversion rate.

On December 15, 2010 (the “Purchase Date”), the holders of the Convertible Senior Notes may require the Company to purchase all or a portion of their outstanding Convertible Senior Notes pursuant to a formula to provide the holders a return of 5.125% per annum, compounded semi-annually.  If a fundamental change (as defined) occurs, the holders may be entitled to a make-whole premium in the form of an increase in the conversion rate or may require the Company to repurchase all or a portion of the Convertible Senior Notes for cash at a repurchase price equal to the Early Redemption Amount.

The Convertible Senior Notes are the Company’s senior unsecured obligations and rank equally with all of its existing and future senior unsecured indebtedness, which are effectively subordinated to all of the Company’s existing and future secured indebtedness and all existing and future liabilities of Yingli Green Energy’s subsidiaries, including trade payables.

Management has determined that the conversion feature embedded in the Convertible Senior Notes should not be bifurcated and accounted for as a derivative pursuant to FASB ASC Topic 815-15, since the embedded conversion feature is indexed to the Company’s own stock and would have been classified in shareholders’ equity if it were a free-standing derivative instrument. Further, management has determined that the embedded call and put options that may accelerate the settlement of the Convertible Senior Notes are clearly and closely related to the debt host contract because the amount paid upon settlement is fixed at a price equal to the principal amount plus any unpaid guaranteed return to the note holders.  Therefore, the embedded call and put options are not accounted for as a separate derivative pursuant to FASB ASC Topic 815-15.

Since the conversion price of the Convertible Senior Notes exceeds the market price of the Company’s ordinary shares on the date of issuance, no portion of the proceeds from the issuance was accounted for as the conversion feature. Costs incurred by the Company that were directly attributable to the issuance of Convertible Senior Notes, were deferred and being charged to the consolidated statements of operations using the effective interest rate method.

On January 1, 2009, the Company adopted FASB ASC Topic 470-20, Debt with conversion and Other Option, which requires recognition of both the liability and equity components of convertible debt instruments with cash settlement features. As a result of the adoption of ASC 470-20, the accompanying financial statements reflect the retroactive adjustments to separately account for the debt and equity components (conversion option) of the Convertible Senior Notes as of the date of issuance. The equity component (conversion option) of the Convertible Senior Notes was determined to be US$6,046 (RMB 44,479) at the issuance date and, accordingly, the initial carrying amount of the Convertible Senior Notes was reduced to US$166,454 (RMB 1,224,569). The resulting debt discount of US$6,046 (RMB 44,479) is amortized and interest expense is recognized using an effective interest rate of 6.46%. Further, the Convertible Senior Notes are classified as a current liability as of December 31, 2009 due to the holder’s option to require the Company to repurchase the Convertible Senior Notes on December 15, 2010.

On December 15, 2010, US$171,300 (RMB 1,140,276) aggregate principle amount of the Convertible Senior Notes plus the accrued unpaid interest payable of US$28,145 (RMB 187,347) was repurchased by the Company and settled in cash, and the remaining principle balance of US$1,200 (RMB 7,561) will be settled upon the maturity on December 13, 2012.

The Convertible Senior Notes as of December 31, 2010 and 2011 are summarized in the following table:

	Year ended December 31,
	2010	2011
	RMB	RMB	US$

Principal amount of Convertible Senior Notes	7,947	7,561	1,202
Cumulative interest payable	174	1,657	263
Net carrying amount	8,121	9,218	1,465

Carrying amount of additional paid-in-capital	43,016	43,016	6,835

Conversion option subject to cash settlement or debt discount is amortized as interest expense through December 15, 2010, the earliest date the holders of the Convertible Senior Notes can demand payment. Debt issuance costs of US$5,473 as of December 13, 2007 have been capitalized and are being amortized on a straight-line basis, which approximate the effective interest rate method from the date the convertible notes were issued to December 15, 2010.

Interest relating to the Convertible Senior Notes was recognized as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Contractual coupon interest	65,263	64,786	1,483	236
Amortization of debt discount	12,871	14,103	—	—
Amortization of debt issuance costs	12,453	11,846	—	—
Interest cost capitalized	(25,092)	(34,789)	(362)	(58)
Total interests expense	65,495	55,946	1,121	178

Senior Secured Convertible Notes	12 Months Ended
Dec. 31, 2011
Senior Secured Convertible Notes.
Senior Secured Convertible Notes

(12)              Senior Secured Convertible Notes

In 2009, the Company entered into a note purchase agreement with Trustbridge Partners II, L.P. (“Trustbridge”), for up to US$50,000 in senior secured convertible notes (“Notes”). A first tranche of US$20,000 (RMB 136,564) Notes was issued in connection with the financing of the Cyber Power acquisition on January 16, 2009 (“First Tranche”). Additional Notes, which are referred to as the “Second Tranche”, for an aggregate principal amount of US$29,449 (RMB 201,084) was issued on July 2, 2009.

The Notes carry an interest rate of 10% per annum which is paid on a quarterly basis and were convertible into the Company’s ordinary shares at an initial conversion rate of 17,699 ordinary shares per US$100 principal amount of Notes (equivalent to a conversion price of approximately US$5.65 per ADS), subject to certain adjustments.  At issuance, each of the Second Tranche Notes will initially be convertible at the conversion rate applicable to the outstanding First Tranche Notes. Unless previously redeemed, repurchased or converted, the Notes mature on January 25, 2012 at a redemption price equal to 152% of the principal amount which guaranteed a rate of return of 15% per annum in addition to the stated coupon rate of 10% per annum aforementioned.

The holders of the Notes have the right, at any time prior to the maturity date of the Notes, to convert the principal amount of the Note plus any accrued but unpaid interest, into shares of the Company.

In addition to the standard dilution protection adjustments, the conversion rate shall be adjusted under the following conditions:

(i)                 If the Company issues shares at a price less than the ten day average share price, the conversion rate shall be increased such that the conversion price is equal to such issuance price. No adjustment is made to decrease the conversion rate;

(ii)              The conversion rate shall be increased such that the conversion price is equal to the average daily volume-weighted average share price (“VWAP”) (20 day forward looking) as of each of the following dates: (a) the date the Company releases its earnings results for fiscal year 2008; (b) the date the Company releases its earnings results for the second fiscal quarter 2009, and (c) the date the Company releases its earnings results for fiscal year 2009.  No adjustment is made to decrease the conversion rate. On February 10, 2009, the Company released its earnings results for fiscal year 2008 and the conversion rate was increased to 22,933 per US$100 (approximately US$4.36 per ADS); and

(iii)    On March 31, June 30, September 30 and December 31 of each year, commencing on June 30, 2010, the conversion rate shall be increased such that the conversion price is equal to the average daily VWAP of the share (20 day backward looking). No adjustment is made to decrease the conversion rate. The conversion price was adjusted to US$4.06 per ADS based on the average daily VWAP for 20 days up to December 31, 2011.

Upon a change of control or a termination of trading, the holders of the Notes can require the Company to repurchase all or any portion of the Notes in cash at a price that guarantees a rate of return of 15% per annum in addition to the stated coupon rate of 10% per annum.

The Notes are guaranteed by Mr. Liansheng Miao, the chairman and CEO of the Company, and Yingli Power.  In addition, Yingli Power pledged certain ADS of the Company as the collateral for the Notes.  Upon any conversion of the Notes into shares of the Company, the collateral shares will be released based on a formula as defined in the indenture agreement. In no event is Yingli Power required to put any additional collateral shares.

Management determined that the conversion feature embedded in the Notes is required to be bifurcated and accounted for as a derivative pursuant to FASB ASC Topic 815, Derivatives and Hedging.  The fair value of the conversion feature for the First Tranche as of January 16, 2009 was US$11,969 (RMB 81,538) and bifurcated from the Notes of US$20,000 (RMB 136,766) as a debt discount.  The debt discount of US$11,969 (RMB 81,538) is amortized over the three-year period the Notes are expected to be outstanding as interest expense using the effective interest rate method.  The fair value of the conversion feature increased to US$25,033 (RMB 170,893) as of May 18, 2009, the modification date as described below.  The change of US$13,064 (RMB 89,355) in the fair value of the embedded derivative liability was recognized as a loss from revaluation of embedded derivative in the statements of operations directly.

On May 18, 2009, the Company entered into a supplemental indenture that established a limit on the number of ordinary shares the Company is obligated to issue, as well as a covenant that prohibits the Company from issuing equity at below market price, subject to certain exceptions. As a result the embedded conversion feature of the Notes discontinued derivative accounting. The fair value of the embedded conversion feature of the First Tranche of the Notes has been classified in shareholders’ equity, with amount of US$25,033 (RMB 170,893) on the date of modification.

At the issuance date, which is also the commitment date of the Second Tranche of the Notes, given that the market price of the ADS was far above the conversion price, all the proceeds from the Second Tranche on July 2, 2009 was recorded as beneficial conversion feature and thus credited to additional paid-in capital. The resulting debt discount of US$29,449 (RMB 201,210) is amortized over 2.5 years, representing the period of the senior secured convertible note is expected to be outstanding as additional non-cash interest expense using the straight line method.

On June 10, 2009, US$8,721 (RMB 59,596) of the First Tranche of the Notes was converted to 2,000,000 ordinary shares.  In accordance with FASB ASC Topic 815-10, Derivatives and Hedging-Overall, US$4,520 (RMB 30,890), representing the relevant unamortized debt discount remaining at the date of conversion, was recorded as interest expense for the year ended December 31, 2009.

On August 10, 2010, US$11,279 (RMB 76,410) of the First Tranche of the Notes and US$ 1,804 (RMB 12,221) of the Second Tranche of the Notes were converted to 2,586,630 and 413,714 ordinary shares, respectively. On September 21, 2010, US$13,083 (RMB 87,652) of the Second Tranche of the Notes was converted to 3,000,344 ordinary shares. US$7,514 (RMB 50,857), representing the relevant unamortized debt discount remaining at the dates of conversion was recorded as interest expense for the year ended December 31, 2010.

Medium-term notes	12 Months Ended
Dec. 31, 2011
Medium-term notes
Medium-term notes

(13)              Medium-term notes

Tianwei Yingli has registered its plan to issue up to RMB 2,400,000 RMB-denominated unsecured five-year medium-term notes (the “Registered Issue”) with the PRC National Association of Financial Market Institutional Investors (“NAFMII”) on October 13, 2010.  The Registered Issue allows Tianwei Yingli to issue RMB-denominated unsecured five-year medium-term notes in two tranches on the PRC inter-bank debenture market. The First Tranche Issue with RMB 1,000,000 was completed on October 13, 2010 and will mature on October 13, 2015. Tianwei Yingli has an option to call the notes at the end of the third year from issuance. Upon exercise of the call option, the re-purchase amount equals to the par value of the notes plus any unpaid interest. The First Tranche bears a fixed annual interest rate of 4.3% per annum in the first three years, which will increase to 5.7% per annum in the remaining two years if Tianwei Yingli chooses not to call the notes on October 13, 2013.

Management believes that the Company will not exercise the call option at the end of the third year from issuance and computed the effective interest rate of 4.82% evenly for the entire contract term of 5 years.

On May 10, 2011, the second tranche of the medium-term notes with a principle amount of RMB 1,400,000 (US$222,438), or the Second Tranche Issue, was issued and will mature on May 12, 2016. The Second Tranche Issue bears a fixed annual interest rate of 6.15%.

Long-term payable	12 Months Ended
Dec. 31, 2011
Long-term payable
Long-term payable

(14)              Long-term payable

In September 2009, Yingli China and two other entities, unrelated to the Company, contributed RMB 100,000, RMB 60,000 and RMB 40,000, to establish Yingli Hainan, with equity interest of 50%, 30% and 20%, respectively. In 2010, Yingli China and these two entities, contributed RMB 150,000, RMB 90,000 and RMB 60,000 to Yingli Hainan, respectively. Through an agreement with the 30% equity owner, Yingli China is committed, within a period of three years, to purchase the 30% equity ownership at RMB 150,000 plus interest expenses at a 3-year bank borrowing rate. Any equity return distributed to the 30% equity owner prior to the purchase will be refunded to Yingli Hainan, which is exclusively for the beneficiary of Yingli China.

Yingli Hainan was determined to be a variable interest entity (“VIE”). Through the agreement, Yingli China absorbs 80% of Yingli Hainan’s expected losses and receives 80% of Yingli Hainan’s expected residual returns and therefore Yingli China has determined that it is the primary beneficiary of Yingli Hainan. The financial statements of Yingli Hainan have been included in the consolidated financial statements of the Company and 20% variable interest not held by the Company is shown as noncontrolling interest. RMB 150,000 cash contribution from the 30% equity owner was accounted for by the Company as a financing arrangement pursuant to FASB ASC Subtopic 480-10, Distinguishing Liabilities from Equity-Overall. A liability of RMB 157,654 representing the 30% equity owner’s cash contribution of RMB 150,000 plus accrued unpaid interest was included in “other liabilities” in the consolidated balance sheet as of December 31, 2010.

In January 2011, Yingli China purchased the 30% equity interest at RMB 150,000 (US$23,833). As a result, Yingli Hainan ceased to be a VIE and became a majority-owned subsidiary of Yingli China. The unpaid interest of RMB 6,419 (US$1,020) is included in “other liabilities” in the consolidated balance sheet as of December 31, 2011.

Share Repurchase Program	12 Months Ended
Dec. 31, 2011
Share Repurchase Program
Share Repurchase Program

(15)              Share Repurchase Program

On September 30, 2011, the Company announced that a share repurchase program has been authorized by its board of directors. Under the terms of the approved program, Yingli Green Energy may repurchase up to US$100 million worth of its issued and outstanding American Depositary Shares (“ADSs”) from time to time over the next 12 months in the open market or in negotiated transactions, subject to market conditions and other factors, as well as relevant rules under the Securities Exchange Act of 1934, as amended. As of December 31, 2011, the Company had repurchased approximately 5.6 million of outstanding ADSs from the open market for a total consideration of US$19.6 million under the share repurchase program.

Financial Obligations	12 Months Ended
Dec. 31, 2011
Financial Obligations
Financial Obligations

(16)              Financial Obligations

In July 2011, the Company sold certain newly purchased equipments (“leased assets”) with carrying amount of RMB 91,959 (US$14,611) to a third party (the “purchaser-lessor”) for cash consideration of RMB 90,000 (US$14,300) and simultaneously entered into a five-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over five years and is entitled to obtain the ownership of these equipments at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 1,959 (US$311), which is being deferred and amortized in the consolidated statements of operation over the remaining useful lives of the leased assets.

As of December 31, 2011, the gross amount of the equipments and related depreciation recorded under capital lease were as follows:

	RMB	US$
Equipments	95,034	15,099
Less: accumulated depreciation	(3,205)	(509)
Net Value	91,829	14,590

As of December 31, 2011, future minimum payments required under non-cancellable sale-leaseback are:

	RMB	US$
Year ending December 31,
2012	21,616	3,434
2013	21,616	3,434
2014	21,616	3,434
2015	21,616	3,434
2016	16,333	2,596
Total minimum lease payments	102,797	16,332
Less: Amount representing interest (at interest rate of 7.245%)	15,357	2,440
Present value of net minimum lease payments	87,440	13,892
Current portion	(15,612)	(2,480)
Non-current portion	71,828	11,412

Provision for Inventory Purchase Commitments	12 Months Ended
Dec. 31, 2011
Provision for Inventory Purchase Commitments.
Provision for Inventory Purchase Commitments

(17)              Provision for Inventory Purchase Commitments

Until the third quarter of 2008, an industry-wide shortage of high purity polysilicon coupled with growing demand for PV modules caused the increases of polysilicon prices. In order to ensure the adequate supply of polysilicon, the Company entered into several long-term fixed price supply contracts from 2006 to 2011 under which the polysilicon would be delivered from 2009 to 2020.  However, from the second quarter of 2011, the polysilicon price has decreased significantly as the result of increased polysilicon manufacturing capacity and the pressure from the decreasing average selling price of PV modules. As a result, the Company recognized a provision of RMB 851,694 (US$135,321) on its firm purchase commitments under the long-term fixed price polysilicon contracts.  RMB 80,592 (US$12,805) of which is in respect of an obligation to be fullfilled within 12 months and is included in other current liabilities and accrued expenses. The provision was determined by applying a methodology similar to that used in the lower of cost or market evaluation with respect to inventory. Given the uncertainty of future polysilicon prices, this loss may or may not be recovered and further losses on the outstanding purchase commitments may be recorded in future periods.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

(18)              Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains.  In addition, upon any payment of dividend by Yingli International, no British Virgin Islands withholding tax is imposed.

PRC

The Company’s PRC subsidiaries file separate income tax returns.  Effective from January 1, 2008, under the new Enterprise Income Tax Law (the “new EIT law”), the Company’s PRC subsidiaries are subject to PRC income tax at the statutory rate of 25%, except for the followings.

·                 Prior to January 1, 2008, Tianwei Yingli was entitled to a 2-year full exemption from income tax followed by a 3-year 50% reduction in the income tax rate (“2+3 tax holiday”) starting from its first profit-making year from a PRC income tax perspective.  Tianwei Yingli commenced its 2+3 tax holiday in 2007. The new EIT law and its relevant regulations grandfather the 2+3 Holiday. Accordingly, Tianwei Yingli is subject to income tax at 12.5% from 2009 to 2011.

In 2008, Tianwei Yingli was recognized by the Chinese government as a “High and New Technology Enterprise” (“HNTE”) under the new EIT law and its relevant regulations.

In 2011, Tianwei Yingli renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% for 2012 and 2013.

·                In 2008, Yingli China was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations, which entitled it to the preferential income tax rate of 15% from 2008 to 2010.   In 2011, Yingli China renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% from 2011 to 2013.

·                In 2009, Fine Silicon Co., Ltd. (“Fine Silicon”) was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations, which entitled it to the preferential income tax rate of 15% from 2009 to 2011.

·                In 2011, Yingli Hainan was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations. Being a HNTE located in the Hainan Special Economic Zone, Yingli Hainan is entitled to a 2+3 tax holiday starting from the year in which it first generates operating income. Yingli Hainan elected and was approved to commence its 2+3 tax holiday in 2011. Therefore, Yingli Hainan is entitled to income tax exemption for 2011 and 2012 and subject to the reduced income tax rate of 12.5% from 2013 to 2015.

Other countries

The followings are the major tax jurisdictions where the Company’s non-PRC subsidiaries are subject to income taxes:

·                Yingli Green Energy Europe GmbH (“Yingli Europe”) and Yingli Green Energy Greece Sales GmbH (“Yingli Greece”), two major overseas subsidiaries of the Company, are located in Germany and subject to a corporation income tax rate of 15% plus a solidarity surcharge of 5.5% on corporation income taxes and a trade income tax rate of 12.775%, resulting in an aggregate income tax rate of 28.6%.

·                Yingli Green Energy Americas, INC (“Yingli US”), an overseas subsidiary of the Company, is located in New York city of the United States of America and is subject to a federal corporation tax rate of 34% and a state corporation tax rate of 6.8%, resulting in an aggregate income tax rate of 40.8%.

The components of earnings (loss) before income taxes for the years ended December 31, 2009, 2010 and 2011 are as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Cayman Islands	(654,814)	(341,512)	(255,912)	(40,660)
PRC	116,646	2,304,362	(3,122,969)	(496,190)
U.S.	(668)	(14,006)	17,024	2,705
Other foreign countries	54,275	82,655	(37,333)	(5,932)
Total earnings (loss) before income taxes and noncontrolling interest	(484,561)	2,031,499	(3,399,190)	(540,077)

Income tax expense (benefit) in the consolidated statements of operations consists of the following:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Current tax expense:
PRC	94,169	323,539	135,848	21,584
U.S.	40	50	7,380	1,173
Other foreign countries	9,213	24,948	38,855	6,173
Total current income tax expense	103,422	348,537	182,083	28,930
Deferred income tax benefit:
PRC	(135,253)	(15,071)	(322,506)	(51,241)
Other foreign countries	—	—	7,010	1,114
Sub-total	(135,253)	(15,071)	(315,496)	(50,127)
Total income tax expense (benefit)	(31,831)	333,466	(133,413)	(21,197)

The actual income tax expense (benefit) reported on the consolidated statements of operations differs from the amounts computed by applying the PRC statutory income tax rate of 25% in 2009, 2010 and 2011 to earnings (loss) before income taxes as a result of the following:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Computed “expected” tax expense (benefit)	(121,140)	507,875	(849,798)	(135,019)
PRC tax rate differential, preferential rate	22,923	(98,715)	17,995	2,859
Tax rate differential for non-PRC entities	140,327	107,259	95,814	15,223
Tax holiday	(69,218)	(127,864)	(61,357)	(9,748)
Research and development tax credit	(27,468)	(78,525)	(56,391)	(8,960)
Non-deductible expenses:
Impairment of goodwill	—	—	68,346	10,859
Staff welfare in excess of allowable limits	1,666	1,099	2,672	425
Share based compensation	19,006	18,688	18,483	2,937
Entertainment expenses	1,075	1,502	1,335	212
Change in valuation allowance	—	—	627,295	99,667
German dividend withholding tax	—	—	10,400	1,652
Others	998	2,147	(8,207)	(1,304)
Actual income tax expense (benefit)	(31,831)	333,466	(133,413)	(21,197)

Without the tax holiday the Company’s net income (loss) attributable to Yingli Green Energy would have decreased (increased) by RMB (51,226), RMB 94,632 and RMB (52,951) (US$8,413) for the years ended December 31, 2009, 2010 and 2011, respectively. Basic and diluted earnings (loss) per share for such years would have decreased (increased) as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Basic earnings (loss) per share	(0.37)	0.62	(0.34)	(0.05)
Diluted earnings (loss) per share	(0.37)	0.59	(0.34)	(0.05)

The income tax payable was RMB 113, 219 and RMB (145,029) (US$ 23,043) as of December 31, 2010 and 2011, which were included in other current liabilities and accrued expenses and prepaid expenses and other current assets in the consolidated balance sheet, respectively.

The principal components of the deferred income tax assets and deferred income tax liabilities are as follows:

	Year ended December 31
	2010	2011
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	62,534	69,818	11,093
Inventories	2,954	25,761	4,093
Employee benefits	1,692	2,964	471
Accrued warranty	71,869	100,950	16,039
Property, plant and equipment	10,903	623,573	99,076
Change in fair value of derivative instruments	7,955	5,861	932
Net operating loss carryforwards	13,858	102,775	16,329
Investment loss	—	5,296	841
Provision for inventory purchase commitment	—	177,373	28,182
Total gross deferred income tax assets	171,765	1,114,371	177,056
Valuation allowance	—	(627,295)	(99,667)
Net deferred income tax assets	171,765	487,076	77,389

Gross deferred income tax liabilities:

Property, plant and equipment	(37,041)	(37,698)	(5,990)
Intangible assets	(33,143)	(21,312)	(3,386)
Change in fair value of derivative instruments	(525)	—	—
Withholding income tax	—	(7,010)	(1,114)
Total gross deferred income tax liabilities	(70,709)	(66,020)	(10,490)

Net deferred tax assets	101,056	421,056	66,899

	Year ended December 31
	2010	2011
	RMB	RMB	US$
Current deferred income tax assets, included in prepaid expenses and other current assets	85,117	168,256	26,733
Non-current deferred income tax assets, included in other assets	15,939	293,794	46,679
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	—	(7,010)	(1,114)
Non-current deferred income tax liabilities, included in other liabilities	—	(33,984)	(5,399)
Net deferred income tax assets	101,056	421,056	66,899

Tax loss carryforwards of the Company’s PRC subsidiaries amounted to RMB 570,862 (US$90,701) as of December 31, 2011, of which RMB 8,020, RMB 25,464, RMB 55,486 and RMB 481,892 will expire if unused by December 31, 2013, 2014, 2015 and 2016, respectively.

For the year ended December 31, 2011, there is an increase in the valuation allowance by RMB 627,295 (US$99,667).  Given the continuing decline in the spot market price of polysilicon, management does not expect Fine Silicon is able to generate sufficient income in the foreseeable future to utilize its deferred income tax assets.  Accordingly, as of December 31, 2011, a full valuation allowance was provided for its deferred income tax assets of RMB 627,295 (US$99,667).

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of the remaining deductible temporary differences recognized as of December 31, 2010 and 2011. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The new EIT law and its relevant regulations impose a withholding income tax at 10%, unless reduced by a tax treaty, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings accumulated beginning on January 1, 2008 and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax.  As of December 31, 2011, the Company has not recognized a deferred income tax liability of RMB 335,636 (US$53,327) for the undistributed earnings of RMB 3,356,355 (US$533,271) generated by the PRC subsidiaries as of December 31, 2011 as the Company plans to indefinitely reinvest these earnings in the PRC.

The German tax law and its relevant regulations impose a withholding income tax at 26.375% for dividends distributed by a Germany-resident enterprise to its immediate holding company outside Germany.  As of December 31, 2011, the Company has not recognized a deferred income tax liability of RMB 10,251 (US$1,629) for the undistributed earnings of RMB 38,865 (US$6,175) generated by the subsidiaries in Germany.

For each of the years ended December 31, 2009, 2010 and 2011, the Company did not have any unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded.  In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent.  The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100 (US$16).  In the case of transfer pricing issues, the statute of limitation is ten years.  There is no statute of limitation in the case of tax evasion.  The tax returns of the Company’s PRC subsidiaries for the tax years 2006 to 2011 are open to examination by the relevant tax authorities.

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation.
Share-Based Compensation

(19)              Share-Based Compensation

On December 28, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”).  The Plan provides for both the granting of stock options and other stock-based awards such as restricted shares to key employees, directors and consultants of the Company. The Plan was subsequently amended by the Company’s board of directors and shareholders to increase the number of ordinary shares that the Company is authorized to issue. The amendment did not change any other provisions of 2006 Stock Incentive Plan. As of December 31, 2011, the Company is authorized to issue under the 2006 Stock Incentive Plan 12,745,438 shares. Among these shares, up to 2,715,243 shares may be issued for the purposes of granting awards of unvested shares and up to 10,030,195 shares may be issued for the purpose of granting stock option.

Restricted shares

On January 19, 2007, the Company’s board of directors granted 2,576,060 unvested shares for the benefit of 68 participants, consisting of 1,576,300 unvested shares granted to eight directors and officers of Yingli Green Energy and Tianwei Yingli and 999,760 unvested shares granted to 60 other employees of the Company. The unvested shares have been placed in a trust, which is controlled and managed by the Company. The shares vest with continued employment and ratably in 20% increments over a five-year period, beginning on January 19, 2008, the first anniversary following the award grant date.  The unvested shares fully vest upon termination of service resulting from death or disability of the participant that is due to work-related reasons or upon a change of control in the Company.  For a period of six months after any shares are vested, the Company has the option to purchase all or part of the vested shares at the then fair market value.  Any vested shares that are not repurchased by the Company during the six-month period would be distributed to the participant.

Share-based compensation expense with respect to the unvested shares was measured based on the estimated fair value of the Company’s ordinary shares at the date of grant of US$4.96 and is recognized on a straight-line basis over the five-year period. The estimated fair value of the ordinary shares on the date of the above grant was determined by management with reference to the issuance price of the preferred shares since there was no existence of a public or active market of the Company’s ordinary shares and the preferred shares convert to ordinary shares on a one to one basis. Further, the estimated per ordinary share fair value of US$4.96 approximated the issuance price of the preferred shares of US$4.835 issued in December 2006 and January 2007, which was negotiated and agreed between the Company and a group of third party investors on an arm’s length basis.

In April, 2007, the Board of Directors of the Company approved the granting of 30,000 and 15,000 non-vested shares to one executive and one third-party consultant, respectively. Share-based compensation expense with respect to the unvested shares granted to the employee was measured based on the estimated stock issuance price of the Company’s IPO of US$11 at the date of grant and is recognized on a straight-line basis over the five-year period.  The Company granted unvested shares to the consultant in exchange for certain services to be provided.  The Company accounts for equity instrument issued to non-employee vendors in accordance with the provisions of FASB ASC Topic 505-50, Equity-based Payments to Non-employees (“ASC Topic 505-50”) under the fair value method.  The measurement date of the fair value of the equity instrument issued is the date on which the consultant’s performance is completed.  Prior to the measurement date, the equity instruments are measured at their then-current fair values at each of the reporting dates.  Share-based expense recognized over the service period is adjusted to reflect changes in the fair value of the Company’s ordinary shares between the reporting periods up to the measurement date.

A summary of the non-vested restricted share activity for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Number of Non- vested Shares	Grant date Weighted Average Fair Value
Outstanding as of December 31, 2008	2,096,848	US$	5.22
Granted	24,000	US$	3.89
Vested	(530,212)	US$	5.24
Forfeited	(31,344)	US$	9.59
Outstanding as of December 31, 2009	1,559,292	US$	5.10
Vested	(527,764)	US$	4.97
Outstanding as of December 31, 2010	1,031,528	US$	5.00
Granted	20,000	US$	5.95
Vested	(525,764)	US$	5.02
Forfeited	(2,448)	US$	4.96
Outstanding as of December 31, 2011	523,316	US$	5.02

The total fair value of the restricted shares vested for the years ended December 31, 2009, 2010 and 2011 is US$2,778, US$2,623 and US$2,639, respectively.

The amount of compensation cost recognized for restricted shares for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Cost of revenues	1,113	1,103	1,047	166
Selling expenses	724	717	612	97
General and administrative expenses	16,712	15,206	14,606	2,321
Research and development expenses	205	225	192	30
Total compensation cost recognized for restricted shares	18,754	17,251	16,457	2,614

Stock options

A summary of stock options activity for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value
Outstanding as of December 31, 2008	4,363,213	US$	10.32
Granted	503,000	US$	6.65
Exercised	(159,417)	US$	4.16		US$	(1,857)
Forfeited	(147,557)	US$	7.16
Outstanding as of December 31, 2009	4,559,239	US$	10.23
Granted	426,500	US$	11.63
Exercised	(139,200)	US$	4.28		US$	(780)
Forfeited	(33,652)	US$	3.18
Outstanding as of December 31, 2010	4,812,887	US$	10.58
Granted	4,030,306	US$	5.19
Exercised	(25,250)	US$	3.66		US$	(4)
Forfeited or cancelled	(2,993,837)	US$	14.95
Outstanding as of December 31, 2011	5,824,106	US$	4.63	7.21 years	US$	1,427
Vested and expected to vest as of December 31, 2011	5,824,106	US$	4.63	7.21 years	US$	1,427
Exercisable as of December 31, 2011	2,566,125	US$	4.56	6.68 years	US$	1,234

The weighted average option fair value of US$4.51 per share or an aggregate of US$2,271 on the date of grant during the year ended December 31, 2009, the weighted average option fair value of US$7.70 per share or an aggregate of US$3,284 on the date of grant during the year ended December 31, 2010 and the weighted average option fair value of US$2.47 per share or an aggregate of US$9,938 on the date of grant during the year ended December 31, 2011 were determined based on the Black-Scholes option pricing model, using the following weighted average assumptions :

	Year ended December 31,
	2009	2010	2011

Expected volatility	73%	73%	94%
Expected dividends yield	0%	0%	0%
Expected term	5.96 years	6.20 years	6.07 years
Risk-free interest rate (per annum)	3.58%	2.10%	1.74%
Estimated fair value of underlying ordinary shares (per share)	US$4.51	US$7.70	US$6.72

Prior to 2011, the Company does not have a sufficient historical transaction data to calculate the volatility following its IPO. The expected volatility was based on historical volatilities of comparable publicly traded companies engaged in similar industry.  Starting in 2011, the Company’s calculation of expected volatility was based on the historical volatility of the Company’s stock price. Other computational methodologies and assumptions remained unchanged.

The total fair value of the stock options vested for the years ended December 31, 2009, 2010 and 2011 is US$ 7,628, and US$7,834 and US$2,586, respectively.

In November 2011, the Company reduced the exercise price and extended the vesting periods of 2,811,306 share options held by employees and management. The total incremental fair value related to the modification amounted to US$1,749, which was calculated based on the excess of the fair value of the modified share options over the fair value of the original share options at the date of the modification. The Company has separately accounted for the incremental fair value and recognizes the incremental fair value as share-based compensation expense over the period from the modification date to the date when the modified share option vest, with the unamortized compensation cost from original award recognized over the remainder of the original vesting period.  The modified share options were included in the number of share options forfeited or cancelled and number of share options granted for the year ended December 31, 2011.

The Company accounts for stock options in accordance with ASC Topic 718, by recognizing compensation cost based on the grant-date fair value over the period during which an employee is required to provide service in exchange for the award.  No income tax benefit was recognized in the statements of operations for these share options as such compensation expenses are not deductible for PRC tax purposes.  The amount of compensation cost recognized for stock options for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Cost of revenues	2,562	3,236	5,128	815
Selling expenses	8,839	9,672	9,212	1,464
General and administrative expenses	44,157	42,152	39,104	6,212
Research and development expenses	1,715	2,442	3,957	629
Total compensation cost recognized for stock options	57,273	57,502	57,401	9,120

As of December 31, 2011, US$11,060 of unrecognized compensation expense related to stock options and unvested shares are expected to be recognized over a weighted average period of approximately 1.41 years.

Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share
Earnings per share

(20)              Earnings per share

Basic and diluted earnings per share

Basic earnings per share and diluted earnings per share have been calculated in accordance with ASC Topic 260, Earnings Per Share, for years ended December 31, 2009, 2010 and 2011 as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Numerator:
Numerator for basic and diluted earnings (loss) per share	(531,595)	1,386,776	(3,208,911)	(509,845)
Denominator:
Denominator for basic earnings per share
- Weighted-average ordinary shares outstanding	138,759,177	151,542,518	156,805,040	156,805,040
Stock options	—	1,770,501	—	—
Restricted shares	—	829,171	—	—
ADM warrants	—	2,416,007	—	—
Denominator for diluted earnings (loss) per share	138,759,177	156,558,197	156,805,040	156,805,040
Basic earnings (loss) per share	(3.83)	9.15	(20.46)	(3.25)
Diluted earnings (loss) per share	(3.83)	8.86	(20.46)	(3.25)

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share for the years ended December 31, 2009, 2010 and 2011, because their effect is anti-dilutive:

	Year ended December 31,
	2009	2010	2011
Shares issuable pursuant to convertible senior notes	3,974,659	27,650	27,650
Shares issuable pursuant to senior secured convertible notes	9,340,967	3,339,525	3,339,525
Shares issuable under stock options and restricted shares	6,118,531	—	2,556,742
Shares issuable upon exercise of ADM warrants	4,125,000	—	1,540,773

Baoding Tianwei Baobian Electric Co., Ltd. (“Tianwei Baobian”), a related party, holds 25.99% equity interest in Tianwei Yingli. Under a Sino-foreign equity joint venture company contract with Tianwei Baobian, the Company granted to Tianwei Baobian a right to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian’s equity interest in Tianwei Yingli. Tianwei Baobian may exercise this subscription right after certain conditions are satisfied following the completion of the Company’s IPO. Tianwei Baobian’s subscription rights to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian’s equity interest in Tianwei Yingli did not have an effect on earnings per share as these rights are contingent on the fulfillment of certain conditions in the future.

Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions
Related-Party Transactions

(21)              Related-Party Transactions

For the years presented, in addition to the transaction described in note (8) and note (9), the principal related party transactions and amounts due from and due to related parties are summarised as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Sales of products to related parties (note (a))	49,144	293,101	343,226	54,533
Purchase of raw materials from related parties (note (b))	771,158	1,435,562	1,322,363	210,102

	December 31,
	2010	2011
	RMB	RMB	US$

Accounts receivable from related parties (note (a))	190,486	281,509	44,727
Prepayments for materials to related party suppliers (note (b))	97,566	157,226	24,981
Other amounts due from related parties (note (c))	3,512	116,807	18,560
Total due from related parties	291,564	555,542	88,268

Prepayments for construction of property, plant and equipment to related party suppliers (note (d))	—	70,744	11,240
Total other due from related parties	—	70,744	11,240

Amounts due to related parties (note (b))	(84,481)	(242,575)	(38,541)
Total due to related parties	(84,481)	(242,575)	(38,541)

Notes:

(a)                      The Company sold PV modules of RMB 2,854, RMB 14,020 and RMB 9,439 (US$1,500) to its affiliate, Tibetan Yingli, for the years ended December 31, 2009, 2010 and 2011.  The Company sold products of RMB 36,589, RMB 105,598 and RMB 96,386 (US$15,314) to the subsidiaries of Yingli Group for the years ended December 31, 2009, 2010 and 2011, respectively. These subsidiaries of Yingli Group are controlled by Mr. Liansheng Miao, the Company’s chairman and CEO. The Company sold PV modules of RMB 4,007, RMB 173,483 and RMB 5,844 (US$928) to an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2009, 2010 and 2011, respectively. The Company sold PV modules of RMB 231,557 (US$36,791) to an affiliate for the year ended December 31, 2011.

(b)                       The Company purchased raw materials of RMB 250,054, RMB 733,189 and RMB 1,090,362 (US$173,241) from the subsidiaries of Yingli Group for the years ended December 31, 2009, 2010 and 2011, respectively. The company purchased the services of RMB 62,798 (US$9,977) from the subsidiaries of Yingli Group for the year ended December 31, 2011. The Company imported the polysilicon of RMB 475,178, RMB 663,012 and RMB 169,203 (US$26,884) from an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2009, 2010 and 2011, respectively.

(c)                        Other amounts due from related parties mainly represent the entrusted loan and advances to Yingli Group and its subsidiaries. In 2011, Tianwei Yingli made a one-year entrusted loan of RMB 100,000 (US$15,888) at an interest rate of 7.22% per annum to a subsidiary of Yingli Group.

(d)                       The balance as of December 31, 2011 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the consolidated balance sheets.

Commitments	12 Months Ended
Dec. 31, 2011
Commitments
Commitments

(22)              Commitments

As of December 31, 2011, commitments outstanding for the purchase of property, plant and equipment approximated RMB 4,316,866 (US$685,881).

In order to secure adequate and timely supply of polysilicon, the Company entered into a number of multi-year supply agreements from 2006 through 2011.

A portion of the Company’s multi-year supply agreements are structured as “take or pay” arrangements which allow the supplier to invoice the Company for the full purchase price of polysilicon the Company is obliged to purchase each year at predetermined prices, whether or not the Company actually ordered the required volume, purchase obligations under “take or pay” arrangements are as follows:

Year ending December 31,	RMB	US$
2012	1,301,955	206,860
2013	2,271,241	360,864
2014	2,397,492	380,923
2015	2,859,348	454,305
2016	2,253,202	357,998
Thereafter	6,792,370	1,079,199
Total	17,875,608	2,840,149

Besides the “take or pay” arrangements, future minimum obligations under other polysilicon supply agreements amounted to RMB 10,224,888 (US$1,624,571) as of December 31, 2011.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

(23)              Goodwill and Other Intangible Assets

(a)                      Goodwill

The Company accounted for its acquisitions of additional equity interests in Tianwei Yingli and Chengdu Yingli prior to December 31, 2008 using the purchase method. This method required that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and liabilities assumed based on a pro-rata share of their estimated fair values. The Company made estimates and judgments in determining the fair value of the assets acquired and liabilities assumed based on independent appraisal reports as well as its experience in valuation of similar assets and liabilities.  If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

Goodwill arose resulting from the Company’s acquisition of noncontrolling interest in both Tianwei Yingli (as described below) and Chengdu Yingli. Goodwill is not deductible for tax purposes. The following table sets forth the changes in goodwill for the years ended December 31, 2009, 2010 and 2011:

RMB
Balances as of December 31, 2009	273,666
Balances as of December 31, 2010	273,666
Impairment	(273,382)
Disposal of a subsidiary	(284)
Balances as of December 31, 2011	—
US$	—

On November 20, 2006, December 18, 2006, June 25, 2007 and March 14, 2008, the Company made equity contributions of RMB 130,940, RMB 484,840, RMB 908,600 and RMB 1,750,840 into Tianwei Yingli, respectively, which increased the Company’s equity interest in Tianwei Yingli to 53.98%, 62.13%, 70.11% and 74.01%, accordingly.  The acquisitions of the noncontrolling interest were accounted for by the Company using the purchase method of accounting.  The purchase price allocation for the acquisitions is determined by the management, with reference to their experience in photovoltaic manufacturing business in the PRC.

Based upon indicators of impairment in 2011, which included a significant decrease in market capitalization and a decline in recent operating results, the Company performed an impairment test as of December 31, 2011. The Company represents the single reporting unit as at December 31, 2011 for goodwill impairment test. The first step test resulted in the determination that the fair value of the Company was less than the carrying value of its net assets, including goodwill. The fair value of the Company is determined based on quoted market prices and a control premium. As a result of the second step test, the Company estimated the implied fair value of the goodwill compared to carrying amounts and recorded an impairment charge of RMB 273,382 (US$43,436) to fully impair the goodwill as of December 31, 2011.

(b)                      Intangible assets

As of December 31, 2010 and 2011, the Company’s intangible assets related to the Company’s acquisitions of equity interest in Tianwei Yingli and technical know-how contributed by a noncontrolling interest holder of a subsidiary of the Company, and consisted of the followings:

	December 31, 2010
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB
Trademark	Indefinite	57,672	—	—	57,672
Technical know-how	5.7	209,084	(132,803)	—	76,281
Customer relationship	5.8	66,671	(40,130)	—	26,541
Order backlog	1.3	23,274	(23,274)	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—
Long-term supplier agreements	9.0	137,820	(6,643)	(131,177)	—
Total		498,824	(207,153)	(131,177)	160,494

	December 31, 2011
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,163
Technical know-how	5.7	209,084	(171,327)	—	37,757	5,999
Customer relationship	5.8	66,671	(51,714)	—	14,957	2,377
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9.0	137,820	(6,643)	(131,177)	—	—
Total		498,824	(257,261)	(131,177)	110,386	17,539

Technical know-how represents self-developed technologies, which were feasible at the acquisition date and technologies contributed by a noncontrolling interest holder of a subsidiary of the Company. These technologies included the design and configuration of the Company’s PV manufacturing line, manufacturing technologies and process for high efficiency silicon solar cells and provision of innovations for continuous improvement of cell efficiencies and manufacturing cost reduction. Management estimated that the economic useful life of technical know-how by taking into consideration of the remaining life cycle of the current manufacturing technologies.

Management estimated the useful life of the customer relationships based primarily on the historical experience of the Company’s customer attrition rate and estimated sales to these customers in future years. The straight-line method of amortization has been adopted as the pattern in which the economic benefit of the customer relationship are used, cannot be reliably determined. Order backlog represented several unfulfilled sales agreements where delivery of goods was scheduled through March 2009.

The estimated fair values of short-term and long-term supply agreements were determined based on the present values of the after-tax cost savings of the Company’s short-term and long-term supply agreements. The after-tax cost savings of the Company’s short-term and long-term supply agreements were based on the difference of price of polysilicon between the agreed purchase price per the supply contracts and the forecasted spot market price at time of the forecasted inventory acquisition. The after-tax costs savings also considered the interest impact of making the pre-payments in accordance with the supply agreements payment terms. Management estimated the useful life of the short-term and long-term supply agreements based upon the contractual delivery periods specified in each agreement. The long-term supply agreements relate to four long-term polysilicon supply agreements with delivery period commencing in 2009.

The impairment of intangible assets related to long-term supply agreements arising from the aforementioned step-up acquisitions of Tianwei Yingli. Due to the continuous decrease in the price of polysilicon, the Company recognized an impairment loss of RMB 131,177 to reflect the difference between the carrying amount and the fair value of the intangible assets for the year ended December 31, 2009.

The aggregated amortization expense for intangible assets for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Cost of revenues
Long-term supplier agreements	6,643	—	—	—
Selling expenses
Customer relationship	11,585	11,585	11,585	1,841
Order back-log	979	—	—	—
General and administrative expenses
Technical know-how	37,179	37,229	38,523	6,120
Total amortization expense	56,386	48,814	50,108	7,961

As of December 31, 2011, the estimated amortization expense for the next five years is as follows:

December 31, 2011
RMB
2012	47,574
2013	3,928
2014	250
2015	250
2016	250

Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition
Acquisition

(24)              Acquisition

On April 8, 2011, the Company injected RMB 80 million into Baoding Zhongtai New Energy Resources Co., Ltd. (“Baoding Zhongtai”), a private PRC manufacturer of solar products, and acquired 80% of the ownership in Baoding Zhongtai. Baoding Zhongtai was established in June 2010 and started business operations in December 2010 by providing processing services to the Company. The Company intends to further expand its production capacity through this acquisition.

The deemed cash consideration for this acquisition was RMB 16 million, which is calculated based on the 20% noncontrolling interest in the RMB 80 million cash injection. Acquisition related costs, which were not material, have been expensed  and included in the general and administrative expenses.

The following table summarizes the acquisition-date fair value of the identifiable assets acquired, the liabilities assumed and the noncontrolling interest (excluding the effect of the RMB 80 million cash capital injection) in connection with the business combination:

April 8, 2011
RMB
Total assets	184,382
Total liabilities	(99,129)
Net assets acquired	85,253
Less: noncontrolling interest	17,051
Deemed cash consideration	16,000
Gain on bargain purchase	52,202

These assets and liabilities were recorded at the acquisition-date fair value.  The Company recognized a gain on bargain purchase of RMB 52,202 (US$8,294) upon the completion of the acquisition.

The results of Baoding Zhongtai’s operations are included in the condensed consolidated financial statements for the year ended December 31, 2011 from the date of acquisition on April 8, 2011.

Geographic Revenue Information	12 Months Ended
Dec. 31, 2011
Geographic Revenue Information
Geographic Revenue Information

(25)              Geographic Revenue Information

The following summarizes the Company’s revenue from the following geographic areas (based on the location of the customer):

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Europe:
- Germany	4,575,675	7,078,239	6,595,109	1,047,857
- Spain	431,520	704,355	511,757	81,310
- France	99,915	236,522	352,107	55,944
- Italy	445,861	853,788	700,646	111,321
- Belgium	163,091	—	70,236	11,159
- Holland	348,710	471,889	222,413	35,338
- Czech	174,405	286,901	9,899	1,573
- Cyprus	162,064	5,264	—	—
- Greece	76,984	453,050	210,487	33,443
- England	9,331	174,875	227,122	36,086
- Others	5,087	41,582	169,516	26,933
Subtotal- Europe	6,492,643	10,306,465	9,069,292	1,440,964
PRC (excluding HK SAR, Macau and Taiwan)	328,505	745,917	3,261,886	518,263
HK SAR	56,862	16,500	—	—
United States of America	147,383	1,216,962	2,137,219	339,570
Japan	1,819	22,854	51,236	8,141
South Korea	218,135	154,769	13,036	2,071
Other countries	9,522	36,520	145,296	23,085
Total net revenues	7,254,869	12,499,987	14,677,965	2,332,094

Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events
Subsequent events

(26)              Subsequent events

In January 2012, the Company issued 3,588,025 ordinary shares to Trustbridge at the price of US$ 4.06 per ADS upon the conversion of the remaining US$14.6 million senior secured convertible notes due 2012.  As a result, the senior secured convertible notes have been fully converted accordingly.

Summary of Significant Accounting Policies and Significant Concentrations and Risks (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies and Significant Concentrations and Risks
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements of Yingli Green Energy include Yingli Green Energy and its subsidiaries.  For consolidated subsidiaries where the Company’s ownership in the subsidiary is less than 100%, the equity interest not held by the Company is shown as noncontrolling interests. All significant inter-company balances and transactions have been eliminated upon consolidation.

Significant Concentrations and Risks

Significant Concentrations and Risks

Revenue concentrations

The Company’s business depends substantially on government incentives given to its customers.  In many countries in which the Company sells its products, the market of the Company’s products would not be commercially viable on a sustainable basis without government incentives.  This is largely in part caused by the cost of generating electricity from solar power currently exceeding and that is expected to continue to exceed the costs of generating electricity from conventional energy sources. The Company generated approximately 97%, 96% and 100% of its total net revenues for the years ended December 31, 2009, 2010 and 2011, respectively, from sales to customers in countries with known government incentive programs for the use of solar products. A significant reduction in the scope or discontinuation of government incentive programs would have a materially adverse effect on the demand of the Company’s products.

A significant portion of the Company’s net revenues are from customers located in Germany, the United States of America (“USA”) and Peoples’ Republic of China (“PRC”).  Revenues from customers located in Germany, USA and PRC are as follows:

	Year ended
	December 31, 2009	% of net revenue	December 31, 2010	% of net revenue	December 31, 2011		% of net revenue
	RMB		RMB		RMB	US$

Germany	4,575,675	63%	7,078,239	57%	6,595,109	1,047,857	45%
USA	147,383	2%	1,216,962	10%	2,137,219	339,570	15%
PRC	328,505	5%	745,917	5%	3,287,904	522,395	22%
Total	5,051,563	70%	9,041,118	72%	12,020,232	1,909,822	82%

The Company derived significant revenue from sales outside of the PRC. As a result the Company’s financial performance could be affected by events such as changes in foreign currency exchange rates, trade protection measures and changes in regional or worldwide economic or political conditions.

Management currently expects that the Company’s operating results will, for the foreseeable future, continue to depend on the sale of PV modules to a relatively small number of customers. The Company’s relationships with such key customers have been developed over a short period of time and are generally in their preliminary stages. In addition, the Company’s business is affected by competition in the market for the products that many of the Company’s major customers sell, and any decline in their businesses could reduce purchase orders from these customers. The loss of sales to any of these customers could have a material adverse effect on the Company’s business and results of operations. Furthermore, these customers have sought, from time to time, to prospectively renegotiate the pricing terms of their current agreements with the Company or obtain more favorable terms upon renewal of the contracts. Any adverse revisions to the material terms of the Company’s agreements with its key customers could have a material adverse effect on its business and results of operations.

Sales to one major customer, which exceeded 10% of the Company’s net revenue in 2009 and 2010, are as follows:

		Year ended December 31,
	Location	2009	% of net revenue	2010	% of net revenue	2011		% of net revenue
		RMB		RMB		RMB	US$

Customer A	Germany	1,223,529	17%	1,501,037	12%	1,240,351	197,072	8%

Accounts receivable from the above customer is as follows:

		December 31,
	Location	2010	2011
		RMB	RMB	US$

Customer A	Germany	68,148	24,254	3,854

Accounts receivable concentrations

A significant portion of the Company’s outstanding accounts receivable is derived from sales to a limited number of customers. As of December 31, 2010, accounts receivable from one individual customer accounted for approximately 10.4% of total outstanding accounts receivable, net.  As of December 31, 2011, there was no individual customer with accounts receivable balance in excess of 10% of the Company’s total accounts receivable, net.

Dependence on suppliers

Polysilicon is the most important raw material used in the production of the Company’s PV products. To maintain competitive manufacturing operations, the Company depends on timely delivery by its suppliers of polysilicon in sufficient quantities.  The Company’s failure to obtain sufficient quantities of polysilicon in a timely manner could disrupt its operations, prevent it from operating at full capacity or limit its ability to expand as planned, which will reduce the growth of its manufacturing output and revenue.

In order to secure a stable supply of polysilicon and other raw materials, the Company makes prepayments to certain suppliers.  Such amounts are recorded as prepayments to suppliers, prepayments to related party suppliers (included in amounts due from and prepayments to related parties), and long-term prepayments to suppliers in the Company’s consolidated balance sheets and amounted to RMB 1,175,829 and 1,866,879 (US$296,617) as of December 31, 2010 and 2011, respectively.  The Company makes the prepayments without receiving collateral for such payments.  As a result, the Company’s claims for such prepayments would rank only as an unsecured claim, which exposes the Company to the credit risks of the suppliers. As of December 31, 2010 and December 31, 2011, advances made to individual suppliers in excess of 10% of total prepayments to suppliers are as follows:

		December 31,
	Location	2010	2011
		RMB	RMB	US$
Supplier A	Singapore	—	217,381	34,539
Supplier B	South Korea	129,666	332,962	52,902
Supplier C	Germany	591,816	875,645	139,126
Total		721,482	1,425,988	226,567

The Company obtains some equipment used in its manufacturing process from a small number of selected equipment suppliers. In addition, some equipment has been customized based on the Company’s specifications, is not readily available from multiple vendors and would be difficult to repair or replace. If any of these suppliers were to experience financial difficulties or go out of business, the Company may have difficulties in repairing or replacing its equipment in the event of any damage to the manufacturing equipment or a breakdown of the production process. The Company’s ability to deliver products timely would suffer, which in turn could result in order cancellations and loss of revenue.  A supplier’s failure to deliver the equipment in a timely manner with adequate quality and on terms acceptable to the Company could delay its capacity expansion of manufacturing facilities and otherwise disrupt its production schedule or increase its costs of production.  The Company also made deposits of RMB 341,198 and RMB 473,974 (US$75,307) as of December 31, 2010 and 2011, respectively, for the purchase of equipment without receiving collateral for such payments.  As a result, the Company’s claims for such payments would rank only as an unsecured claim, which exposes the Company to the credit risks of the equipment suppliers.

Concentrations of cash balances held at financial institutions

Cash balances include:

	December 31, 2010		December 31, 2011
	Original currency	RMB equivalents	Original currency	RMB equivalents
Cash held by financial institutions located in:
PRC:
Denominated in RMB	3,675,875	3,675,875	2,391,014	2,391,014
Denominated in U.S. dollar (US$)	229,668	1,521,020	197,529	1,244,612
Denominated in European monetary unit (EURO)	50,353	443,430	15,693	128,091
Hong Kong Special Administrative Region (the “HK SAR”):
Denominated in U.S. dollar (US$)	369	2,443	22,037	138,851
Denominated in EURO	—	—	1,583	12,919
Singapore:
Denominated in U.S. dollar (US$)	—	—	282	1,776
Denominated in Singapore dollar (SGD)	—	—	111	539
Europe:
Denominated in US$	57	377	127	799
Denominated in EURO	19,759	174,006	20,546	167,703
US:
Denominated in US$	5,584	36,982	14,477	91,218
Total cash held by financial institutions		5,854,133		4,177,522

Restricted cash held by financial institutions located in the PRC:
Denominated in RMB	577,900	577,900	1,372,682	1,372,682
Denominated in US$	7,905	52,353	6,488	40,883
Denominated in EURO	1,666	14,675	2,293	18,717
Total restricted cash		644,928		1,432,282

As of December 31, 2010 and December 31, 2011, there were cash balances at three PRC individual financial institutions that each held cash balances in excess of 10% of the Company’s total cash balances, which collectively accounted for approximately 45.1% and 56.8% of the Company’s total cash balances, respectively.

Management believes that these financial institutions are of high credit quality.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities as well as with respect to the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include the allocation of the purchase price for the Company’s business acquisitions, the estimated useful lives of property, plant and equipment and intangibles with definite lives, recoverability of the carrying values of property, plant and equipment, goodwill and intangible assets, the fair value of share-based payments, allowances for doubtful receivables, realizable value of inventories, prepayments and deferred income tax assets, the fair value of financial and equity instruments, warranty obligations and provision for inventory purchase commitments. Actual results could differ from those estimates.

Foreign Currency

Foreign Currency

The Company’s reporting currency is the Renminbi (“RMB”).  Assets and liabilities of foreign companies whose functional currency is not RMB are translated into RMB using the exchange rate on the balance sheet date. Revenues, if any, and expenses are translated at average rates prevailing during the year. Gains and losses resulting from translation of financial statements of foreign companies are recorded as a separate component of accumulated other comprehensive income within shareholders’ equity.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction.  Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet date.  The resulting exchange differences are recorded in “foreign currency exchange gains (losses)” in the consolidated statements of operations.  Transaction gains and losses resulting from intercompany foreign currency transactions that are of a long-term investment nature are treated in the same manner as translation adjustments and therefore excluded from the determination of net income (loss).

RMB is not fully convertible into foreign currencies. All foreign exchange transactions involving RMB must take place either through the People’s Bank of China (“PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

For the convenience of readers, certain 2011 RMB amounts have been translated into U.S. dollar amounts at the rate of RMB 6.2939 to US$1.00, the noon buying rate in the City of New York for cable transfers of RMB per U.S. dollar as set forth in the H.10 weekly statistical release of the Federal Reserve Board, as of December 31, 2011. No representation is made that RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other certain rate on December 31, 2011, or at any other date.

Cash and Restricted Cash

Cash and Restricted Cash

Cash consists of cash on hand, cash in bank accounts, and interest bearing savings accounts.

Restricted cash of RMB 644,928 and RMB 1,432,282 (US$227,567) as of December 31, 2010 and 2011, respectively, represents bank deposits for securing letters of credit and letters of guarantee granted to the Company, primarily for the purchase of inventory and equipment and the guarantee of the offshore bank borrowings. Such letters of credit and letters of guarantee expire within one year.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts and aging data. Judgments are made with respect to the collectability of accounts receivable balances based on historical collection experience, customer specific facts and current economic conditions.  Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Sale of Accounts Receivable

In 2010 and 2011, the Company entered into agreements to sell without recourse certain accounts receivable to several PRC banks. The buyer is responsible for servicing the receivables. The accounts receivables were determined to be legally isolated from the Company and its creditors, even in the event of bankruptcy or other receivership and the Company has surrendered control over the transferred receivables. As a result, the accounts receivables were considered sold and were therefore derecognized. The Company received proceeds from the sale of accounts receivable of RMB 1,684,959 and RMB 343,865 (US$54,635) for the years ended December 31, 2010 and 2011, respectively, and has included the proceeds in net cash provided by operating activities in the consolidated statements of cash flows. The Company recorded a loss on the sale of accounts receivable of RMB 6,270 and RMB 2,279 (US$362) for the years ended December 31, 2010 and 2011, respectively, which is included in general and administrative expense.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined by using the weighted-average cost method. Cost of work-in-progress and finished goods are comprised of direct materials, direct labour, and related manufacturing overhead based on normal operating capacity.  Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value based on historical and forecasted demand.

Prepayments to Suppliers

Prepayments to Suppliers

Advance payments for the future delivery of raw materials are made based on written purchase orders detailing product, quantity, pricing and are classified as “prepayments to suppliers” in the consolidated balance sheets. The Company’s supply contracts grant the Company the right to inspect products prior to acceptance. The balance of the “prepayments to suppliers” is reduced and reclassified to ‘‘inventories’’ when inventory is received and passes quality inspection. Such reclassifications of RMB 537,008, RMB 424,044 and RMB 476,113 (US$75,647) for the years ended December 31, 2009, 2010 and 2011, respectively, are not reflected as cash outflows from operating activities.  As of December 31, 2010 and 2011, prepayments to suppliers of RMB 504,326 and RMB 1,322,714 (US$210,158), respectively, representing the portion expected to be utilized after twelve months have been classified as “long-term prepayments to suppliers” in the consolidated balance sheets and relate to prepayments to suppliers for long-term supply agreements with deliveries scheduled to commence beyond the next twelve months at each respective balance sheet date.

Long-lived Assets

Long-lived Assets

Property, Plant and Equipment

Property, plant and equipment are stated at cost.  Depreciation is provided over the estimated useful lives of the asset, taking into consideration any estimated residual value, using the straight-line method.  When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.  The estimated useful lives of property, plant and equipment are as follows:

Buildings	30 years
Machinery and equipment	4 -10 years
Furniture and fixtures	3 -5 years
Motor vehicles	8 -10 years

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of the cost of inventory production, and expensed to cost of revenues when the inventory is sold.

Cost incurred in the construction of new facilities, including progress payments and deposits, interest and other costs relating to the construction, are capitalized and transferred out of construction in progress and into their respective asset categories when the assets are ready for their intended use, at which time depreciation commences.

Goodwill and Other Intangible Assets

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill and trademarks, which have an indefinite useful life are not amortized, but instead are tested for impairment at least annually.

Intangible assets, other than trademarks, are amortized on a straight-line basis over the estimated useful lives of the respective assets. The Company’s amortizable intangible assets consist of technical know-how, customer relationships, order backlog and short-term supplier agreements with the following estimated useful lives:

Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

The Company’s amortizable intangible assets also include long-term supplier agreements related to polysilicon supply agreements with delivery periods from 5 to 10 years commencing in 2009.

Impairment of Long-Lived Assets

Long-lived assets, such as property, plant, and equipment and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. In 2009, due to the decrease in the price of polysilicon, the Company recognized an impairment loss for the remaining book value of the long-term supply agreements. In 2011, the Company recognized an impairment loss of RMB 2,275,024 (US$361,465) for property, plant and equipment. See note (5) to the consolidated financial statements.

Goodwill and intangible assets that are not subject to amortization are tested annually for impairment, and are tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. For intangible assets that are not subject to amortization, an impairment loss is recognized to the extent that the carrying amount exceeds the asset’s fair value. For goodwill, the impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. In 2011, the Company recognized an impairment loss of RMB 273,382 (US$43,436) on the goodwill. See note (23) to the consolidated financial statements.

Government grant

Government grants are recognized in the balance sheet initially when there is reasonable assurance that they will be received and that the Company will comply with the conditions attaching to them.

For the year ended December 31, 2010, the Company received government grants of RMB 102,480 related to the construction of the solar power plants and recognized them as other current liabilities and long-term other liabilities of RMB 31,600 and RMB 70,880, respectively.

For the year ended December 31, 2011, the Company received government grants of RMB 125,599 (US$ 19,956) related to the construction of the solar power plants and the procurement of machineries, which were recognized as long-term other liabilities.

These grants are amortized as the related assets are depreciated or amortized. The grants amortized amounted to nil, nil and RMB 9,484 (US$1,507) for the year ended December 31, 2009, 2010 and 2011, respectively.

Land Use Rights

Land Use Rights

Land use rights represent the cost of rights to use land in the PRC. Land use rights are carried at cost and charged to expense on a straight-line basis over the respective periods of the rights of 45 - 50 years.

Equity Investments

Equity Investments

Investments in entities where the Company does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Under the equity method of accounting, the Company’s share of the investee’s results of operations is included in other income (expense) in the Company’s consolidated statements of operations. Equity investments are accounted for under the cost method when the Company does not have the ability to exercise significant influence over the operating and financial policies of the investees. Under the cost method of accounting, the Company records an investment in the equity of an investee as cost, and recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition.

The Company recognizes a loss when there is a loss in value of an equity investment which is other than a temporary decline. The process of assessing and determining whether an impairment on a particular equity investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other-than-temporary, management considers whether the Company has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary.  Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to year-end, and forecasted performance of the investee. In 2011, the Company recognized an impairment loss of RMB 8,720 (US$1,385) on its equity investment. See note (8) to the consolidated financial statements.

Statutory Reserves

Statutory Reserves

In accordance with the relevant laws and regulations of the PRC, PRC enterprises are required to transfer 10% of their after tax profit, as determined in accordance with PRC accounting standard and regulations to a general reserve fund until the balance of the fund reaches 50% of the registered capital of the enterprise. The transfer to this general reserve fund must be made before distribution of dividends can be made.  As of December 31, 2010 and 2011, the PRC subsidiaries of the Company had appropriated RMB 378,964 and RMB 405,512 (US$64,429), respectively, to the general reserve fund, which is restricted from being distributed to the Company, and if applicable, to the noncontrolling interests.

Derivative Financial Instruments and Hedging Activities

Derivative Financial Instruments and Hedging Activities

The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships, changes in the fair value are either offset through earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in accumulated other comprehensive income, to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings.

The Company enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Company formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The Company also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The Company discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge.

In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Company continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When it is probable that a forecasted transaction will not occur, the Company discontinues hedge accounting and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive income related to the hedging relationship.

Share-based Payment

Share-based Payment

The Company applies FASB ASC Topic 718, Compensation - Stock Compensation (“ASC Topic 718”) for share-based payments. Under ASC 718, the Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period.  The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model. The Company applies the fair value method for equity instrument issued to non-employee under FASB ASC Topic 505-50, Equity-based Payments to Non-employees (“ASC Topic 505-50”).

Revenue Recognition

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable and collectibility is reasonably assured.  These criteria as they relate to the sale of the Company’s products or services are as follows:

For all sales, the Company requires a contract or purchase order which quantifies pricing, quantity and product specifications.

For sales of PV modules from PRC to foreign customers, delivery of the products occurs at the point in time the product is delivered to the named port of shipment, which is when the risks and rewards of ownership are transferred to the customer. For sales of PV modules to domestic customers in PRC or by foreign subsidiaries, delivery of the product occurs at the point in time the product is received by the customer, which is when the risks and rewards of ownership have been transferred.

Sales of PV systems consist of the delivery, assembly and installation of PV modules, related power electronics and other components. The Company considers the PV system to be delivered, and the risks and rewards of ownership transferred, when installation of all components is complete and customer acceptance is received. Customer acceptance is evidenced by a signed project acceptance document. The assembly and installation of PV systems is short, generally lasting between 1 to 3 months, and requires advance payments from the customer.

Other revenue consists primarily of the sale of raw materials. Delivery for the sale of raw materials occurs at the point in time the product is delivered to the customer, which is when the risks and rewards of ownership have been transferred. Delivery is evidenced by a signed customer acceptance form.

Shipping and handling fees billed to customers are recorded as revenues, and the related shipping or delivery costs are recorded as selling expense.

Advance payments received from customers for the future sale of inventory are recognized as advances from customers in the consolidated balance sheets. Advances from customers are recognized as revenues when the conditions for revenue recognition described above have been satisfied. Advances from customers have been recognized as a current liability because the amount at each balance sheet date is expected to be recognized as revenue within twelve months.

In the PRC, value added tax (“VAT”) at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of product and services and is not recorded as revenue.  VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

Research and Development and Government Grant

  Research and Development

Research and development costs are expensed as incurred.

Research and development costs are incurred during the period the Company is developing new products or refining existing products or technologies. Its research and development costs consist primarily of compensation and related costs for personnel, material, supplies, equipment depreciation and laboratory testing costs. These costs are expensed as incurred until the products have been developed and tested and are ready for production and sale.

Employee Benefits Plans

Employee Benefits Plans

Pursuant to the relevant PRC regulations, the Company is required to make contributions for each employee at a rate of 20% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement program organized by the local Social Security Bureau. In addition, the Company is also required to make contributions for each employee at rates of 7.5%-10%, 1%-2% and 6.6%-13.6% of standard salary base for medical insurance benefits, unemployment and other statutory benefits, respectively.  Total amount of contributions for the years ended December 31, 2009, 2010 and 2011 was RMB 27,128, RMB 76,161 and RMB 177,714 (US$28,236), respectively.

Warranty Cost

Warranty Cost

Before September 30, 2011, the Company’s multicrystalline PV modules are typically sold with a two or five-year limited warranty for defects in materials and workmanship, and a 10-year and 25-year warranty guaranteeing 90% and 80% of initial power generation capacity, respectively. With effect from October 1, 2011, the Company implemented a new and improved warranty terms for multicrystalline PV module that guarantees 91.2% and 80.7% of initial power generation capacity for 10 years and 25 years, respectively. Further, in respect of monocrystalline Panda PV module, the Company guarantees 98.0%, 92.0% and 82.0% of initial power generation for the first year, 10 years and 25 years, respectively. In addition, based on customers’ specific requirements, the Company provides the multicrystalline PV modules with linear-based warranty which guarantees each year’s power output during the twenty-five-year warranty period. The Company bears the risk of warranty claims long after the Company has sold its products and recognized revenues. The Company has sold PV modules since January 2003, and none of the Company’s PV modules has been in use for the entire warranty periods. In connection with the Company’s PV system sales in the PRC, the Company provides a one- to five- year warranty against defects in the Company’s modules, storage batteries, controllers and inverters.

The Company performs industry-standard testing to test the quality, durability and safety of the Company’s products. As a result of such tests, management believes the quality, durability and safety of its products are within industry norms. Management’s estimate of the amount of its warranty obligation is based on the results of these tests, consideration given to the warranty accrual practice of other companies in the same industry and the Company’s expected failure rate and future costs to service failed products. The Company’s warranty obligation will be affected by its estimated product failure rates, the costs to repair or replace failed products and potential service and delivery costs incurred in correcting a product failure.  Consequently, the Company accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. To the extent that actual warranty costs differ significantly from estimates, the Company will revise its warranty provisions accordingly.

Actual warranty costs are charged against the accrued warranty liability. Warranty expense is recorded as selling expense.

Changes in the carrying amount of accrued warranty liability are as follows:

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Beginning balance	123,649	189,233	303,641	48,243
Warranty expense for the current year	72,747	125,155	154,092	24,483
Warranty costs incurred or claimed	(7,163)	(10,747)	—	—
Total accrued warranty cost	189,233	303,641	457,733	72,726
Less: accrued warranty cost, current portion	14,789	22,469	32,383	5,145
Accrued warranty cost, excluding current portion	174,444	281,172	425,350	67,581

Firm Purchase Commitment

Firm Purchase Commitment

The Company entered into several long-term fixed price contracts to purchase polysilicon to ensure an adequate supply of polysilicon to operate its plants.  These contracts represent firm purchase commitments which are evaluated for potential market value losses. The Company estimates a loss on these firm purchase commitments based on the lower of cost or market with reference to the estimated future sales price of PV modules.  In 2011, the Company recognized a provision for inventory purchase commitments of RMB 851,694 (US$135,321). See note (17) to the consolidated financial statements.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method.  Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards.  Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted.  A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of an unrecognized tax benefit, if the position is not more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax benefits are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.  The Company’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits, if and when required, as interest expense and a component of general and administrative expenses, respectively, in the consolidated statements of operations.

Commitments and Contingencies

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

The Company is exposed to risks associated with liability claims in the event that the use of the PV products the Company sells results in injury.  The Company does not maintain any third-party liability insurance coverage other than limited product liability insurance or any insurance coverage for business interruption. As a result, the Company may have to pay for financial and other losses, damages and liabilities, including, those in connection with or resulting from third-party product liability claims and those caused by natural disasters and other events beyond the Company’s control, out of its own funds, which could have a material adverse effect on its financial conditions and results of operations.

Segment Reporting

Segment Reporting

The Company uses the management approach in determining reportable operating segments.  The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Company’s reportable segments. Management has determined that the Company has only one operating segment, as that term is defined by FASB ASC Topic 280, Segment reporting.

Earnings Per Share

Earnings Per Share

In accordance with FASB ASC Topic 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of convertible senior notes and senior secured convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options, restricted shares and warrants (using the treasury stock method).  Potential dilutive securities are not included in the calculation of dilutive earnings per share if the impact is anti-dilutive.

Fair Value Measurements

Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·                  Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·                  Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

·                  Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

See note (7) to the consolidated financial statements.

Summary of Significant Accounting Policies and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies and Significant Concentrations and Risks
Schedule of revenues from customers located in Germany, USA and Peoples' Republic of China

	Year ended
	December 31, 2009	% of net revenue	December 31, 2010	% of net revenue	December 31, 2011		% of net revenue
	RMB		RMB		RMB	US$

Germany	4,575,675	63%	7,078,239	57%	6,595,109	1,047,857	45%
USA	147,383	2%	1,216,962	10%	2,137,219	339,570	15%
PRC	328,505	5%	745,917	5%	3,287,904	522,395	22%
Total	5,051,563	70%	9,041,118	72%	12,020,232	1,909,822	82%

Schedule of sales to one major customer, which exceeded 10% of the Company's net revenue

		Year ended December 31,
	Location	2009	% of net revenue	2010	% of net revenue	2011		% of net revenue
		RMB		RMB		RMB	US$

Customer A	Germany	1,223,529	17%	1,501,037	12%	1,240,351	197,072	8%

Schedule of accounts receivable to one major customer, which exceeded 10% of the Company's net revenue

		December 31,
	Location	2010	2011
		RMB	RMB	US$

Customer A	Germany	68,148	24,254	3,854

Schedule of advances made to individual suppliers in excess of 10% of total prepayments to suppliers

		December 31,
	Location	2010	2011
		RMB	RMB	US$
Supplier A	Singapore	—	217,381	34,539
Supplier B	South Korea	129,666	332,962	52,902
Supplier C	Germany	591,816	875,645	139,126
Total		721,482	1,425,988	226,567

Concentrations of cash balances held at financial institutions

	December 31, 2010		December 31, 2011
	Original currency	RMB equivalents	Original currency	RMB equivalents
Cash held by financial institutions located in:
PRC:
Denominated in RMB	3,675,875	3,675,875	2,391,014	2,391,014
Denominated in U.S. dollar (US$)	229,668	1,521,020	197,529	1,244,612
Denominated in European monetary unit (EURO)	50,353	443,430	15,693	128,091
Hong Kong Special Administrative Region (the “HK SAR”):
Denominated in U.S. dollar (US$)	369	2,443	22,037	138,851
Denominated in EURO	—	—	1,583	12,919
Singapore:
Denominated in U.S. dollar (US$)	—	—	282	1,776
Denominated in Singapore dollar (SGD)	—	—	111	539
Europe:
Denominated in US$	57	377	127	799
Denominated in EURO	19,759	174,006	20,546	167,703
US:
Denominated in US$	5,584	36,982	14,477	91,218
Total cash held by financial institutions		5,854,133		4,177,522

Restricted cash held by financial institutions located in the PRC:
Denominated in RMB	577,900	577,900	1,372,682	1,372,682
Denominated in US$	7,905	52,353	6,488	40,883
Denominated in EURO	1,666	14,675	2,293	18,717
Total restricted cash		644,928		1,432,282

Schedule of estimated useful lives of property, plant and equipment

Buildings	30 years
Machinery and equipment	4 -10 years
Furniture and fixtures	3 -5 years
Motor vehicles	8 -10 years

Schedule of estimated useful lives of amortizable intangible assets

Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

Schedule of changes in the carrying amount of accrued warranty liability.

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Beginning balance	123,649	189,233	303,641	48,243
Warranty expense for the current year	72,747	125,155	154,092	24,483
Warranty costs incurred or claimed	(7,163)	(10,747)	—	—
Total accrued warranty cost	189,233	303,641	457,733	72,726
Less: accrued warranty cost, current portion	14,789	22,469	32,383	5,145
Accrued warranty cost, excluding current portion	174,444	281,172	425,350	67,581

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable
Summary of accounts receivable

	December 31,
	2010	2011
	RMB	RMB	US$

Accounts receivable	2,218,801	2,473,683	393,029
Less: Allowance for doubtful accounts	(309,482)	(343,306)	(54,546)
Total accounts receivable, net	1,909,319	2,130,377	338,483

Schedule of the movement of the allowance for doubtful accounts

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Beginning balance	(986)	(323,025)	(309,482)	(49,172)
Additions	(322,668)	(788)	(45,612)	(7,246)
Reversal of allowance for doubtful accounts	—	13,886	6,624	1,051
Write-off of accounts receivable charged	629	445	5,164	821
Ending balance	(323,025)	(309,482)	(343,306)	(54,546)

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories
Schedule of inventories by major category

	December 31,
	2010	2011
	RMB	RMB	US$
Raw materials	1,182,606	628,818	99,909
Work-in-progress	588,582	346,126	54,994
Finished goods	753,768	1,695,975	269,463
Total inventories	2,524,956	2,670,919	424,366

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Schedule of property, plant and equipment

	December 31,
	2010	2011
	RMB	RMB	US$

Buildings	1,413,575	2,247,643	357,115
Machinery and equipment	6,974,703	11,589,915	1,841,452
Furniture and fixtures	31,302	84,562	13,436
Motor vehicles	64,102	89,563	14,230
Construction in progress	2,473,924	2,488,762	395,424
Total property, plant and equipment	10,957,606	16,500,445	2,621,657

Less: Accumulated depreciation	(1,023,650)	(1,836,237)	(291,749)
Less: Impairment	—	(2,275,024)	(361,465)
Total property, plant and equipment, net	9,933,956	12,389,184	1,968,443

Schedule of depreciation expense allocated to different expense items

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Cost of revenues	319,049	432,989	754,977	119,954
Selling expenses	303	1,817	993	158
General and administrative expenses	15,282	24,223	36,473	5,795
Research and development expenses	8,747	12,130	34,355	5,458
Total depreciation expense	343,381	471,159	826,798	131,365

Schedule of capitalized interest costs as a component of the cost of construction in progress

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Interest cost capitalized	144,179	272,369	202,138	32,117
Interest cost charged to income	376,336	438,011	626,737	99,578
Total interest cost incurred	520,515	710,380	828,875	131,695

Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities
Schedule of fair values and location in the consolidated balance sheet of all derivatives held by the Company

		Fair Value
	Balance Sheet Classification	2010	2011
		RMB	RMB	US$
Assets:
Foreign currency contract	Prepaid expenses and other current assets	3,834	490	78
Total derivatives designated as hedges		3,834	490	78

Liability:
Interests rate swap	Other liabilities	30,663	23,370	3,713
Total derivatives not designated as hedges		30,663	23,370	3,713

Schedule of effect of the loss (gain), derivatives designated as cash flow hedge instruments on the consolidated statement of operations

Derivatives in Cash Flow Hedging Relationships	Amount of Loss (Gain) Recognized in Other Comprehensive Income		Location of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss	Amount of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss		Amount of Loss Recognized in Loss on Derivative (ineffective portion)
	RMB	US$		RMB	US$	RMB	US$
2009
Foreign currency contracts	12,640	—	Foreign currency exchange losses	12,640	—	33,003	—

2010
Foreign currency contracts	54,679	—	Foreign currency exchange losses	54,601	—	—	—

2011
Foreign currency contracts	(18,441)	(2,930)	Foreign currency exchange losses	(17,872)	(2,840)	—	—

Schedule of losses and the location in the consolidated statements of operations of derivatives not designated as hedging instruments

	Location of Loss Recognized in Income on Derivative	Amount of Loss Recognized in Income on Derivative
		2009	2010	2011
		RMB	RMB	RMB	US$
Derivatives Not Designated as Hedging Instruments

Foreign currency contracts	Foreign currency exchange losses	(1,420)	—	—	—
Interest rate swap	Interest expense	(22,986)	(22,945)	(8,481)	(1,347)
Total		(24,406)	(22,945)	(8,481)	(1,347)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Schedule of fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurements at
		December 31, 2010
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2010	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	3,834	—	3,834	—
Total	3,834	—	3,834	—

Liabilities:
Interests rate swap contract	30,663	—	—	30,663
Total	30,663	—	—	30,663

		Fair value measurements at
		December 31, 2011
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	490	—	490	—
Total	490	—	490	—

Liabilities:
Interests rate swap contract	23,370	—	—	23,370
Total	23,370	—	—	23,370

Schedule of activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

Liabilities
Interest rate swap
Balance at December 31, 2008	—
Total realized and unrealized losses:
Included in income	22,986
Included in other comprehensive income	—
Balance at December 31, 2009	22,986
Total losses for 2009:
included in income attributable to the change in unrealized losses relating to liabilities held at December 31, 2009	22,986

Liabilities
Interest rate swap
Balance at December 31, 2009	22,986
Total realized and unrealized losses:
Included in income	22,945
Included in other comprehensive income	—
Settlement	(15,268)
Balance at December 31, 2010	30,663
Total losses for 2010:
included in income attributable to the change in unrealized losses relating to liabilities held at December 31, 2010	7,677

Liabilities
Interest rate swap
Balance at December 31, 2010	30,663
Total realized and unrealized losses:
Included in income	8,481
Included in other comprehensive income	—
Settlement	(15,774)
Balance at December 31, 2011	23,370
Total gain for 2011:
included in income attributable to the change in unrealized gain relating to liabilities held at December 31, 2011	(7,293)

Schedule of fair value hierarchy of assets and liabilities that are measured at fair value on a nonrecurring basis

		Quoted
		prices in
		active	Significant
		markets for	other	Significant
	December	identical	observable	unobservable
	31,	assets	inputs	inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)		Total losses
Property, plant and equipment, net	12,389,184	—	—	12,389,184		2,275,024
Goodwill	—	—	—	Nil	(*)	273,382

* As further described in note (23), the Company recorded a full impairment of its goodwill based on its estimated implied fair value of nil as of December 31, 2011. The estimated implied fair value was determined based on certain Level 3 unobservable inputs.

Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Borrowings
Schedule of short-term borrowings and current installments of long-term debt

	Year ended December 31,
	2010	2011
	RMB	RMB	US$

Guaranteed by bank deposit	869,415	900,890	143,137
Guaranteed by related parties	1,647,241	3,197,817	508,082
Guaranteed by property, plant and equipment	853,000	475,245	75,509
Guaranteed by accounts receivable	—	12,978	2,062
Unsecured loans	1,826,160	1,911,687	303,736
Current portion of long-term debt (note b)	662,062	1,726,459	274,307
Total short-term borrowings and current portion of long-term debt	5,857,878	8,225,076	1,306,833

Schedule of non-current borrowings

	Year ended December 31,
	2010	2011
	RMB	RMB	US$
Long-term bank debt:
Secured loan from China Development Bank	357,626	283,541	45,050
Unsecured loan	1,372,527	1,300,000	206,549
Guaranteed by related parties	198,681	1,312,225	208,492
Secured by multiple assets	929,710	2,183,167	346,870
Borrowings from other parties:
Guaranteed by related parties	300,000	—	—
Guaranteed by property, plant and equipment	—	99,425	15,797
	3,158,544	5,178,358	822,758
Less: current portion	(662,062)	(1,726,459)	(274,307)
Total long-term borrowings	2,496,482	3,451,899	548,451

Schedule of future principal payments for long term borrowings

Year ending December 31,	RMB	US$
2012	1,726,459	274,307
2013	1,349,600	214,430
2014	881,184	140,006
2015	621,332	98,720
2016	342,451	54,410
Thereafter	257,332	40,885
Total	5,178,358	822,758

Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2011
Convertible Senior Notes.
Schedule of Convertible Senior Notes

	Year ended December 31,
	2010	2011
	RMB	RMB	US$

Principal amount of Convertible Senior Notes	7,947	7,561	1,202
Cumulative interest payable	174	1,657	263
Net carrying amount	8,121	9,218	1,465

Carrying amount of additional paid-in-capital	43,016	43,016	6,835

Schedule of interest relating to the Convertible Senior Notes

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Contractual coupon interest	65,263	64,786	1,483	236
Amortization of debt discount	12,871	14,103	—	—
Amortization of debt issuance costs	12,453	11,846	—	—
Interest cost capitalized	(25,092)	(34,789)	(362)	(58)
Total interests expense	65,495	55,946	1,121	178

Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Financial Obligations
Schedule of the gross amount of the equipments and related depreciation recorded under capital lease

	RMB	US$
Equipments	95,034	15,099
Less: accumulated depreciation	(3,205)	(509)
Net Value	91,829	14,590

Schedule of future minimum payments required under non-cancellable sale-leaseback

	RMB	US$
Year ending December 31,
2012	21,616	3,434
2013	21,616	3,434
2014	21,616	3,434
2015	21,616	3,434
2016	16,333	2,596
Total minimum lease payments	102,797	16,332
Less: Amount representing interest (at interest rate of 7.245%)	15,357	2,440
Present value of net minimum lease payments	87,440	13,892
Current portion	(15,612)	(2,480)
Non-current portion	71,828	11,412

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of components of earnings (loss) before income taxes

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Cayman Islands	(654,814)	(341,512)	(255,912)	(40,660)
PRC	116,646	2,304,362	(3,122,969)	(496,190)
U.S.	(668)	(14,006)	17,024	2,705
Other foreign countries	54,275	82,655	(37,333)	(5,932)
Total earnings (loss) before income taxes and noncontrolling interest	(484,561)	2,031,499	(3,399,190)	(540,077)

Schedule of income tax expenses (benefit)

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Current tax expense:
PRC	94,169	323,539	135,848	21,584
U.S.	40	50	7,380	1,173
Other foreign countries	9,213	24,948	38,855	6,173
Total current income tax expense	103,422	348,537	182,083	28,930
Deferred income tax benefit:
PRC	(135,253)	(15,071)	(322,506)	(51,241)
Other foreign countries	—	—	7,010	1,114
Sub-total	(135,253)	(15,071)	(315,496)	(50,127)
Total income tax expense (benefit)	(31,831)	333,466	(133,413)	(21,197)

Schedule of actual income tax expense (benefit) differs from amounts computed by applying the PRC EIT rate

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Computed “expected” tax expense (benefit)	(121,140)	507,875	(849,798)	(135,019)
PRC tax rate differential, preferential rate	22,923	(98,715)	17,995	2,859
Tax rate differential for non-PRC entities	140,327	107,259	95,814	15,223
Tax holiday	(69,218)	(127,864)	(61,357)	(9,748)
Research and development tax credit	(27,468)	(78,525)	(56,391)	(8,960)
Non-deductible expenses:
Impairment of goodwill	—	—	68,346	10,859
Staff welfare in excess of allowable limits	1,666	1,099	2,672	425
Share based compensation	19,006	18,688	18,483	2,937
Entertainment expenses	1,075	1,502	1,335	212
Change in valuation allowance	—	—	627,295	99,667
German dividend withholding tax	—	—	10,400	1,652
Others	998	2,147	(8,207)	(1,304)
Actual income tax expense (benefit)	(31,831)	333,466	(133,413)	(21,197)

Schedule of decrease (increase) in earnings (losses) per share basic and diluted without tax holiday

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Basic earnings (loss) per share	(0.37)	0.62	(0.34)	(0.05)
Diluted earnings (loss) per share	(0.37)	0.59	(0.34)	(0.05)

Schedule of components of the deferred income tax assets and deferred income tax liabilities

	Year ended December 31
	2010	2011
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	62,534	69,818	11,093
Inventories	2,954	25,761	4,093
Employee benefits	1,692	2,964	471
Accrued warranty	71,869	100,950	16,039
Property, plant and equipment	10,903	623,573	99,076
Change in fair value of derivative instruments	7,955	5,861	932
Net operating loss carryforwards	13,858	102,775	16,329
Investment loss	—	5,296	841
Provision for inventory purchase commitment	—	177,373	28,182
Total gross deferred income tax assets	171,765	1,114,371	177,056
Valuation allowance	—	(627,295)	(99,667)
Net deferred income tax assets	171,765	487,076	77,389

Gross deferred income tax liabilities:

Property, plant and equipment	(37,041)	(37,698)	(5,990)
Intangible assets	(33,143)	(21,312)	(3,386)
Change in fair value of derivative instruments	(525)	—	—
Withholding income tax	—	(7,010)	(1,114)
Total gross deferred income tax liabilities	(70,709)	(66,020)	(10,490)

Net deferred tax assets	101,056	421,056	66,899

Schedule of current and noncurrent net deferred income tax

	Year ended December 31
	2010	2011
	RMB	RMB	US$
Current deferred income tax assets, included in prepaid expenses and other current assets	85,117	168,256	26,733
Non-current deferred income tax assets, included in other assets	15,939	293,794	46,679
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	—	(7,010)	(1,114)
Non-current deferred income tax liabilities, included in other liabilities	—	(33,984)	(5,399)
Net deferred income tax assets	101,056	421,056	66,899

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Restricted shares
Share-Based Compensation
Schedule of non-vested restricted share activity

	Number of Non- vested Shares	Grant date Weighted Average Fair Value
Outstanding as of December 31, 2008	2,096,848	US$	5.22
Granted	24,000	US$	3.89
Vested	(530,212)	US$	5.24
Forfeited	(31,344)	US$	9.59
Outstanding as of December 31, 2009	1,559,292	US$	5.10
Vested	(527,764)	US$	4.97
Outstanding as of December 31, 2010	1,031,528	US$	5.00
Granted	20,000	US$	5.95
Vested	(525,764)	US$	5.02
Forfeited	(2,448)	US$	4.96
Outstanding as of December 31, 2011	523,316	US$	5.02

Schedule of compensation cost recognized

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Cost of revenues	1,113	1,103	1,047	166
Selling expenses	724	717	612	97
General and administrative expenses	16,712	15,206	14,606	2,321
Research and development expenses	205	225	192	30
Total compensation cost recognized for restricted shares	18,754	17,251	16,457	2,614

Stock options
Share-Based Compensation
Summary of stock options activity

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value
Outstanding as of December 31, 2008	4,363,213	US$	10.32
Granted	503,000	US$	6.65
Exercised	(159,417)	US$	4.16		US$	(1,857)
Forfeited	(147,557)	US$	7.16
Outstanding as of December 31, 2009	4,559,239	US$	10.23
Granted	426,500	US$	11.63
Exercised	(139,200)	US$	4.28		US$	(780)
Forfeited	(33,652)	US$	3.18
Outstanding as of December 31, 2010	4,812,887	US$	10.58
Granted	4,030,306	US$	5.19
Exercised	(25,250)	US$	3.66		US$	(4)
Forfeited or cancelled	(2,993,837)	US$	14.95
Outstanding as of December 31, 2011	5,824,106	US$	4.63	7.21 years	US$	1,427
Vested and expected to vest as of December 31, 2011	5,824,106	US$	4.63	7.21 years	US$	1,427
Exercisable as of December 31, 2011	2,566,125	US$	4.56	6.68 years	US$	1,234

Schedule of weighted average assumptions used to estimate the grant date fair value of stock options

	Year ended December 31,
	2009	2010	2011

Expected volatility	73%	73%	94%
Expected dividends yield	0%	0%	0%
Expected term	5.96 years	6.20 years	6.07 years
Risk-free interest rate (per annum)	3.58%	2.10%	1.74%
Estimated fair value of underlying ordinary shares (per share)	US$4.51	US$7.70	US$6.72

Schedule of compensation cost recognized

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Cost of revenues	2,562	3,236	5,128	815
Selling expenses	8,839	9,672	9,212	1,464
General and administrative expenses	44,157	42,152	39,104	6,212
Research and development expenses	1,715	2,442	3,957	629
Total compensation cost recognized for stock options	57,273	57,502	57,401	9,120

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per share
Schedule of basic and diluted earnings per share

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Numerator:
Numerator for basic and diluted earnings (loss) per share	(531,595)	1,386,776	(3,208,911)	(509,845)
Denominator:
Denominator for basic earnings per share
- Weighted-average ordinary shares outstanding	138,759,177	151,542,518	156,805,040	156,805,040
Stock options	—	1,770,501	—	—
Restricted shares	—	829,171	—	—
ADM warrants	—	2,416,007	—	—
Denominator for diluted earnings (loss) per share	138,759,177	156,558,197	156,805,040	156,805,040
Basic earnings (loss) per share	(3.83)	9.15	(20.46)	(3.25)
Diluted earnings (loss) per share	(3.83)	8.86	(20.46)	(3.25)

Summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share

	Year ended December 31,
	2009	2010	2011
Shares issuable pursuant to convertible senior notes	3,974,659	27,650	27,650
Shares issuable pursuant to senior secured convertible notes	9,340,967	3,339,525	3,339,525
Shares issuable under stock options and restricted shares	6,118,531	—	2,556,742
Shares issuable upon exercise of ADM warrants	4,125,000	—	1,540,773

Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related-Party Transactions
Summary of principal related party transactions and amounts due from and due to related parties

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Sales of products to related parties (note (a))	49,144	293,101	343,226	54,533
Purchase of raw materials from related parties (note (b))	771,158	1,435,562	1,322,363	210,102

	December 31,
	2010	2011
	RMB	RMB	US$

Accounts receivable from related parties (note (a))	190,486	281,509	44,727
Prepayments for materials to related party suppliers (note (b))	97,566	157,226	24,981
Other amounts due from related parties (note (c))	3,512	116,807	18,560
Total due from related parties	291,564	555,542	88,268

Prepayments for construction of property, plant and equipment to related party suppliers (note (d))	—	70,744	11,240
Total other due from related parties	—	70,744	11,240

Amounts due to related parties (note (b))	(84,481)	(242,575)	(38,541)
Total due to related parties	(84,481)	(242,575)	(38,541)

Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments
Purchase obligations under "take or pay" arrangements

Year ending December 31,	RMB	US$
2012	1,301,955	206,860
2013	2,271,241	360,864
2014	2,397,492	380,923
2015	2,859,348	454,305
2016	2,253,202	357,998
Thereafter	6,792,370	1,079,199
Total	17,875,608	2,840,149

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets
Schedule of changes in goodwill

RMB
Balances as of December 31, 2009	273,666
Balances as of December 31, 2010	273,666
Impairment	(273,382)
Disposal of a subsidiary	(284)
Balances as of December 31, 2011	—
US$	—

Schedule of intangible assets

	December 31, 2010
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB
Trademark	Indefinite	57,672	—	—	57,672
Technical know-how	5.7	209,084	(132,803)	—	76,281
Customer relationship	5.8	66,671	(40,130)	—	26,541
Order backlog	1.3	23,274	(23,274)	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—
Long-term supplier agreements	9.0	137,820	(6,643)	(131,177)	—
Total		498,824	(207,153)	(131,177)	160,494

	December 31, 2011
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,163
Technical know-how	5.7	209,084	(171,327)	—	37,757	5,999
Customer relationship	5.8	66,671	(51,714)	—	14,957	2,377
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9.0	137,820	(6,643)	(131,177)	—	—
Total		498,824	(257,261)	(131,177)	110,386	17,539

Schedule of aggregated amortization expense for intangible assets

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Cost of revenues
Long-term supplier agreements	6,643	—	—	—
Selling expenses
Customer relationship	11,585	11,585	11,585	1,841
Order back-log	979	—	—	—
General and administrative expenses
Technical know-how	37,179	37,229	38,523	6,120
Total amortization expense	56,386	48,814	50,108	7,961

Schedule of estimated amortization expense

December 31, 2011
RMB
2012	47,574
2013	3,928
2014	250
2015	250
2016	250

Acquisition (Tables)	12 Months Ended
Dec. 31, 2011
Acquisition
Summary of the acquisition-date fair value of the identifiable assets acquired, the liabilities assumed and the noncontrolling interest (excluding the effect of the cash capital injection) in connection with the business combination

April 8, 2011
RMB
Total assets	184,382
Total liabilities	(99,129)
Net assets acquired	85,253
Less: noncontrolling interest	17,051
Deemed cash consideration	16,000
Gain on bargain purchase	52,202

Geographic Revenue Information (Tables)	12 Months Ended
Dec. 31, 2011
Geographic Revenue Information
Company's revenue from different geographic areas (based on the location of the customer)

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Europe:
- Germany	4,575,675	7,078,239	6,595,109	1,047,857
- Spain	431,520	704,355	511,757	81,310
- France	99,915	236,522	352,107	55,944
- Italy	445,861	853,788	700,646	111,321
- Belgium	163,091	—	70,236	11,159
- Holland	348,710	471,889	222,413	35,338
- Czech	174,405	286,901	9,899	1,573
- Cyprus	162,064	5,264	—	—
- Greece	76,984	453,050	210,487	33,443
- England	9,331	174,875	227,122	36,086
- Others	5,087	41,582	169,516	26,933
Subtotal- Europe	6,492,643	10,306,465	9,069,292	1,440,964
PRC (excluding HK SAR, Macau and Taiwan)	328,505	745,917	3,261,886	518,263
HK SAR	56,862	16,500	—	—
United States of America	147,383	1,216,962	2,137,219	339,570
Japan	1,819	22,854	51,236	8,141
South Korea	218,135	154,769	13,036	2,071
Other countries	9,522	36,520	145,296	23,085
Total net revenues	7,254,869	12,499,987	14,677,965	2,332,094

Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details) In Thousands, unless otherwise specified	12 Months Ended																																													12 Months Ended
	Dec. 31, 2011 USD ($) Y CNYPerUSD	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Germany USD ($)	Dec. 31, 2011 Germany CNY	Dec. 31, 2010 Germany CNY	Dec. 31, 2009 Germany CNY	Dec. 31, 2011 USA USD ($)	Dec. 31, 2011 USA CNY	Dec. 31, 2010 USA CNY	Dec. 31, 2009 USA CNY	Dec. 31, 2011 Spain USD ($)	Dec. 31, 2011 Spain CNY	Dec. 31, 2010 Spain CNY	Dec. 31, 2009 Spain CNY	Dec. 31, 2011 South Korea USD ($)	Dec. 31, 2011 South Korea CNY	Dec. 31, 2010 South Korea CNY	Dec. 31, 2009 South Korea CNY	Dec. 31, 2010 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2009 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2011 Europe USD ($)	Dec. 31, 2011 Europe CNY	Dec. 31, 2010 Europe CNY	Dec. 31, 2009 Europe CNY	Dec. 31, 2011 Net revenues Geographic concentration risk Germany, USA and Spain USD ($)	Dec. 31, 2011 Net revenues Geographic concentration risk Germany, USA and Spain CNY	Dec. 31, 2010 Net revenues Geographic concentration risk Germany, USA and Spain CNY	Dec. 31, 2009 Net revenues Geographic concentration risk Germany, USA and Spain CNY	Dec. 31, 2011 Net revenues Geographic concentration risk Germany USD ($)	Dec. 31, 2011 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2010 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2009 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2011 Net revenues Geographic concentration risk USA USD ($)	Dec. 31, 2011 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2010 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2009 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2011 Net revenues Geographic concentration risk PRC USD ($)	Dec. 31, 2011 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2010 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2009 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2011 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2010 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2009 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2011 Net revenues Customer concentration risk customer	Dec. 31, 2011 Net revenues Customer concentration risk Germany Customer A USD ($)	Dec. 31, 2011 Net revenues Customer concentration risk Germany Customer A CNY	Dec. 31, 2010 Net revenues Customer concentration risk Germany Customer A CNY	Dec. 31, 2009 Net revenues Customer concentration risk Germany Customer A CNY	Dec. 31, 2011 Accounts receivable Customer concentration risk customer	Dec. 31, 2010 Accounts receivable Customer concentration risk	Dec. 31, 2011 Accounts receivable Customer concentration risk Germany Customer A USD ($)	Dec. 31, 2011 Accounts receivable Customer concentration risk Germany Customer A CNY	Dec. 31, 2010 Accounts receivable Customer concentration risk Germany Customer A CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk USD ($)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk CNY	Dec. 31, 2010 Advances to suppliers Supplier concentration risk CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Germany Supplier C USD ($)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Germany Supplier C CNY	Dec. 31, 2010 Advances to suppliers Supplier concentration risk Germany Supplier C CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Singapore Supplier A USD ($)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Singapore Supplier A CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk South Korea Supplier B USD ($)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk South Korea Supplier B CNY	Dec. 31, 2010 Advances to suppliers Supplier concentration risk South Korea Supplier B CNY	Dec. 31, 2011 Cash Financial institution concentration risk Individual financial institutions	Dec. 31, 2010 Cash Financial institution concentration risk Individual financial institutions	Dec. 31, 2011 Cash Financial institution concentration risk PRC institution	Dec. 31, 2010 Cash Financial institution concentration risk PRC institution	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD USD ($)	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) SGD	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD USD ($)	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EURO CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EURO EUR (€)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD USD ($)	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO EUR (€)	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO EUR (€)	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk CNY	Dec. 31, 2010 Restricted cash and non-current restricted cash Financial institution concentration risk CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2010 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2010 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2010 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2010 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2010 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)
Principles of Consolidation
An ownership interest in subsidiary less than this percentage for considering as noncontrolling interests	100.00%	100.00%
Significant Concentrations and Risks
Revenues	$ 2,332,094	14,677,965	12,499,987	7,254,869	$ 1,047,857	6,595,109	7,078,239	4,575,675	$ 339,570	2,137,219	1,216,962	147,383	$ 81,310	511,757	704,355	431,520	$ 2,071	13,036	154,769	218,135	16,500	56,862	$ 1,440,964	9,069,292	10,306,465	6,492,643	$ 1,909,822	12,020,232	9,041,118	5,051,563	$ 1,047,857	6,595,109	7,078,239	4,575,675	$ 339,570	2,137,219	1,216,962	147,383	$ 522,395	3,287,904	745,917	328,505					$ 197,072	1,240,351	1,501,037	1,223,529
Percentage of concentration of risk																											82.00%	82.00%	72.00%	70.00%	45.00%	45.00%	57.00%	63.00%	15.00%	15.00%	10.00%	2.00%	22.00%	22.00%	5.00%	5.00%	100.00%	96.00%	97.00%		8.00%	8.00%	12.00%	17.00%		10.40%															56.80%	45.10%
Number of major customers																																														1					1
Threshold percentage																																														10.00%					10.00%					10.00%	10.00%	10.00%									10.00%	10.00%
Accounts receivable	338,483	2,130,377	1,909,319																																																		3,854	24,254	68,148
Total prepayments to supplier	296,617	1,866,879	1,175,829																																																					226,567	1,425,988	721,482	139,126	875,645	591,816	34,539	217,381	52,902	332,962	129,666
Total cash held by financial institutions	664,300	4,181,038	5,856,132																																																																				4,177,522	5,854,133	14,477	91,218	5,584	36,982	282	1,776	539	111	2,391,014	3,675,875	197,529	1,244,612	229,668	1,521,020	128,091	15,693	443,430	50,353	22,037	138,851	369	2,443	12,919	1,583	127	799	57	377	167,703	20,546	174,006	19,759
Total restricted cash	227,567	1,432,282	644,928																																																																																																						1,432,282	644,928	1,372,682	577,900	6,488	40,883	7,905	52,353	18,717	2,293	14,675	1,666
Deposits for the purchase of equipment	75,307	473,974	341,198
Number of individual financial institutions																																																																					3	3
Foreign Currency
Noon buying rate RMB to $1.00	6.2939	6.2939
Cash and Restricted Cash
Maximum maturity period for letters of credit and letters of guarantee (in years)	1	1
Sale of Accounts Receivable
Proceeds from sale of accounts receivable	54,635	343,865	1,684,959
Loss on sale of accounts receivable	362	2,279	6,270	5,891
Prepayments to Suppliers
Amount of the prepayments to suppliers reduced and reclassified to inventories	75,647	476,113	424,004	537,008
Long-term prepayments to suppliers	$ 210,158	1,322,714	504,326

Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 2)	12 Months Ended
Dec. 31, 2011
Buildings
Property, Plant and Equipment
Estimated useful lives (in years)	30 years
Machinery and equipment
Property, Plant and Equipment
Estimated useful lives, minimum (in years)	4
Estimated useful lives, maximum (in years)	10
Furniture and fixtures
Property, Plant and Equipment
Estimated useful lives, minimum (in years)	3
Estimated useful lives, maximum (in years)	5
Motor vehicles
Property, Plant and Equipment
Estimated useful lives, minimum (in years)	8
Estimated useful lives, maximum (in years)	10

Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Technical know-how Y	Dec. 31, 2011 Customer relationships Y	Dec. 31, 2011 Order backlog Y	Dec. 31, 2011 Short-term supply agreements Y	Dec. 31, 2011 Long-term supply agreements Y	Dec. 31, 2011 Land use rights Y
Goodwill and Other Intangible Assets
Estimated useful lives (in years)								0.5
Estimated useful lives, minimum (in years)					5.5	5.5	1		5	45
Estimated useful lives, maximum (in years)					6	6	1.5		10	50
Impairment of Long-Lived Assets
Impairment loss of property, plant and equipment	$ (361,465)	(2,275,024)		(131,177)
Impairment loss of goodwill	43,436	273,382
Government grant
Government grants related to the construction of the solar power plants received	19,956	125,599	102,480	23,690
Government grant recognized as current liabilities			31,600
Government grant recognized as noncurrent liabilities			70,880
Grants Amortized	1,507	9,484
Equity Investments
Impairment loss on equity investment	1,385	8,720
Statutory Reserves
Percentage appropriation to general reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
Appropriation to general reserve fund	$ 64,429	405,512	378,964

Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 4) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 CNY Y	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Dec. 31, 2011 USD ($) segment	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Sep. 30, 2011 Minimum Y	Dec. 31, 2011 Minimum M Y	Sep. 30, 2011 Maximum Y	Dec. 31, 2011 Maximum M Y
Revenue Recognition
Period of assembly and installation of PV systems (in months)										1		3
VAT rate (as a percent)					17.00%	17.00%
Employee Benefits Plans
Required contribution by company for each employee as a percentage on standard salary base					20.00%	20.00%
Standard salary base rate for medical insurance benefits (as a percent)										7.50%		10.00%
Standard salary base rate for unemployment (as a percent)										1.00%		2.00%
Standard salary base rate for other statutory benefits (as a percent)										6.60%		13.60%
Total amount of contributions					$ 28,236	177,714	76,161	27,128
Warranty cost
Guarantee for defects in materials and workmanship (in years)									2		5
Period guaranteed for 90% multicrystalline PV modules of initial power generation capacity under warranty terms (in years)			10 years	10 years
Period guaranteed for 80% multicrystalline PV modules of initial power generation capacity under warranty terms (in years)			25 years	25 years
Percentage of initial power generation capacity guaranteed for 10 years for multicrystalline PV modules			90.00%	90.00%
Percentage of initial power generation capacity guaranteed for 25 years for multicrystalline PV modules			80.00%	80.00%
Warranty period of company's modules, storage, batteries, controllers and inverters (in years)										1		5
Warranty accrual rate as a percent of revenue					1.00%	1.00%
Percentage of nameplate power guaranteed for 10 years for multicrystalline PV modules under new and improved warranty terms	91.20%	91.20%
Period guaranteed for 91.2 % multicrystalline PV modules of initial power under new and improved warranty terms (in years)	10 years	10 years
Percentage of nameplate power guaranteed for 25 years for multicrystalline PV modules under new and improved warranty terms	80.70%	80.70%
Period guaranteed for 80.70% multicrystalline PV modules of nameplate power under new and improved warranty terms (in years)	25 years	25 years
Percentage of nameplate power guaranteed for first year for monocrystalline panda PV modules under new and improved warranty terms	98.00%	98.00%
Period guaranteed for 98.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms (in years)	1 year	1 year
Percentage of nameplate power guaranteed for 10 years for monocrystalline panda PV modules under new and improved warranty terms	92.00%	92.00%
Period guaranteed for 92.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms (in years)	10 years	10 years
Percentage of nameplate power guaranteed for 25 years for monocrystalline panda PV modules under new and improved warranty terms	82.00%	82.00%
Period guaranteed for 82.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms (in years)	25 years	25 years
Period for linear based power output warranty by year of company's multicrystalline PV modules (in years)	25	25
Changes in the carrying amount of accrued warranty liability
Beginning balance			48,243	303,641	48,243	303,641	189,233	123,649
Warranty expense for the current year					24,483	154,092	125,155	72,747
Warranty costs incurred or claimed							(10,747)	(7,163)
Total accrued warranty cost	72,726	457,733			72,726	457,733	303,641	189,233
Less: accrued warranty cost, current portion	5,145	32,383			5,145	32,383	22,469	14,789
Accrued warranty cost, excluding current portion	67,581	425,350			67,581	425,350	281,172	174,444
Firm Purchase Commitment
Provision for inventory purchase commitments					$ 135,321	851,694
Income taxes
Percentage of likelihood of realization that the tax benefits must exceed in order for the amount to be recognized					50.00%	50.00%
Segment Reporting
Number of operating segments					1	1

Accounts Receivable (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts Receivable
Accounts receivable	$ 393,029	2,473,683	2,218,801
Less: Allowance for doubtful accounts	(54,546)	(343,306)	(309,482)
Total accounts receivable, net	$ 338,483	2,130,377	1,909,319

Accounts Receivable (Details 2) (Allowance for doubtful accounts) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Movement of the allowance for doubtful accounts
Allowance for doubtful accounts, balance at the beginning of period	$ (49,172)	(309,482)	(323,025)	(986)
Additions	(7,246)	(45,612)	(788)	(322,668)
Reversal of allowance for doubtful accounts	1,051	6,624	13,886
Write-off of accounts receivable charged	821	5,164	445	629
Allowance for doubtful accounts, balance at the end of period	$ (54,546)	(343,306)	(309,482)	(323,025)

Accounts Receivable (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) M	Dec. 31, 2011 CNY M	Dec. 31, 2010 CNY	Dec. 31, 2011 Maximum day
Accounts Receivable
Term of credit for customers (in months)	3	3
Advances from customers	$ 142,045	894,021	1,001,292
Term of letters of credit (in days)				90
Accounts receivable denominated in currencies other than the RMB (as a percent)	44.00%	44.00%	91.00%

Inventories (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Inventories
Raw materials	$ 99,909	628,818	1,182,606
Work-in-progress	54,994	346,126	588,582
Finished goods	269,463	1,695,975	753,768
Total inventories	424,366	2,670,919	2,524,956
Provisions to write-down the carrying amount of obsolete inventory to its estimated net realizable value	$ 74,655	469,872	16,467	9,590

Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Buildings USD ($)	Dec. 31, 2011 Buildings CNY	Dec. 31, 2010 Buildings CNY	Dec. 31, 2011 Machinery and equipment USD ($)	Dec. 31, 2011 Machinery and equipment CNY	Dec. 31, 2010 Machinery and equipment CNY	Dec. 31, 2011 Furniture and fixtures USD ($)	Dec. 31, 2011 Furniture and fixtures CNY	Dec. 31, 2010 Furniture and fixtures CNY	Dec. 31, 2011 Motor vehicles USD ($)	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2010 Motor vehicles CNY	Dec. 31, 2011 Construction in progress USD ($)	Dec. 31, 2011 Construction in progress CNY	Dec. 31, 2010 Construction in progress CNY
Property, Plant and Equipment
Total property, plant and equipment	$ 2,621,657	16,500,445		10,957,606	$ 357,115	2,247,643	1,413,575	$ 1,841,452	11,589,915	6,974,703	$ 13,436	84,562	31,302	$ 14,230	89,563	64,102	$ 395,424	2,488,762	2,473,924
Less: Accumulated depreciation	(291,749)	(1,836,237)		(1,023,650)
Less: Impairment	(361,465)	(2,275,024)	(131,177)
Total property, plant and equipment, net	$ 1,968,443	12,389,184		9,933,956

Property, Plant and Equipment (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Allocation of depreciation expense on property, plant and equipment
Cost of revenues	$ 119,954	754,977	432,989	319,049
Selling expenses	158	993	1,817	303
General and administrative expenses	5,795	36,473	24,223	15,282
Research and administrative expenses	5,458	34,355	12,130	8,747
Total depreciation expense	$ 131,365	826,798	471,159	343,381

Property, Plant and Equipment (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Construction in progress USD ($)	Dec. 31, 2011 Construction in progress CNY	Dec. 31, 2010 Construction in progress CNY	Dec. 31, 2009 Construction in progress CNY
Property, Plant and Equipment
Interest cost capitalized					$ 32,117	202,138	272,369	144,179
Interest cost charged to income	99,578	626,737	438,011	376,336	99,578	626,737	438,011	376,336
Total interest cost incurred					$ 131,695	828,875	710,380	520,515

Derivative Instruments and Hedging Activities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Subsidiary	Dec. 31, 2011 Foreign currency forward contracts USD ($)	Dec. 31, 2011 Foreign currency forward contracts EUR (€)	Dec. 31, 2010 Foreign currency forward contracts EUR (€)	Dec. 31, 2011 Interest rate swap USD ($)	Dec. 31, 2010 Interest rate swap USD ($)	Dec. 31, 2009 Interest rate swap USD ($) Contract
Derivative Instruments and Hedging Activities
Number of operating subsidiaries	2
Derivative Instruments and Hedging Activities
Number of derivative contracts							1
Notional amount of derivative contracts entered		$ 48,000	€ 76,680	€ 159,580
Notional amount of derivative contracts entered							70,000
Outstanding notional amounts		$ 48,000		€ 50,040	$ 45,000	$ 54,000

Derivative Instruments and Hedging Activities (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2011 Derivatives designated as hedges USD ($)	Dec. 31, 2011 Derivatives designated as hedges CNY	Dec. 31, 2010 Derivatives designated as hedges CNY	Dec. 31, 2011 Derivatives not designated as hedges USD ($)	Dec. 31, 2011 Derivatives not designated as hedges CNY	Dec. 31, 2010 Derivatives not designated as hedges CNY	Dec. 31, 2011 Foreign currency contract Derivatives designated as hedges USD ($)	Dec. 31, 2011 Foreign currency contract Derivatives designated as hedges CNY	Dec. 31, 2010 Foreign currency contract Derivatives designated as hedges CNY	Dec. 31, 2011 Interest rate swap Derivatives not designated as hedges USD ($)	Dec. 31, 2011 Interest rate swap Derivatives not designated as hedges CNY	Dec. 31, 2010 Interest rate swap Derivatives not designated as hedges CNY
Fair values of all derivatives held by the Company
Assets	$ 78	490	3,834				$ 78	490	3,834
Liability				$ 3,713	23,370	30,663				$ 3,713	23,370	30,663

Derivative Instruments and Hedging Activities (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Derivatives not designated as hedges USD ($)	Dec. 31, 2011 Derivatives not designated as hedges CNY	Dec. 31, 2010 Derivatives not designated as hedges CNY	Dec. 31, 2009 Derivatives not designated as hedges CNY	Dec. 31, 2009 Foreign currency contract Derivatives not designated as hedges CNY	Dec. 31, 2011 Foreign currency contract Cash flow hedge Derivatives designated as hedges USD ($)	Dec. 31, 2011 Foreign currency contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2010 Foreign currency contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2009 Foreign currency contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2011 Interest rate swap Derivatives not designated as hedges USD ($)	Dec. 31, 2011 Interest rate swap Derivatives not designated as hedges CNY	Dec. 31, 2010 Interest rate swap Derivatives not designated as hedges CNY	Dec. 31, 2009 Interest rate swap Derivatives not designated as hedges CNY
Gain (loss) on derivative instruments
Amount of Loss (Gain) Recognized in Other Comprehensive Income						$ (2,930)	(18,441)	54,679	12,640
Amount of (Gain) Loss Reclassified from Other Comprehensive Income into Income/Loss						(2,840)	(17,872)	54,601	12,640
Amount of Loss Recognized in Loss on Derivative (ineffective portion)									33,003
Amount of Loss Recognized in Income on Derivative	$ (1,347)	(8,481)	(22,945)	(24,406)	(1,420)					$ (1,347)	(8,481)	(22,945)	(22,986)

Fair Value Measurements (Details) (Recurring, CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total fair value | Foreign currency forward contracts
Assets:
Derivative assets	490	3,834
Total	490	3,834
Total fair value | Interests rate swap contract
Liabilities:
Derivative liabilities	23,370	30,663
Total	23,370	30,663
Significant other observable inputs (Level 2) | Foreign currency forward contracts
Assets:
Derivative assets	490	3,834
Total	490	3,834
Significant unobservable inputs (Level 3) | Interests rate swap contract
Liabilities:
Derivative liabilities	23,370	30,663
Total	23,370	30,663

Fair Value Measurements (Details 2) (Interest rate swap, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest rate swap
Activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs
Balance at the beginning of the period	30,663	22,986
Total realized and unrealized losses included in income	8,481	22,945	22,986
Settlement	(15,774)	(15,268)
Balance at the end of the period	23,370	30,663	22,986
Total losses for the period included in income attributable to the change in unrealized losses relating to liabilities held at the end of the period	(7,293)	7,677	22,986

Fair Value Measurements (Details 3) (Convertible Senior Notes) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)
Fair Value of Financial Instruments
Fair value of financial instrument	$ 1,479	9,317	$ 1,395

Fair Value Measurements (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Nonrecurring Total fair value CNY	Dec. 31, 2011 Nonrecurring Significant unobservable inputs (Level 3) CNY
Fair Value of Financial Instruments
Property, plant and equipment, net				12,389,184	12,389,184
Goodwill
Total losses, property, plant and equipment, net	361,465	2,275,024	131,177
Total losses, goodwill	$ 43,436	273,382

Equity Investments (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Tibetan Yingli USD ($)	Dec. 31, 2011 Tibetan Yingli CNY	Dec. 31, 2010 Tibetan Yingli CNY	Apr. 30, 2009 Dongfa Tianying CNY	Jul. 31, 2007 Dongfa Tianying CNY	Dec. 31, 2009 Dongfa Tianying CNY	Dec. 31, 2011 Hainan Solar Power USD ($)	Dec. 31, 2011 Hainan Solar Power CNY	Sep. 30, 2009 Hainan Solar Power Yingli China and two other entities CNY	Sep. 30, 2011 Beijing Shuntong Wuliu Co USD ($)	Sep. 30, 2011 Beijing Shuntong Wuliu Co CNY
Equity Investments
Equity investments	$ 3,992	25,127	25,804
Equity interest (as a percent)				50.00%	50.00%			30.00%				20.00%	49.00%	49.00%
Advances made to equity method investee					9,308	9,308
Provision for equity investment	1,385	8,720		1,385	8,720
Amount paid to acquire equity interest								3,000		3,235	20,362	6,000	234	1,470
Purchase price as fair value of investee's net assets (as a percent)								30.00%
Proceeds from disposal of investment							3,000
Loss on disposal of investment									940

Equity Investments (Details 2) (Yingli China and two other entities) In Thousands, unless otherwise specified	1 Months Ended
	Feb. 28, 2009 Beijing Badaling Green Photovoltaic Power Generation Co., Ltd.. CNY	Jul. 31, 2011 Beijing Jingyi Renewable Energy Engineering Co., Ltd.. USD ($)	Jul. 31, 2011 Beijing Jingyi Renewable Energy Engineering Co., Ltd.. CNY	Feb. 28, 2010 Beijing Jingyi Renewable Energy Engineering Co., Ltd.. CNY
Cost method investment
Amount contributed to acquire equity interest	600	$ 298	1,875	10,000
Equity interest (as a percent)	10.00%			10.00%

Borrowings (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 CNY Y	Dec. 31, 2010 CNY	Dec. 31, 2011 Bank borrowings guaranteed by bank deposit USD ($)	Dec. 31, 2011 Bank borrowings guaranteed by bank deposit CNY	Dec. 31, 2010 Bank borrowings guaranteed by bank deposit CNY	Dec. 31, 2011 Bank borrowings guaranteed by related parties USD ($)	Dec. 31, 2011 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2010 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2011 Bank borrowings guaranteed by property, plant and equipment USD ($)	Dec. 31, 2011 Bank borrowings guaranteed by property, plant and equipment CNY	Dec. 31, 2010 Bank borrowings guaranteed by property, plant and equipment CNY	Dec. 31, 2011 Bank borrowings guaranteed by accounts receivable USD ($)	Dec. 31, 2011 Bank borrowings guaranteed by accounts receivable CNY	Dec. 31, 2011 Unsecured loans USD ($)	Dec. 31, 2011 Unsecured loans CNY	Dec. 31, 2010 Unsecured loans CNY
Short-term bank borrowings
Total short-term bank borrowings	$ 1,306,833	8,225,076	5,857,878	$ 143,137	900,890	869,415	$ 508,082	3,197,817	1,647,241	$ 75,509	475,245	853,000	$ 2,062	12,978	$ 303,736	1,911,687	1,826,160
Current portion of long-term debt	$ 274,307	1,726,459	662,062
Weighted average interest rate (as a percent)	0.0623	0.0623	0.0485
Maximum maturity period (in years)	1	1

Borrowings (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Secured loan China Development Bank USD ($)	Dec. 31, 2011 Secured loan China Development Bank CNY	Dec. 31, 2010 Secured loan China Development Bank CNY	Dec. 31, 2011 Unsecured loans USD ($)	Dec. 31, 2011 Unsecured loans CNY	Dec. 31, 2010 Unsecured loans CNY	Dec. 31, 2011 Bank borrowings secured by multiple assets USD ($)	Dec. 31, 2011 Bank borrowings secured by multiple assets CNY	Dec. 31, 2010 Bank borrowings secured by multiple assets CNY	Dec. 31, 2011 Bank borrowings guaranteed by related parties USD ($)	Dec. 31, 2011 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2010 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2010 Bank borrowings guaranteed by related parties Other parties CNY	Dec. 31, 2011 Bank borrowings guaranteed by property, plant and equipment USD ($)	Dec. 31, 2011 Bank borrowings guaranteed by property, plant and equipment CNY	Mar. 31, 2010
Bank borrowings at an interest rate of 6 - month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
USD ($)
Sep. 30, 2008
Bank borrowings at an interest rate of 6 - month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
CNY
Y
Dec. 31, 2011
Bank borrowings at an interest rate of 6 - month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
CNY
																						Dec. 31, 2009 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China USD ($)	Dec. 31, 2008 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China USD ($) Y	May 31, 2010 Bank borrowings at an interest rate of 12 - month LIBOR plus 1.7% Luso International Banking Ltd. Tianwei Yingli USD ($) Y	Aug. 31, 2011 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Yingli Hainan CNY	May 31, 2010 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Yingli Hainan CNY Y	Jun. 30, 2011 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Yingli Hainan CNY	Jun. 30, 2010 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Yingli Hainan CNY Y	Nov. 30, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan USD ($) Y	Nov. 30, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan CNY Y	Oct. 31, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli New Energy Resources Co., Ltd. USD ($) Y	Oct. 31, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli New Energy Resources Co., Ltd. CNY Y	Jul. 31, 2010 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates Export - Import Bank of China Yingli China CNY Y	Feb. 28, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan USD ($) Y	Feb. 28, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan CNY Y	Dec. 31, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan USD ($)	Dec. 31, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan CNY	Aug. 31, 2010 Bank borrowings at an interest rate applicable to Export Seller's Credit Export - Import Bank of China Tianwei Yingli Y	Mar. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China USD ($) M	Mar. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China CNY M	Dec. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China USD ($)	Dec. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China CNY	May 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China USD ($) M	May 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China CNY M	Dec. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China USD ($)	Dec. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China CNY	Oct. 31, 2011 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basic points China Development Bank Yingli New Energy Resources Co., Ltd. USD ($)
Borrowings
Total long-term bank debt	$ 822,758	5,178,358	3,158,544	$ 45,050	283,541	357,626	$ 206,549	1,300,000	1,372,527	$ 346,870	2,183,167	929,710	$ 208,492	1,312,225	198,681	300,000	$ 15,797	99,425
Carrying value as of the balance sheet date of the portion of long-term debt not otherwise specified in the taxonomy that is scheduled to be repaid within one year or the normal operating cycle, if longer	(274,307)	(1,726,459)	(662,062)
Total long-term borrowings	548,451	3,451,899	2,496,482
Amount of loan agreement																				75,000			70,000	20,000		180,000		220,000	142,996	900,000	55,609	350,000	500,000	63,554	400,000				158,884	1,000,000			184,305	1,160,000			100,000
Interest rate (as a percent)																										5.76%
Maturity period (in months/years)																				5			8	3		5		5	8	8	8	8	5	5	5			2	45	45			42	42
Basis of interest rate																				6-month LIBOR			6-month LIBOR	12-month LIBOR				five-year Renminbi					five-year Renminbi	five-year Renminbi	five-year Renminbi				three to five-year Renminbi	three to five-year Renminbi			three to five-year Renminbi	three to five-year Renminbi			6-month LIBOR
Basis spread (as a percent)																				3.00%			6.00%	1.70%				2.50%											10.00%	10.00%			5.00%	5.00%			5.20%
Amount of principal repayable in installment																			9,375						20,000		55,000
Minimum amount of transfers of assets, loans and contributions to the borrower's subsidiaries subject to restrictions																					20,000
Minimum amount of sales, transfer or disposal of any assets subject to restrictions																					300,000
Amount of principal repayable in installment																						8,000
Amount of principal repayable in installment for the remaining six years																						9,000
Amount withdrawn																																		56,880	358,000	95,330	600,000				58,387	367,480			46,076	290,000
Aggregate maturities of long-term debt
2012	274,307	1,726,459																															70,000
2013	214,430	1,349,600																															140,000
2014	140,006	881,184																															170,000
2015	98,720	621,332																															120,000
2016	54,410	342,451
Thereafter	40,885	257,332
Total	$ 822,758	5,178,358

Borrowings (Details 3) In Millions, unless otherwise specified	Dec. 31, 2011 Short-term financing USD ($)	Dec. 31, 2011 Short-term financing CNY	Dec. 31, 2011 Long-term financing USD ($)	Dec. 31, 2011 Long-term financing CNY
Borrowings
Unused lines of credit	$ 1,132	7,124	$ 777	4,890

Structured Loan (Details)	12 Months Ended	1 Months Ended					12 Months Ended
	Dec. 31, 2009 CNY	Jun. 30, 2009 Structured Loan USD ($)	Jun. 30, 2009 Structured Loan CNY	Apr. 30, 2009 Structured Loan USD ($)	Apr. 30, 2009 Structured Loan CNY	Jan. 31, 2009 Structured Loan CNY Y warrant day M	Dec. 31, 2011 Structured Loan	Dec. 31, 2010 Structured Loan	Jun. 15, 2009 Structured Loan USD ($)	Apr. 07, 2009 Structured Loan USD ($) Y	Apr. 07, 2009 Structured Loan CNY
Debt
Term of loan facility (in years)						3
Maximum borrowing capacity						80,000
Interest rate (as a percent)						12.00%
Proportionate number of warrants exercisable every six months						0.2
Term over which warrants are Exercisable on proportionate basis (in months)						6
Number of ordinary shares that can be acquired						1
Number of trading days on which the strike price of each warrant is based						20
Maximum number of warrants to be granted (in shares)		6,600,000	6,600,000
Price of unexercised warrants (in dollars per share)									$ 7
Equity interest in Yingli Green Energy (as a percent)						43.00%
Amount of loan facility drew down				50,000,000	341,795,000
Number of warrants granted (in shares)				4,125,000	4,125,000
Initial strike price (in dollars per share)		$ 5.06								$ 5.64
Debt discount										35,021,000	239,307,000
Period for amortization (in years)										3	3
Fair value of warrants		55,811,000	381,297,000
Loss from revaluation of embedded derivative liability	231,345,000	20,790,000	141,990,000
Penalty on early repayment of debt		1,000,000
Loss on debt extinguishment	(244,744,000)	$ (35,817,000)	(244,744,000)
Number of warrants exercised (in shares)							2,475,000	1,650,000
Issuance of ordinary shares upon exercise of warrants							1,444,060	1,010,211

Convertible Senior Notes (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended					12 Months Ended				24 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 31, 2010 Zero coupon convertible senior notes due 2012 CNY	Jan. 31, 2009 Zero coupon convertible senior notes due 2012 USD ($)	Jan. 31, 2009 Zero coupon convertible senior notes due 2012 CNY	Dec. 31, 2007 Zero coupon convertible senior notes due 2012 USD ($) day	Dec. 31, 2011 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 31, 2011 Zero coupon convertible senior notes due 2012 CNY	Dec. 31, 2010 Zero coupon convertible senior notes due 2012 CNY	Dec. 31, 2009 Zero coupon convertible senior notes due 2012 CNY	Dec. 15, 2010 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 15, 2010 Zero coupon convertible senior notes due 2012 CNY	Jan. 02, 2009 Zero coupon convertible senior notes due 2012 USD ($)	Jan. 02, 2009 Zero coupon convertible senior notes due 2012 CNY	Dec. 13, 2007 Zero coupon convertible senior notes due 2012 USD ($) USDPerADS
Convertible Senior Notes
Principal amount																		$ 172,500
Net proceeds from the offering									166,800
Initial conversion rate per US$1									$ 23.0415
Conversion price (in dollars per ADS)			4.06	4.06														43.4
Total number of shares to be converted									3,974,659
Redemption price per US$1 principal amount																		$ 1.2883
Redemption price of debt instrument (as a percent)																		128.83%
Minimum number of trading days triggering conversion or redemption feature (in days)									20
The maximum period of consecutive trading days that the closing price of the Company's ADS exceeds a specified percentage of the conversion price to trigger conversion or redemption feature of notes (in days)									30
Percentage of the effective conversion price as a condition for conversion or redemption of Senior Notes									120.00%
Percentage of the average conversion value as a condition for conversion or redemption of Senior Notes									97.00%
Percentage of the average conversion value as a condition for conversion or redemption of Senior Notes					130.00%	130.00%								150.00%	150.00%
Rate of return per annum (as a percent)														5.13%	5.13%
Equity component (conversion option)																6,064	44,479
Carrying Amount						7,947				1,202	7,561	7,947		1,200	7,561	166,454	1,224,569
Debt discount amortized	105,626	54,554					6,046	44,479				14,103	12,871
Effective interest rate (as a percent)							6.46%	6.46%
Aggregate principal amount repurchased and settled in cash														171,300	1,140,276
Accrued unpaid interest payable repurchased and settled in cash					28,145	187,347
Convertible Senior Notes
Principal amount of Convertible Senior Notes						7,947				1,202	7,561	7,947		1,200	7,561	166,454	1,224,569
Cumulative interest payable						174				263	1,657	174
Net carrying amount			1,465	9,218		8,121				1,465	9,218	8,121
Carrying amount of additional paid-in-capital						43,016				6,835	43,016	43,016
Debt issuance cost capitalized																		5,473
Interest relating to the Convertible Senior Notes
Contractual coupon interest										236	1,483	64,786	65,263
Amortization of debt discount	105,626	54,554					6,046	44,479				14,103	12,871
Amortization of debt issuance cost												11,846	12,453
Interest cost capitalized										(58)	(362)	(34,789)	(25,092)
Total interests expense										$ 178	1,121	55,946	65,495

Senior Secured Convertible Notes (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended													1 Months Ended
	Dec. 31, 2009 CNY	Dec. 31, 2011	Feb. 28, 2009 Senior secured convertible notes	Dec. 31, 2011 Senior secured convertible notes USD ($) day USDPerADS	Dec. 31, 2009 Senior secured convertible notes USD ($)	Feb. 10, 2009 Senior secured convertible notes USD ($) USDPerADS	Aug. 31, 2010 Senior Secured Convertible Notes First Tranche	Jun. 30, 2009 Senior Secured Convertible Notes First Tranche USD ($)	Jun. 30, 2009 Senior Secured Convertible Notes First Tranche CNY	May 31, 2009 Senior Secured Convertible Notes First Tranche USD ($)	May 31, 2009 Senior Secured Convertible Notes First Tranche CNY	Aug. 10, 2010 Senior Secured Convertible Notes First Tranche USD ($)	Aug. 10, 2010 Senior Secured Convertible Notes First Tranche CNY	Jun. 10, 2009 Senior Secured Convertible Notes First Tranche USD ($)	Jun. 10, 2009 Senior Secured Convertible Notes First Tranche CNY	May 18, 2009 Senior Secured Convertible Notes First Tranche USD ($)	May 18, 2009 Senior Secured Convertible Notes First Tranche CNY	Jan. 16, 2009 Senior Secured Convertible Notes First Tranche USD ($) Y	Jan. 16, 2009 Senior Secured Convertible Notes First Tranche CNY	Sep. 30, 2010 Senior Secured Convertible Notes Second Tranche USD ($)	Sep. 30, 2010 Senior Secured Convertible Notes Second Tranche CNY	Aug. 31, 2010 Senior Secured Convertible Notes Second Tranche	Sep. 21, 2010 Senior Secured Convertible Notes Second Tranche USD ($)	Sep. 21, 2010 Senior Secured Convertible Notes Second Tranche CNY	Aug. 10, 2010 Senior Secured Convertible Notes Second Tranche USD ($)	Aug. 10, 2010 Senior Secured Convertible Notes Second Tranche CNY	Jul. 02, 2009 Senior Secured Convertible Notes Second Tranche USD ($) Y	Jul. 02, 2009 Senior Secured Convertible Notes Second Tranche CNY
Debt
Aggregate principal amount					$ 50,000													$ 20,000	136,564								$ 29,449	201,084
Interest rate (as a percent)				10.00%
Number of shares per specified principal amount into which debt instrument is convertible			22,933	17,699
Principal amount used for debt instrument conversion ratio				100		100
Conversion price (in dollars per ADS)		4.06		4.06		4.36
Redemption price of debt instrument (as a percent)				152.00%
Guaranteed rate of return per annum in addition to stated coupon rate (as a percent)				15.00%
Maximum number of days used in calculating average share price at which if the company issues shares, the conversion rate shall be increased				10
Number of forward-looking days' VWAP used in calculating minimum conversion price				20
Number of backward-looking days' VWAP used in calculating minimum conversion price				20
Fair value of conversion feature																25,033	170,893	11,969	81,538
Debt discount																		11,969	81,538								29,449	201,210
Period for amortization (in years)																		3	3								2.5	2.5
Loss from revaluation of embedded derivative liability	231,345									13,064	89,355
Carrying amount of notes converted												11,279	76,410	8,721	59,596								13,083	87,652	1,804	12,221
Number of shares into which notes are converted							2,586,630	2,000,000	2,000,000											3,000,344	3,000,344	413,714
Interest expense								$ 4,520	30,890											$ 7,514	50,857

Medium-term notes (Details) (Tianwei Yingli) In Thousands, unless otherwise specified	1 Months Ended			1 Months Ended
	Oct. 31, 2010 Medium-term notes tranches Y	Dec. 31, 2011 Medium-term notes	Oct. 13, 2010 Medium-term notes CNY	Oct. 31, 2010 Medium-term notes First Tranche Y	Oct. 13, 2010 Medium-term notes First Tranche CNY	May 10, 2011 Medium-term notes second Tranche USD ($)	May 10, 2011 Medium-term notes second Tranche CNY
Debt
Principal amount			2,400,000		1,000,000	$ 222,438	1,400,000
Term of loan facility (in years)	5
Number of tranches allowed	2
Fixed annual interest rate for first three years (as a percent)					4.30%
Number of years initial interest rate is applicable				3
Fixed annual interest rate for remaining two years (as a percent)					5.70%
Remaining number of years subsequent interest rate is applicable				2
Effective interest rate (as a percent)		4.82%
Interest rate (as a percent)						6.15%	6.15%

Long-term payable (Details) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2009 entity	Jan. 31, 2011 Yingli China USD ($)	Jan. 31, 2011 Yingli China CNY	Sep. 30, 2009 Yingli China CNY	Dec. 31, 2011 Yingli China USD ($)	Dec. 31, 2011 Yingli China CNY	Dec. 31, 2010 Yingli China CNY Y	Sep. 30, 2009 Unrelated entity one CNY	Dec. 31, 2010 Unrelated entity one CNY	Sep. 30, 2009 Unrelated entity two CNY	Dec. 31, 2010 Unrelated entity two CNY
Long-term payable
Number of other entities unrelated to the company that contributed to establish equity interest	2
Contribution made to acquire equity interest				100,000			150,000	60,000	90,000	40,000	60,000
Percentage of ownership				50.00%				30.00%		20.00%
Term over which the entity is committed to purchase additional equity ownership (in years)							3
Percentage of equity ownership committed to be purchased by the entity							30.00%
Cost of equity ownership committed to be purchased							150,000
Term of bank borrowing rate applicable on cost of equity ownership committed to be purchased (in years)							3-year bank borrowing rate
Percentage of expected losses absorbed by primary beneficiary					80.00%	80.00%
Percentage of expected residual returns absorbed by primary beneficiary					80.00%	80.00%
Percentage of variable interest not held by the company					20.00%	20.00%
Liability representing the 30% equity owner's cash contribution plus accrued unpaid interest							157,654
30% equity owner's cash contribution							150,000
Repayment of borrowings		23,833	150,000
Unpaid interest on borrowings					$ 1,020	6,419

Share Repurchase Program (Details) Share data in Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2011 CNY	Sep. 30, 2011 ADSs	Dec. 31, 2011 ADSs USD ($)	Sep. 30, 2011 ADSs Maximum USD ($)
Share Repurchase Program
Repurchase amount authorized				$ 100,000,000
Period over which shares repurchased (in months)		12 months
Share repurchase (in shares)			5.6
Value of shares repurchased	123,838,000		$ 19,600,000

Financial Obligations (Details) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Jul. 31, 2011 USD ($) Y	Jul. 31, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Financial Obligations
Carrying amount of newly purchased equipments (leased assets) sold to a third party	$ 14,611	91,959	$ 14,590	91,829
Cash consideration for newly purchased equipments (leased assets) sold to a third party	14,300	90,000
Contract term (in years)	5	5
Loss recognized which is being deferred and amortized in the consolidated statements of operation over the remaining useful lives of the leased assets	311	1,959
Amount of the equipments and related depreciation recorded under capital lease
Equipments			15,099	95,034
Less: accumulated depreciation			(509)	(3,205)
Net Value	14,611	91,959	14,590	91,829
Future minimum payments required under non-cancellable sale-leaseback
2012			3,434	21,616
2013			3,434	21,616
2014			3,434	21,616
2015			3,434	21,616
2016			2,596	16,333
Total minimum lease payments			16,332	102,797
Less: Amount representing interest			2,440	15,357
Present value of net minimum lease payments			13,892	87,440
Current portion			(2,480)	(15,612)
Non-current portion			$ 11,412	71,828
Interest rate (as a percent)			7.25%	7.25%

Provision for Inventory Purchase Commitments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Provision for Inventory Purchase Commitments.
Provision for inventory purchase commitments	$ 135,321	851,694
Provision for inventory purchase commitments to be fullfilled in the next 12 months	$ 12,805	80,592

Income Taxes (Details)	12 Months Ended				1 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2011 Subsidiary	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Aug. 31, 2011 PRC Tianwei Yingli	Dec. 31, 2011 PRC Tianwei Yingli Y	Dec. 31, 2010 PRC Tianwei Yingli	Dec. 31, 2009 PRC Tianwei Yingli	Dec. 31, 2011 PRC Yingli China	Dec. 31, 2008 PRC Yingli China	Dec. 31, 2011 PRC Fine Silicon	Dec. 31, 2009 PRC Fine Silicon	Dec. 31, 2011 PRC Yingli Hainan	Dec. 31, 2011 Germany	Dec. 31, 2011 United States of America
Income Taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%		12.50%	12.50%	12.50%	15.00%	15.00%	15.00%	15.00%		15.00%
PRC income tax at the statutory rate (as a percent)		25.00%
Preferential income tax rate(as a percent)						15.00%							12.50%
Exemption period for income tax rate (in years)						2 years
Exemption period for half of the income tax rate upon entering into the first sales transaction (in years)						3 years
State tax exemption period following first profit-making year (in years)						2							2
Federal corporation tax rate (as a percent)															34.00%
State corporation tax rate															6.80%
Reduction in state tax for three years following the exemption period (as a percent)						50.00%
Period for reduction in state tax percentage (in years)						3							3
Extended period for preferential income tax rate (in years)					3 years
Number of major overseas subsidiaries located in Germany	2
Solidarity surcharge on corporation income taxes (as a percent)														5.50%
Trade income tax rate (as a percent)														12.78%
Aggregate income tax rate (as a percent)														28.60%	40.80%

Income Taxes (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Cayman Islands USD ($)	Dec. 31, 2011 Cayman Islands CNY	Dec. 31, 2010 Cayman Islands CNY	Dec. 31, 2009 Cayman Islands CNY	Dec. 31, 2011 PRC USD ($)	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2009 PRC CNY	Dec. 31, 2011 U.S. USD ($)	Dec. 31, 2011 U.S. CNY	Dec. 31, 2010 U.S. CNY	Dec. 31, 2009 U.S. CNY	Dec. 31, 2011 Other foreign countries USD ($)	Dec. 31, 2011 Other foreign countries CNY	Dec. 31, 2010 Other foreign countries CNY	Dec. 31, 2009 Other foreign countries CNY
Income Taxes
Total earnings (loss) before income taxes and noncontrolling interest	$ (540,077)	(3,399,190)	2,031,499	(484,561)	$ (40,660)	(255,912)	(341,512)	(654,814)	$ (496,190)	(3,122,969)	2,304,362	116,646	$ 2,705	17,024	(14,006)	(668)	$ (5,932)	(37,333)	82,655	54,275
Total current income tax expense	28,930	182,083	348,537	103,422					21,584	135,848	323,539	94,169	1,173	7,380	50	40	6,173	38,855	24,948	9,213
Deferred income tax benefit		(315,496)							(51,241)	(322,506)	(15,071)	(135,253)					1,114	7,010
Total income tax expense (benefit)	$ (21,197)	(133,413)	333,466	(31,831)

Income Taxes (Details 3) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Income Taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Difference in actual income tax expense (benefit) from the amounts computed by applying the PRC EIT rate
Computed "expected" tax expense (benefit)	$ (135,019)	(849,798)	507,875	(121,140)
PRC tax rate differential, preferential rate	2,859	17,995	(98,715)	22,923
Tax rate differential for non-PRC entities	15,223	95,814	107,259	140,327
Tax holiday	(9,748)	(61,357)	(127,864)	(69,218)
Research and development tax credit	(8,960)	(56,391)	(78,525)	(27,468)
Non-deductible expenses:
Impairment of goodwill	10,859	68,346
Staff welfare in excess of allowable limits	425	2,672	1,099	1,666
Share-based compensation	2,937	18,483	18,688	19,006
Entertainment expenses	212	1,335	1,502	1,075
Change in valuation allowance	99,667	627,295
German dividend withholding tax	1,652	10,400
Others	(1,304)	(8,207)	2,147	998
Actual income tax expense (benefit)	(21,197)	(133,413)	333,466	(31,831)
Decrease (increase) in net income (loss) and basic and diluted earnings (loss) per share without tax holiday
Decrease (increase) in net income (loss)	(8,413)	(52,951)	94,632	(51,226)
Basic earnings (loss) per share	$ (0.05)	(0.34)	0.62	(0.37)
Diluted earnings (loss) per share	$ (0.05)	(0.34)	0.59	(0.37)
Income tax payable	$ (23,043)	(145,029)	113,219

Income Taxes (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Gross deferred income tax assets:
Accounts receivable and prepayments to suppliers	$ 11,093	69,818	62,534
Inventories	4,093	25,761	2,954
Employee benefits	471	2,964	1,692
Accrued warranty	16,039	100,950	71,869
Property, plant and equipment	99,076	623,573	10,903
Change in fair value of derivative instruments	932	5,861	7,955
Net operating loss carryforwards	16,329	102,775	13,858
Investment loss	841	5,296
Provision for inventory purchase commitment	28,182	177,373
Total gross deferred income tax assets	177,056	1,114,371	171,765
Valuation allowance	(99,667)	(627,295)
Net deferred income tax assets	77,389	487,076	171,765
Gross deferred income tax liabilities:
Property, plant and equipment	(5,990)	(37,698)	(37,041)
Intangible assets	(3,386)	(21,312)	(33,143)
Change in fair value of derivative instruments			(525)
Withholding income tax	(1,114)	(7,010)
Total gross deferred income tax liabilities	(10,490)	(66,020)	(70,709)
Net deferred income tax assets	66,899	421,056	101,056
Deferred income tax assets
Current deferred income tax assets, included in prepaid expenses and other current assets	26,733	168,256	85,117
Non-current deferred income tax assets, included in other assets	46,679	293,794	15,939
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(1,114)	(7,010)
Non-current deferred income tax liabilities, included in other liabilities	(5,399)	(33,984)
Net deferred income tax assets	$ 66,899	421,056	101,056

Income Taxes (Details 5) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2011 PRC PRC subsidiaries USD ($)	Dec. 31, 2011 PRC PRC subsidiaries CNY	Dec. 31, 2011 PRC Fine Silicon USD ($)	Dec. 31, 2011 PRC Fine Silicon CNY
Tax loss carryforwards
Tax loss carryforwards			$ 90,701	570,862
Tax loss carryforward in 2013				8,020
Tax loss carryforward in 2014				25,464
Tax loss carryforward in 2015				55,486
Tax loss carryforward in 2016				481,892
Valuation allowance for net deferred tax assets	$ 99,667	627,295			$ 99,667	627,295

Income Taxes (Details 6) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 PRC USD ($) Y	Dec. 31, 2011 PRC CNY	Dec. 31, 2011 Investment in foreign subsidiaries PRC USD ($)	Dec. 31, 2011 Investment in foreign subsidiaries PRC CNY	Dec. 31, 2011 Investment in foreign subsidiaries Germany USD ($)	Dec. 31, 2011 Investment in foreign subsidiaries Germany CNY
Deferred tax liability not recognized
Withholding income tax rate for dividends distributed (as a percent)			10.00%	10.00%	26.38%	26.38%
Deferred income tax liability for the undistributed earnings			$ 53,327	335,636	$ 1,629	10,251
Undistributed earnings of foreign subsidiaries			533,271	3,356,355	6,175	38,865
Period of statute of limitations (in years)	3	3
Period of statute of limitations, if the underpayment is more than the specified amount (in years)	5	5
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	$ 16	100
Period of statute of limitations for transfer pricing issues (in years)	10	10

Share-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended
	Jan. 31, 2007 Management M Y	Jan. 31, 2007 Restricted shares numerator denominator	Dec. 31, 2011 Restricted shares	Dec. 31, 2010 Restricted shares	Dec. 31, 2009 Restricted shares	Jan. 31, 2007 Restricted shares Management participant	Jan. 31, 2007 Restricted shares Directors and officers participant	Jan. 31, 2007 Restricted shares Other employees participant	Apr. 30, 2007 Restricted shares Executives participant	Apr. 30, 2007 Restricted shares Third party consultant participant	Dec. 31, 2011 2006 Stock Incentive Plan	Dec. 31, 2011 2006 Stock Incentive Plan Restricted shares Maximum	Dec. 31, 2011 2006 Stock Incentive Plan Stock options Maximum
Share-Based Compensation
Number of shares the company is authorized to issue											12,745,438	2,715,243	10,030,195
Number of participants to whom unvested shares were granted						68	8	60	1	1
Vesting of awards per year (percent) ratably on the anniversary of the grant date	20.00%
Vesting period (in years)	5 years
Anniversary on which the vesting of shares begins (in years)	1
Period (in months) that the company has the option to purchase all or part of shares after first vesting	6
Estimated fair value of underlying ordinary shares (in dollars per share)		$ 4.96
Preferred stock conversion basis, numerator		1
Preferred stock conversion basis, denominator		1
Preferred stock issuance price (in dollars per share)		$ 4.835
Estimated IPO stock issuance price (in dollars per share)									$ 11
Number of Non-vested Shares
Outstanding at the beginning of the period (in shares)			1,031,528	1,559,292	2,096,848
Granted (in shares)			20,000		24,000	2,576,060	1,576,300	999,760	30,000	15,000
Vested (in shares)			(525,764)	(527,764)	(530,212)
Forfeited (in shares)			(2,448)		(31,344)
Outstanding at the end of the period (in shares)			523,316	1,031,528	1,559,292
Grant date Weighted Average Fair Value
Outstanding at the beginning of the period (in dollars per share)			$ 5	$ 5.1	$ 5.22
Granted (in dollars per share)			$ 5.95		$ 3.89
Vested (in dollars per share)			$ 5.02	$ 4.97	$ 5.24
Forfeited (in dollars per share)			$ 4.96		$ 9.59
Outstanding at the end of the period (in dollars per share)			$ 5.02	$ 5	$ 5.1
Additional disclosures
Total fair value of restricted stock vested (in dollars)			$ 2,639	$ 2,623	$ 2,778

Share-Based Compensation (Details 2) (Restricted shares) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Cost of revenues USD ($)	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2009 Cost of revenues CNY	Dec. 31, 2011 Selling expenses USD ($)	Dec. 31, 2011 Selling expenses CNY	Dec. 31, 2010 Selling expenses CNY	Dec. 31, 2009 Selling expenses CNY	Dec. 31, 2011 General and administrative expenses USD ($)	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY	Dec. 31, 2009 General and administrative expenses CNY	Dec. 31, 2011 Research and development expenses USD ($)	Dec. 31, 2011 Research and development expenses CNY	Dec. 31, 2010 Research and development expenses CNY	Dec. 31, 2009 Research and development expenses CNY
Compensation cost
Total compensation cost recognized	$ 2,614	16,457	17,251	18,754	$ 166	1,047	1,103	1,113	$ 97	612	717	724	$ 2,321	14,606	15,206	16,712	$ 30	192	225	205

Share-Based Compensation (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Stock options Y	Dec. 31, 2010 Stock options Y	Dec. 31, 2009 Stock options Y	Nov. 30, 2011 Stock options Employees and management
Number of Stock options
Outstanding at the beginning of the period (in shares)				4,812,887	4,559,239	4,363,213
Granted (in shares)				4,030,306	426,500	503,000	2,811,306
Exercised (in shares)				(25,250)	(139,200)	(159,417)
Forfeited or cancelled (in shares)				(2,993,837)	(33,652)	(147,557)
Outstanding at the end of the period (in shares)				5,824,106	4,812,887	4,559,239
Vested and expected to vest at the end of the period (in shares)				5,824,106
Exercisable at the end of the period (in shares)				2,566,125
Weighted Average exercise price
Outstanding at the beginning of the period (in dollars per share)				$ 10.58	$ 10.23	$ 10.32
Granted (in dollars per share)				$ 5.19	$ 11.63	$ 6.65
Exercised (in dollars per share)				$ 3.66	$ 4.28	$ 4.16
Forfeited or cancelled (in dollars per share)				$ 14.95	$ 3.18	$ 7.16
Outstanding at the end of the period (in dollars per share)				$ 4.63	$ 10.58	$ 10.23
Vested and expected to vest at the end of the period (in dollars per share)				$ 4.63
Exercisable at the end of the period (in dollars per share)				$ 4.56
Weighted Average remaining contractual term
Outstanding at the end of the period (in years)				7.21
Vested and expected to vest at the end of the period (in years)				7.21
Exercisable at the end of the period (in years)				6.68
Aggregate intrinsic Value
Exercised				$ (4)	$ (780)	$ (1,857)
Outstanding at the end of the period				1,427
Vested and expected to vest at the end of the period				1,427
Exercisable at the end of the period				1,234
Additional disclosures
Weighted average option grant date fair value (in dollars per share)				$ 2.47	$ 7.7	$ 4.51
Aggregate grant date fair value				9,938	3,284	2,271
Fair value of stock options vested	2,586	7,834	7,628
Number of shares held by employees and management				4,030,306	426,500	503,000	2,811,306
Incremental value as a result of the modification							$ 1,749
Weighted average assumptions
Expected volatility (as a percent)				94.00%	73.00%	73.00%
Expected term (in years)				6.07	6.2	5.96
Risk-free interest rate (per annum) (as a percent)				1.74%	2.10%	3.58%
Estimated fair value of underlying ordinary shares (in dollars per share)				$ 6.72	$ 7.7	$ 4.51

Share-Based Compensation (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 Stock options USD ($)	Dec. 31, 2011 Stock options CNY	Dec. 31, 2010 Stock options CNY	Dec. 31, 2009 Stock options CNY	Dec. 31, 2011 Cost of revenues Stock options USD ($)	Dec. 31, 2011 Cost of revenues Stock options CNY	Dec. 31, 2010 Cost of revenues Stock options CNY	Dec. 31, 2009 Cost of revenues Stock options CNY	Dec. 31, 2011 Selling expenses Stock options USD ($)	Dec. 31, 2011 Selling expenses Stock options CNY	Dec. 31, 2010 Selling expenses Stock options CNY	Dec. 31, 2009 Selling expenses Stock options CNY	Dec. 31, 2011 General and administrative expenses Stock options USD ($)	Dec. 31, 2011 General and administrative expenses Stock options CNY	Dec. 31, 2010 General and administrative expenses Stock options CNY	Dec. 31, 2009 General and administrative expenses Stock options CNY	Dec. 31, 2011 Research and development expenses Stock options USD ($)	Dec. 31, 2011 Research and development expenses Stock options CNY	Dec. 31, 2010 Research and development expenses Stock options CNY	Dec. 31, 2009 Research and development expenses Stock options CNY
Compensation cost
Total compensation cost recognized		$ 9,120	57,401	57,502	57,273	$ 815	5,128	3,236	2,562	$ 1,464	9,212	9,672	8,839	$ 6,212	39,104	42,152	44,157	$ 629	3,957	2,442	1,715
Unrecognized compensation expense	$ 11,060
Period over which unrecognized compensation costs are expected to be recognized (in years)	1.41

Earnings per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Convertible senior notes	Dec. 31, 2010 Convertible senior notes	Dec. 31, 2009 Convertible senior notes	Dec. 31, 2011 Senior secured convertible notes	Dec. 31, 2010 Senior secured convertible notes	Dec. 31, 2009 Senior secured convertible notes	Dec. 31, 2011 Stock options and restricted shares	Dec. 31, 2009 Stock options and restricted shares	Dec. 31, 2011 ADM warrants	Dec. 31, 2009 ADM warrants
Numerator:
Numerator for basic and diluted earnings per share	$ (509,845)	(3,208,911)	1,386,776	(531,595)
Denominator:
Denominator for basic earnings per share - Weighted-average ordinary shares outstanding	156,805,040	156,805,040	151,542,518	138,759,177
Stock options (in shares)			1,770,501
Restricted shares			829,171
ADM warrants (in shares)			2,416,007
Denominator for diluted earnings (loss) per share (in shares)	156,805,040	156,805,040	156,558,197	138,759,177
Basic earnings (loss) per share	$ (3.25)	(20.46)	9.15	(3.83)
Diluted earnings (loss) per share	$ (3.25)	(20.46)	8.86	(3.83)
Potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share
Shares issuable					27,650	27,650	3,974,659	3,339,525	3,339,525	9,340,967	2,556,742	6,118,531	1,540,773	4,125,000

Earnings per share (Details 2) (Tianwei Baobian, Tianwei Yingli)	Dec. 31, 2011
Tianwei Baobian | Tianwei Yingli
Related party
Equity interest (as a percent)	25.99%

Related-Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Tibetan Yingli USD ($)	Dec. 31, 2011 Tibetan Yingli CNY	Dec. 31, 2010 Tibetan Yingli CNY	Dec. 31, 2009 Tibetan Yingli CNY	Dec. 31, 2011 Subsidiaries of Yingli Group USD ($) Y	Dec. 31, 2011 Subsidiaries of Yingli Group CNY	Dec. 31, 2010 Subsidiaries of Yingli Group CNY	Dec. 31, 2009 Subsidiaries of Yingli Group CNY	Dec. 31, 2011 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary USD ($)	Dec. 31, 2011 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2010 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2009 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2011 Affiliate USD ($)	Dec. 31, 2011 Affiliate CNY	Dec. 31, 2011 Subsidiaries of Tianwei Group USD ($)	Dec. 31, 2011 Subsidiaries of Tianwei Group CNY
Related-Party Transactions
Sales of products to related parties	$ 54,533	343,226	293,101	49,144	$ 1,500	9,439	14,020	2,854	$ 15,314	96,386	105,598	36,589	$ 928	5,844	173,483	4,007	$ 36,791	231,557
Purchase of raw materials from related parties	210,102	1,322,363	1,435,562	771,158					173,241	1,090,362	733,189	250,054	26,884	169,203	663,012	475,178			9,977	62,798
Purchase of services from related parties									9,977	62,798
Accounts receivable from related parties	44,727	281,509	190,486
Prepayments for materials to related party suppliers	24,981	157,226	97,566
Other amounts due from related parties	18,560	116,807	3,512
Total due from related parties	88,268	555,542	291,564
Prepayments for construction of property, plant and equipment to related party suppliers	11,240	70,744
Total other due from related parties	11,240	70,744
Amounts due to related parties	(38,541)	(242,575)	(84,481)
Total due to related parties	(38,541)	(242,575)	(84,481)
Term of loan facility (in years)									1	1
Principal amount									$ 15,888	100,000
Interest rate (as a percent)									7.22%	7.22%

Commitments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Property, plant and equipment USD ($)	Dec. 31, 2011 Property, plant and equipment CNY	Dec. 31, 2011 Polysilicon USD ($)	Dec. 31, 2011 Polysilicon CNY	Dec. 31, 2011 Other polysilicon Minimum USD ($)	Dec. 31, 2011 Other polysilicon Minimum CNY
Capital Commitments
Commitments outstanding	$ 685,881	4,316,866
Purchase obligations under "take or pay" arrangements
2012			206,860	1,301,955
2013			360,864	2,271,241
2014			380,923	2,397,492
2015			454,305	2,859,348
2016			357,998	2,253,202
Thereafter			1,079,199	6,792,370
Total purchase obligation			$ 2,840,149	17,875,608	$ 1,624,571	10,224,888

Goodwill and Other Intangible Assets (Details) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2009 CNY	Mar. 31, 2008 Tianwei Yingli	Jun. 30, 2007 Tianwei Yingli	Dec. 31, 2006 Tianwei Yingli	Nov. 30, 2006 Tianwei Yingli	Mar. 14, 2008 Tianwei Yingli CNY	Jun. 25, 2007 Tianwei Yingli CNY	Dec. 18, 2006 Tianwei Yingli CNY	Nov. 20, 2006 Tianwei Yingli CNY
Changes in Goodwill
Balances at the beginning of the period		273,666	273,666
Impairment of goodwill	(43,436)	(273,382)
Disposal of a subsidiary		(284)
Balances at the end of the period			273,666
Acquisition
Equity interest (as a percent)				74.01%	70.11%	62.13%	53.98%
Total cash consideration								1,750,840	908,600	484,840	130,940

Goodwill and Other Intangible Assets (Details 2) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Trademarks USD ($)	Dec. 31, 2011 Trademarks CNY	Dec. 31, 2010 Trademarks CNY	Dec. 31, 2011 Technical know-how USD ($) Y	Dec. 31, 2011 Technical know-how CNY	Dec. 31, 2010 Technical know-how CNY Y	Dec. 31, 2009 Technical know-how CNY	Dec. 31, 2011 Customer relationships USD ($) Y	Dec. 31, 2011 Customer relationships CNY	Dec. 31, 2010 Customer relationships CNY Y	Dec. 31, 2009 Customer relationships CNY	Dec. 31, 2011 Order backlog CNY Y	Dec. 31, 2010 Order backlog CNY Y	Dec. 31, 2009 Order backlog CNY	Dec. 31, 2011 Short-term supplier contracts CNY Y	Dec. 31, 2010 Short-term supplier contracts CNY Y	Dec. 31, 2011 Long-term supplier contracts CNY Y agreement	Dec. 31, 2010 Long-term supplier contracts CNY Y	Dec. 31, 2009 Long-term supplier contracts CNY
Indefinite-lived intangible assets
Intangibles, net					$ 9,163	57,672	57,672
Finite-lived intangible assets
Weighted average amortization period (in years)								5.7	5.7	5.7		5.8	5.8	5.8		1.3	1.3		0.5	0.5	9	9
Gross carrying amount									209,084	209,084			66,671	66,671		23,274	23,274		4,303	4,303	137,820	137,820
Accumulated amortization		(257,261)	(207,153)						(171,327)	(132,803)			(51,714)	(40,130)		(23,274)	(23,274)		(4,303)	(4,303)	(6,643)	(6,643)
Impairment																					(131,177)	(131,177)
Intangibles, net								5,999	37,757	76,281		2,377	14,957	26,541
Intangibles
Gross carrying amount		498,824	498,824
Accumulated amortization		(257,261)	(207,153)						(171,327)	(132,803)			(51,714)	(40,130)		(23,274)	(23,274)		(4,303)	(4,303)	(6,643)	(6,643)
Impairment		(131,177)	(131,177)	(131,177)
Intangibles, net	17,539	110,386	160,494
Number of polysilicon supply agreements																					4
Total amortization expense	7,961	50,108	48,814	56,386				6,120	38,523	37,229	37,179	1,841	11,585	11,585	11,585			979					6,643
Estimated amortization expense
2012		47,574
2013		3,928
2014		250
2015		250
2016		250

Acquisition (Details)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Apr. 30, 2011 Baoding Zhongtai CNY	Dec. 31, 2011 Baoding Zhongtai USD ($)	Dec. 31, 2011 Baoding Zhongtai CNY	Apr. 08, 2011 Baoding Zhongtai CNY
Acquisition
Aggregate consideration, net						80,000,000
Percentage of ownership acquired						80.00%
Noncontrolling interest (as a percent)						20.00%
Total assets						184,382,000
Total liabilities						(99,129,000)
Net assets acquired						85,253,000
Less: noncontrolling interest						17,051,000
Deemed cash consideration						16,000,000
Gain on bargain purchase	$ 8,294,000	52,202,000	52,202,000	$ 8,294,000	52,202,000

Geographic Revenue Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Europe USD ($)	Dec. 31, 2011 Europe CNY	Dec. 31, 2010 Europe CNY	Dec. 31, 2009 Europe CNY	Dec. 31, 2011 Germany USD ($)	Dec. 31, 2011 Germany CNY	Dec. 31, 2010 Germany CNY	Dec. 31, 2009 Germany CNY	Dec. 31, 2011 Spain USD ($)	Dec. 31, 2011 Spain CNY	Dec. 31, 2010 Spain CNY	Dec. 31, 2009 Spain CNY	Dec. 31, 2011 France USD ($)	Dec. 31, 2011 France CNY	Dec. 31, 2010 France CNY	Dec. 31, 2009 France CNY	Dec. 31, 2011 Italy USD ($)	Dec. 31, 2011 Italy CNY	Dec. 31, 2010 Italy CNY	Dec. 31, 2009 Italy CNY	Dec. 31, 2011 Belgium USD ($)	Dec. 31, 2011 Belgium CNY	Dec. 31, 2009 Belgium CNY	Dec. 31, 2011 Holland USD ($)	Dec. 31, 2011 Holland CNY	Dec. 31, 2010 Holland CNY	Dec. 31, 2009 Holland CNY	Dec. 31, 2011 Czech USD ($)	Dec. 31, 2011 Czech CNY	Dec. 31, 2010 Czech CNY	Dec. 31, 2009 Czech CNY	Dec. 31, 2010 Cyprus CNY	Dec. 31, 2009 Cyprus CNY	Dec. 31, 2011 Greece USD ($)	Dec. 31, 2011 Greece CNY	Dec. 31, 2010 Greece CNY	Dec. 31, 2009 Greece CNY	Dec. 31, 2011 England USD ($)	Dec. 31, 2011 England CNY	Dec. 31, 2010 England CNY	Dec. 31, 2009 England CNY	Dec. 31, 2011 Other European countries USD ($)	Dec. 31, 2011 Other European countries CNY	Dec. 31, 2010 Other European countries CNY	Dec. 31, 2009 Other European countries CNY	Dec. 31, 2011 PRC (excluding HK SAR, Macau and Taiwan) USD ($)	Dec. 31, 2011 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2010 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2009 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2010 HK SAR CNY	Dec. 31, 2009 HK SAR CNY	Dec. 31, 2011 United States of America USD ($)	Dec. 31, 2011 United States of America CNY	Dec. 31, 2010 United States of America CNY	Dec. 31, 2009 United States of America CNY	Dec. 31, 2011 Japan USD ($)	Dec. 31, 2011 Japan CNY	Dec. 31, 2010 Japan CNY	Dec. 31, 2009 Japan CNY	Dec. 31, 2011 South Korea USD ($)	Dec. 31, 2011 South Korea CNY	Dec. 31, 2010 South Korea CNY	Dec. 31, 2009 South Korea CNY	Dec. 31, 2011 Other countries USD ($)	Dec. 31, 2011 Other countries CNY	Dec. 31, 2010 Other countries CNY	Dec. 31, 2009 Other countries CNY
Geographical Revenue Information
Total net revenues	$ 2,332,094	14,677,965	12,499,987	7,254,869	$ 1,440,964	9,069,292	10,306,465	6,492,643	$ 1,047,857	6,595,109	7,078,239	4,575,675	$ 81,310	511,757	704,355	431,520	$ 55,944	352,107	236,522	99,915	$ 111,321	700,646	853,788	445,861	$ 11,159	70,236	163,091	$ 35,338	222,413	471,889	348,710	$ 1,573	9,899	286,901	174,405	5,264	162,064	$ 33,443	210,487	453,050	76,984	$ 36,086	227,122	174,875	9,331	$ 26,933	169,516	41,582	5,087	$ 518,263	3,261,886	745,917	328,505	16,500	56,862	$ 339,570	2,137,219	1,216,962	147,383	$ 8,141	51,236	22,854	1,819	$ 2,071	13,036	154,769	218,135	$ 23,085	145,296	36,520	9,522

Subsequent events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Jan. 31, 2012 Conversion of senior secured convertible notes due 2012
Subsequent events
Conversion of senior secured convertible notes (in shares)		3,588,025
Conversion price (in dollars per ADS)	4.06
Carrying Amount		$ 14,600